                                                                   [NUVEEN LOGO]





Nuveen Tax-Free
Mutual Funds                                    [PHOTOGRAPH APPEARS HERE]

Dependable tax-free
income for generations


CALIFORNIA

CALIFORNIA INSURED

MASSACHUSETTS

MASSACHUSETTS INSURED

NEW YORK

NEW YORK INSURED

OHIO






SEMIANNUAL REPORT/AUGUST 31, 1996

  CONTENTS

  3  Dear shareholder

  5  Answering your questions

  8  Fund performance

 12  Portfolio of investments

 59  Statement of net assets

 61  Statement of operations

 63  Statement of changes in net assets

 67  Notes to financial statements

 78  Financial highlights

Dear
shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

" Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen mutual funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. Our goal is to help our shareholders meet their need for tax-free investment income with a full range of investment choices. We continue to focus on providing attractive levels of income, diversification, and professional research-oriented management, in the belief that this focus will contribute to many more years of investment success for our fund shareholders. The performance of the mutual funds covered in this report demonstrates the ability of quality investments to provide attractive tax-free income. As of August 31, 1996, current yields on net asset values for R shares for these funds ranged from 4.51% to 5.11%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.05% on taxable alternatives. When state taxes are taken into account, the power of tax-free investing is even more apparent, increasing the required taxable-equivalent yield to a range of 7.98% to 8.71%. Taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.
  Market appreciation of bonds in the portfolios further improved investors' overall experience for the 12 months ending August 31, 1996. Total returns on R shares, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 5.23% to 6.65%, equivalent to taxable investments with total returns of 9.38% to 10.73%.
  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen more flexibility to meet expanded investor needs for capital preservation, current income, and future growth. For nearly 100 years, we have offered products and services designed for the prudent investor, services that have grown over the years as a natural extension of our expertise in municipal bonds. We are now embarking on new endeavors, as we grow to serve the broader needs of today's conservative investor.
  In November, Nuveen will introduce the Nuveen Growth and Income Stock Fund, designed to provide a high-quality equity complement to our current municipal bond funds. The fund will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago who shares Nuveen's values and investment management style. Tailor-made to address the needs of many Nuveen investors, the fund can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.
  In addition, Nuveen plans to acquire Flagship Resources, Inc., a fixed-income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. The tax-exempt mutual fund activities of Flagship and Nuveen expect to be merged in January 1997, enabling us to offer more than 40 municipal funds, the broadest selection available in the U.S. Intermediate and limited term national funds as well as product offerings in 24 states, will provide more tax-free options to match investors' individual needs.
  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your questions


Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market

How did the municipal market perform over the past year?

Unlike the prior two years, 1996's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, this year has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality. Over the past year, municipal bonds have continued to outperform Treasuries, an indication of the strength and resilience of this market segment.

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to

[PHOTO OF TOM SPALDING]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

other bonds in the market. This approach was rewarded over the past year, as many of our portfolio holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

What is your outlook for the municipal market?

A look at the current economy shows a combination of factors that historically bodes well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years. The Federal Reserve's decision to stand pat on short-term rates since January indicates that it believes inflation is under control. The economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply. Fading worries about tax reform-and the potential effect of a flat tax proposal-have resulted in increased demand for tax-free products. New issuance of bonds remains adequate but modest, further supporting a favorable environment for investors.

What are some of the factors affecting dividend changes?

All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for several months. Still, dividends ultimately depend on the overall earnings of each fund, which can be reduced by bond calls, fluctuations in interest rates, and other portfolio changes.

  When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. Current long-term rates are well below those at the start of the decade. As older, higher-yielding bonds are called from some portfolios, they must be replaced with the bonds available in the market today, reducing fund earnings. To minimize the effect of bond calls in the future, Nuveen has taken advantage of opportunities to invest in non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN CALIFORNIA
TAX-FREE VALUE FUND

CALIFORNIA





Shareholders have enjoyed relatively stable dividends. From time to time, adjustments in the monthly dividend are made to reflect the current earnings of the portfolio.





12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0480
10/95 - .0475
11/95 - .0475
12/95 - .0465
 1/96 - .0465
 2/96 - .0465
 3/96 - .0465
 4/96 - .0465
 5/96 - .0465
 6/96 - .0475
 7/96 - .0475
 8/96 - .0475

--------------------------------------------------------
FUND HIGHLIGHTS 8/31/96
--------------------------------------------------------
Current SEC yield on R Shares*                     8.03%
Taxable-equivalent yield on R Shares**             8.67%
12-mo. total return on R Shares*                   6.65%
Taxable-equivalent total return on R Shares       10.73%
Combined tax rate                                  42.0%
--------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.


NUVEEN CALIFORNIA INSURED
TAX-FREE VALUE FUND

CALIFORNIA INSURED




In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.



12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0460   3/96 - .0460
10/95 - .0460   4/96 - .0460
11/95 - .0460   5/96 - .0460
12/95 - .0460   6/96 - .0460
 1/96 - .0460   7/96 - .0460
 2/96 - .0460   8/96 - .0460

--------------------------------------------------------
FUND HIGHLIGHTS 8/31/96
--------------------------------------------------------
Current SEC yield on R Shares*                     4.96%
Taxable-equivalent yield on R Shares**             8.55%
Annual total return on R Shares*                   6.45%
Taxable-equivalent total return on R Shares       10.40%
Combined tax rate                                  42.0%
--------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN MASSACHUSETTS
TAX-FREE VALUE FUND

MASSACHUSETTS



The Fund adjusted its monthly tax-free dividend twice during the period as older, higher coupon bonds were called away and replaced with today's lower yielding bonds.



12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0455   3/96 - .0440
10/95 - .0455   4/96 - .0440
11/95 - .0455   5/96 - .0440
12/95 - .0450   6/96 - .0440
 1/96 - .0450   7/96 - .0440
 2/96 - .0450   8/96 - .0440

------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------
Current SEC yield on R Shares*                  4.92%
Taxable-equivalent yield on R Shares**          8.71%
Annual total return on R Shares*                5.69%
Taxable-equivalent total return on R Shares    10.04%
Combined tax rate                               43.5%
------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.







NUVEEN MASSACHUSETTS INSURED
TAX-FREE VALUE FUND

MASSACHUSETTS INSURED



In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY--R SHARES

 9/95 - .0450   3/96 - .0450
10/95 - .0450   4/96 - .0450
11/95 - .0450   5/96 - .0450
12/95 - .0450   6/96 - .0450
 1/96 - .0450   7/96 - .0450
 2/96 - .0450   8/96 - .0450

-------------------------------------------------------
FUND HIGHLIGHTS 8/31/96
-------------------------------------------------------
Current SEC yield on R Shares*                    4.51%
Taxable-equivalent yield on R Shares**            7.98%
Annual total return on R Shares*                  5.23%
Taxable-equivalent total return on R Shares       9.38%
Combined tax rate                                 43.5%
-------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN NEW YORK
TAX-FREE VALUE FUND

New York

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.

12 MONTH DIVIDEND HISTORY--R SHARES

[PERFORMANCE GRAPH APPEARS HERE]

 9/95 - .0485   3/96 - .0485
10/95 - .0485   4/96 - .0485
11/95 - .0485   5/96 - .0485
12/95 - .0485   6/96 - .0485
 1/96 - .0485   7/96 - .0485
 2/96 - .0485   8/96 - .0485

------------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------------
 Current SEC yield on R Shares*                      5.11%

 Taxable-equivalent yield on R Shares**              8.59%

 Annual total return on R Shares*                    5.98%

 Taxable-equivalent total return on R Shares         9.90%

 Combined tax rate                                   40.5%
------------------------------------------------------------
The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN NEW YORK INSURED
TAX-FREE VALUE FUND

NEW YORK INSURED

Shareholders enjoyed relatively stable dividends and a capital gains distribution in November. From time to time, adjustments in the monthly dividend are made to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY--R SHARES

[PERFORMANCE GRAPH APPEARS HERE]

 9/95 - .0460                        3/96 - .0460
10/95 - .0460                        4/96 - .0460
11/95 - .0750 (with Capital Gains)   5/96 - .0460
12/95 - .0460                        6/96 - .0450
 1/96 - .0460                        7/96 - .0450
 2/96 - .0460                        8/96 - .0450

------------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------------
 Current SEC yield on R Shares*                      4.78%

 Taxable-equivalent yield on R Shares**              8.03%

 Annual total return on R Shares*                    5.45%

 Taxable-equivalent total return on R Shares         9.16%

 Combined tax rate                                   40.5%
------------------------------------------------------------

The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

NUVEEN OHIO
TAX-FREE VALUE FUND

Ohio

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.

12 MONTH DIVIDEND HISTORY--R SHARES

[PERFORMANCE GRAPH APPEARS HERE]

 9/95 - .0470   3/96 - .0470
10/95 - .0470   4/96 - .0470
11/95 - .0470   5/96 - .0470
12/95 - .0470   6/96 - .0470
 1/96 - .0470   7/96 - .0470
 2/96 - .0470   8/96 - .0470

------------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
------------------------------------------------------------
 Current SEC yield on R Shares*                      4.90%

 Taxable-equivalent yield on R Shares**              8.31%

 Annual total return on R Shares*                    5.32%

 Taxable-equivalent total return on R Shares         9.20%

 Combined tax rate                                   41.0%
------------------------------------------------------------
The dividend history used in this chart constitutes past performances and does not necessarily predict the future dividends of the Fund.

See footnote on page 11.

* All shares issued prior to September 6, 1994, have been designated as Class R shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 78 for additional data on Class A and Class C shares.

** An investor subject to the indicated income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN CALIFORNIA TAX-FREE VALUE FUND


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  3,200,000   California Statewide Cmntys Develop Auth Revenue Ctfs of
                Participation Series 1996 Methodist Hospital of Southern Calif,
                5.500%, 7/01/10                                                     AAA       7/06 at 102    $  3,106,272
   3,150,000   California Educational Facilities Authority Revenue Bonds
                (University of Southern California Project) Series 1989 A,
                7.200%, 10/01/15                                                     Aa      10/97 at 102       3,296,790
   4,500,000   California Educational Facilities Authority Revenue Bonds
                (University of San Francisco), Series 1996, 6.000%, 10/01/26        Aaa      10/06 at 102       4,544,010
               California Educational Facilities Authority, Revenue Bonds
                (Loyola Marymount University) Series 1996:
   1,380,000    5.875%, 10/01/16                                                    Aaa      10/06 at 102       1,379,917
   2,405,000    5.900%, 10/01/21 (DD)                                               Aaa      10/06 at 102       2,397,039
               California Health Facilities Financing Authority, Insured Health
                Facility Revenue Bonds (Small Facilities Pooled Loan Program),
                1994 Series B:
   3,000,000    7.400%, 4/01/14                                                       A       4/05 at 102       3,373,860
   3,635,000    7.500%, 4/01/22                                                       A       4/05 at 102       4,112,385
   3,750,000   California Health Facilities Financing Authority, Insured
                Revenue Bond (Sutter/CHS), 5.875%, 8/15/16                          Aaa       8/06 at 102       3,715,125
   1,700,000   California Health Facilities Financing Authority, Hospital
                Revenue Refunding Bonds (Sutter Health) Series 1989A,
                7.000%, 1/01/09                                                      A1       1/99 at 102       1,811,027
   2,000,000   California Health Facilities Financing Authority, Health Facility
                Revenue Bonds (Health Dimensions, Incorporated) 1990
                Series A, 7.500%, 5/01/15 (Pre-refunded to 5/01/00)                  Ba       5/00 at 102       2,235,740
   2,000,000   California Health Facilities Financing Authority, Health Facility
                Revenue Bonds (Sisters of Providence), Series 1990,
                7.500%, 10/01/10 (Pre-refunded to 10/01/00)                         AA-      10/00 at 102       2,250,520
   3,380,000   California Health Facilities Financing Authority, Kaiser
                Permanente, Revenue Bonds, 1990 Series A, 7.000%, 12/01/10           AA      12/00 at 102       3,681,699
   4,750,000   California Housing Finance Agency Home Mortgage Revenue
                Bonds, 1995 Series F, 5.950%, 8/01/14                               Aaa       8/05 at 102       4,749,715
   1,060,000   California State Public Works Board, High Technology Facilities
                Lease, The Regents of the University of California, San Diego
                Facility, 7.375%, 4/01/06                                            A1      No Opt. Call       1,127,490
   2,905,000   California Statewide Communities Development Authority,
                Senior Lien Multifamily Housing Revenue Bonds (Monte Vista
                Terrace), Series 1996A, 6.375%, 9/01/20                             AAA       9/06 at 100       2,931,929
   2,000,000   California Statewide Communities Development Authority,
                Certificates of Participation, Huntington Memorial Hospital,
                5.750%, 7/01/16                                                     AAA       7/06 at 102       1,963,860
   2,500,000   Certificates of Participation, California Statewide Communities
                Development Authority (Solheim Lutheran Home),
                6.500%, 11/01/17                                                      A      11/04 at 102       2,571,825
   3,000,000   Certificates of Participation, California Statewide Communities
                Development Authority, St. Joseph Health System Obligated
                Group, 6.500%, 7/01/15                                               Aa       7/04 at 102       3,131,430
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  8,470,000   State Public Works Board of the State of California Lease
                Revenue Bonds (The Trustees of The California State
                University), 1992 Series A (Various California State University
                Projects), 6.700%, 10/01/17                                           A      10/02 at 102    $  8,964,309
   5,000,000   State Public Works Board of the State of California Lease
                Revenue Bonds (The Trustees of The California State
                University), 1993 Series A (Various California State
                University Projects), 5.500%, 12/01/18                                A      12/03 at 102       4,616,850
   5,000,000   State Public Works Board of the State of California Lease
                Revenue Bonds (Department of Corrections) 1996 Series A
                (California Substance Abuse Treatment Facility and State
                Prison at Corcoran (Corcoran II)), 5.250%, 1/01/21                  Aaa       1/06 at 100       4,628,050
   5,900,000   State of California, Department of Water Resources, Central
                Valley Project, Water System Revenue Bonds, Series M,
                5.000%, 12/01/15                                                     Aa      12/03 at 101       5,252,829
   1,500,000   Insured Certificates of Participation (Channing House), Series
                1991A, ABAG Finance Authority For Nonprofit Corporations,
                7.125%, 1/01/21                                                       A       1/01 at 102       1,606,545
   2,035,000   Certificates of Participation (1991 Capital Improvement Project),
                Bella Vista Water District (California), 7.375%, 10/01/17           Baa      10/01 at 102       2,150,730
   7,000,000   Brea Redevelopment Agency (Orange County, California), 1993
                Tax Allocation Refunding Bonds (Redevelopment Project AB),
                5.500%, 8/01/17                                                     Aaa       8/03 at 102       6,629,490
   1,000,000   Carson Redevelopment Agency (California), Redevelopment
                Project Area No. 2, Refunding Tax Allocation Bonds, Series
                1993, 6.000%, 10/01/13                                              Baa      10/03 at 102         973,400
   2,000,000   Carson Redevelopment Agency (California), Redevelopment
                Project Area No. 1, Tax Allocation Bonds, Series 1993,
                6.000%, 10/01/16                                                   Baa1      10/03 at 102       1,942,000
   1,755,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central
                California), 5.000%, 2/01/23                                          A       2/03 at 100       1,446,576
   2,000,000   Certificates of Participation, Insured Health Facility Revenue,
                (Sierra Sunrise Lodge) Series 1991A, 6.750%, 2/01/21                  A       2/01 at 102       2,079,360
   5,000,000   Contra Costa Water District (Contra Costa County, California),
                Water Revenue Refunding Bonds, Series F, 5.000%, 10/01/20           Aaa  10/02 at 101 1/2       4,416,250
   6,500,000   County of Contra Costa, Mortgage Revenue Refunding Bonds,
                Series 1993A (FHA Insured Mortgage Loan -- Cedar Pointe
                Apartments Project), 6.150%, 9/01/25                                AAA       9/03 at 103       6,543,420
   2,000,000   Hospital Revenue Certificates of Participation (Desert Hospital
                Corporation Project), Series 1990, 8.100%, 7/01/20
                (Pre-refunded to 7/01/00)                                           AAA       7/00 at 102       2,285,760
   3,200,000   Certificates of Participation, Desert Sands Unified School
                District (Capital Projects Program), Series 1995,
                5.750%, 3/01/20                                                     Aaa       3/05 at 102       3,141,376
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN CALIFORNIA TAX-FREE VALUE FUND -- CONTINUED


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,950,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties, California), Water System Subordinated Revenue
                Bonds, Series 1990, 7.500%, 6/01/18 (Pre-refunded to 6/01/00)       Aaa       6/00 at 102    $  2,185,268
   4,000,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties, California), Water System Subordinated Revenue
                Bonds, Series 1991, 6.375%, 6/01/21 (Pre-refunded to 12/01/01)      Aaa      12/01 at 102       4,401,480
   2,500,000   Fontana Public Financing Authority (San Bernardino County,
                California), Tax Allocation Revenue Bonds (North Fontana
                Redevelopment Project), 1990 Series A, 7.250%, 9/01/20              BB+       9/00 at 102       2,441,750
   2,475,000   City of Loma Linda California, Hospital Revenue Bonds (Loma
                Linda University Medical Center Project), Series 1993-A,
                6.000%, 12/01/06                                                    BBB      12/03 at 102       2,435,549
   5,000,000   The Community Redevelopment Agency of the City of
                Los Angeles, California, Multifamily Housing Revenue
                Refunding Bonds, 1995 Series A (Angelus Plaza Project),
                7.400%, 6/15/10                                                     AAA       6/05 at 105       5,491,500
   3,505,000   Harbor Department of the City of Los Angeles (California),
                Revenue Bonds, Issue of 1988, 7.600%, 10/01/18                      AAA      No Opt. Call       4,240,454
     255,000   The City of Los Angeles 1987 Home Mortgage Revenue Bonds
                (GNMA Mortgaged-Backed Securities Program),
                8.100%, 5/01/17                                                     Aaa      No Opt. Call         268,280
   4,595,000   Los Angeles County Public Works Finance Authority, Revenue
                Bonds, Series 1994A (Los Angeles County Regional Park and
                Open Space District), 6.125%, 10/01/10                               Aa      10/04 at 102       4,735,837
   3,740,000   Los Angeles County Public Works Financing Authority, Lease
                Revenue Refunding Bonds (County of Los Angeles 1996
                Master Refunding Project), Series A, 5.250%, 9/01/14                Aaa       9/06 at 102       3,494,207
   3,735,000   Los Angeles County Public Works Financing Authority, Lease
                Revenue Refunding Bonds (County of Los Angeles 1996
                Master Refunding Project), Series B, 5.250%, 9/01/13 (DD)           Aaa       9/06 at 102       3,516,727
     190,000   County of Los Angeles Single Family Mortgage Revenue Bonds
                (GNMA Mortgage Backed Securities Program), 1987 Issue A,
                8.000%, 3/01/17                                                     Aaa      No Opt. Call         198,826
   2,000,000   Los Angeles County Transportation Commission (California),
                Sales Tax Revenue Refunding Bonds, Series 1989-A,
                7.400%, 7/01/15                                                     AA-       7/99 at 102       2,170,300
               Los Angeles County Transportation Commission (California),
                Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                Series 1992-A
   2,300,000    6.250%, 7/01/13                                                     Aaa       7/02 at 102       2,406,168
   4,445,000    6.000%, 7/01/23                                                     Aaa       7/02 at 102       4,476,293
   1,260,000   Marysville Community Development Agency, Marysville Plaza
                Project, 1992 Tax Allocation Refunding Bonds (Bank
                Qualified), 7.250%, 3/01/21                                         Baa       3/02 at 102       1,341,018
     740,000   Community Development Agency of The City of Menlo Park,
                Multifamily Housing Revenue Bonds (FHA-Insured Mortgage
                Loan -- The Gateway Project), Series 1987A, 8.250%, 12/01/28         Aa       6/97 at 103         776,534
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Modesto Irrigation District Financing Authority, Refunding
                 Revenue Bonds, Series A, 6.000%, 10/01/15                          Aaa      10/06 at 102    $  5,083,000
     860,000   City of Monterey, Hospital Revenue Bonds, (Monterey Peninsula
                 Hospital Project) Series 1984 A, 7.375% 7/01/14                     A+       1/97 at 102         885,671
   1,500,000   Community Facilities District No. 1 of the North City West
                 School Facilities Financing Authority, Special Tax Bonds, Series
                 1989A, 7.850%, 9/01/19 (Pre-refunded to 9/01/99)                   N/R       9/99 at 102       1,675,680
   2,930,000   Northern California Power Agency, Hydroelectric Project
                 Number One Revenue Bonds, Refunding Series E,
                 7.150%, 7/01/24                                                      A       7/98 at 102       3,072,574
   2,080,000   City of Ontario, (San Bernardino County, California), Limited
                 Obligation Improvement Bonds, Assessment District No. 100C,
                 (California Commerce Center -- Phase III), 8.000%, 9/02/11         N/R       3/97 at 103       2,155,192
   1,430,000   Redding Joint Powers Financing Authority Lease Revenue Bonds,
                 (Capital Improvement Projects) Series 1993, 6.250%, 6/01/23          A       6/03 at 102       1,394,479
   7,290,000   City of Riverside, California, Multifamily Housing Revenue
                 Bonds, (Fannie Mae Pass-through Certificate Program/
                 Birchwood Park Apartment Project), Series 1992A,
                 6.500%, 1/01/18                                                    AAA       7/02 at 100       7,444,912
     205,000   Sacramento Municipal Utility District (California), Subordinated
                 Electric Revenue Bonds, 1985 Refunding Series,
                 8.000%, 11/15/10                                                  Baa1      10/96 at 100         205,494
   3,500,000   Sacramento Municipal Utility District, Electric Revenue Bonds,
                 1988 Series W, 7.875%, 8/15/16 (Pre-refunded to 8/15/98)           Aaa       8/98 at 102       3,811,395
   2,315,000   Limited Obligation Refunding Bonds, City of Salinas,
                 Consolidated Refunding District 94-3, Series No. A-181
                 Monterey County, California, 7.400%, 9/02/09                       N/R       9/06 at 103       2,402,600
   2,080,000   City of Salinas, Housing Facility Refunding Revenue Bonds,
                 Series 1994A (GNMA Collateralized -- Villa Serra Project),
                 6.500%, 7/20/17                                                    AAA       7/04 at 102       2,142,483
   8,680,000   San Bernardino County, California, Certificates of Participation,
                 Series 1995 (Medical Center Financing Project),
                 5.500%, 8/01/15 (DD)                                               Aaa       8/05 at 102       8,339,484
   2,000,000   San Francisco City and County School District Facilities
                 Improvement Series D, 6.000%, 6/15/14                              Aaa       6/04 at 102       2,045,100
   5,000,000   City and County of San Francisco, Redevelopment Financing
                 Authority, 1993 Series C Tax Allocation Revenue Bonds,
                 (San Francisco Redevelopment Projects), 5.125%, 8/01/18              A       8/03 at 103       4,428,450
   3,070,000   Certificates of Participation, (1993 Seismic Retrofit Financing
                 Project), City of San Leandro, California, San Leandro Public
                 Financing Authority, 5.900%, 6/01/13                                 A       6/03 at 102       3,010,503
   1,000,000   Certificates of Participation Series 1991, San Mateo County
                 Board of Education, (Administration Building Project),
                 7.100%, 5/01/21                                                     A+       5/99 at 102       1,051,960
   1,750,000   Certificates of Participation, Insured Revenue, City of
                 Santa Barbara, (FACT Retirement Services), 5.850%,  8/01/15          A       8/06 at 102       1,686,930
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA TAX-FREE VALUE FUND -- CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Housing Authority of the County of Santa Cruz, Multifamily
                 Housing Refunding Revenue Bonds, Series 1990A,
                 (Fannie Mae Collateralized), 7.750%, 7/01/23                       AAA       7/00 at 102    $  3,188,460
   2,000,000   Certificates of Participation, (1990 Financing Project), Sonoma
                 County Office of Education, 7.375%, 7/01/20
                 (Pre-refunded to 7/01/00)                                           A+       7/00 at 102       2,229,940
  12,750,000   Southern California Public Power Authority (a public entity organized under the laws of the State of California) (Palo Verde
                 Project), Power Project Revenue Bonds, 1993 Refunding
                 Series A, 5.000%, 7/01/15 (DD)                                      Aa       7/03 at 102      11,381,288
     740,000   Southern California Public Power Authority, Transmission
                 Project Revenue Bonds, 1986 Refunding Series B (Southern
                 Transmission Project), 5.500%,  7/01/23                             Aa       9/96 at 100         732,363
   1,100,000   Certificates of Participation, (1992 Financing Project) Series B,
                 County of Tulare, Tulare County Public Facilities Corporation,
                 6.875%, 11/15/12                                                  Baa1      11/02 at 102       1,148,356
   4,200,000   Certificates of Participation, (Capital Improvement Program),
                 1996 Series A, County of Tulare, California, 6.000%, 2/15/16       Aaa       2/06 at 102       4,208,484
               The Regents of the University of California, 1993 Refunding
                 Certificates of Participation (UCLA Central Chiller/
                 Cogeneration Facility):
   1,750,000     5.500%, 11/01/17                                                    Aa      11/03 at 102       1,652,735
   3,500,000     5.600%, 11/01/20                                                    Aa      11/03 at 102       3,269,454
   4,335,000     6.000%, 11/01/21                                                    Aa      11/03 at 102       4,254,586
-------------------------------------------------------------------------------------------------------------------------
$235,430,000   Total Investments -- (cost $228,572,506) -- 103.7%                                             236,539,342
=============------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 1.0%
$    700,000   California Health Facilities Authority, Variable Rate Revenue
                 Bonds, (St. Joseph Health System), Series 1991B, Variable Rate
                 Demand Bonds, 3.650%, 7/01/09+                                  VMIG-1                           700,000
   1,500,000   State of California, 1996-97 Revenue Anticipation
                 Notes, Index Notes Series C-5, 3.650%, 6/30/97                  VMIG-1                         1,500,000
-------------------------------------------------------------------------------------------------------------------------
$  2,200,000   Total Temporary Investments -- 1.0%                                                              2,200,000
=============------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (4.7%)                                                        (10,702,293)
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $228,037,049
=========================================================================================================================

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

 ---------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF             MARKET   PORTFOLIO
                            STANDARD & POOR'S                    MOODY'S     SECURITIES             VALUE     PERCENT
---------------------------------------------------------------------------------------------------------------------
SUMMARY OF                                AAA                        Aaa             32      $119,374,734          50%
RATINGS*                        AA+, AA, AA--          Aa1, Aa, Aa2, Aa3             13        46,586,365          20
PORTFOLIO OF                               A+                         A1              5         7,106,088           3
INVESTMENTS                            A, A--                  A, A2, A3             13        42,364,646          18
(EXCLUDING                   BBB+, BBB, BBB--      Baa1, Baa, Baa2, Baa3              7        10,196,547           4
TEMPORARY                       BB+, BB, BB--          Ba1, Ba, Ba2, Ba3              2         4,677,490           2
INVESTMENTS):                       Non-rated                  Non-rated              3         6,233,472           3
---------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                75      $236,539,342         100%
=====================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(DD) Portion of Security purchased on a delayed basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   California Educational Facilities Authority, Revenue Bonds
                 (Pepperdine University), Series 1990, 7.200%, 11/01/15
                 (Pre-refunded to 11/01/00)                                         Aaa      11/00 at 102     $ 1,119,550
   4,500,000   California Educational Facilities Authority Revenue Bonds
                 (University of San Francisco), Series 1996, 6.000%, 10/01/26       Aaa      10/06 at 102       4,544,010
   6,000,000   California Health Facilities Authority, Kaiser Permanente
                 Medical Care Program, Semiannual Tender Revenue Bonds,
                 1983 Tender Bonds, 5.450%,  10/01/13                                AA       10/01 at 101      5,622,540
   6,340,000   California Housing Finance Agency, Housing Revenue Bonds
                 (Insured), 1991 Series B, 6.850%, 8/01/23                          Aaa        2/02 at 102      6,635,317
   5,000,000   California Housing Finance Agency, Home Mortgage Revenue
                 Bonds, 1995 Series F, 5.950%, 8/01/14                              Aaa        8/05 at 102      4,999,700
     240,000   California Public Capital Improvements Financing Authority
                 (A Joint Powers Agency) Revenue Bonds (Pooled Projects),
                 Series 1988B, 8.100%, 3/01/18                                      Aaa        3/98 at 102        252,602
   8,500,000   California Statewide Communities Development Authority,
                 Sutter Health Obligated Group, Certificates of Participation,
                 6.125%, 8/15/22                                                    Aaa        8/02 at 102      8,558,140
   4,000,000   California Statewide Communities Development Authority,
                 Certificates of Participation, (Sutter Health Obligated Group),
                 Series 1993, 5.500%, 8/15/13                                       Aaa        8/03 at 102      3,871,440
   6,000,000   California Statewide Communities Development Authority,
                 Certificates of Participation, Huntington Memorial Hospital,
                 5.500%, 7/01/10                                                    AAA        7/06 at 102      5,824,260
   5,000,000   State Public Works Board of the State of California Lease
                 Revenue Bonds (Department of Corrections), 1990 Series A
                 (State Prison-Madera County), 7.000%, 9/01/09
                 (Pre-refunded to 9/01/00)                                          Aaa        9/00 at 102      5,543,700
   5,000,000   State Public Works Board of the State of California Lease
                 Revenue Bonds (Department of Corrections), 1996 Series A
                 (California Substance Abuse Treatment Facility and State
                 Prison at Corcoran (Corcoran II)), 5.250%,  1/01/21                Aaa        1/06 at 100      4,628,050
   5,000,000   State of California Various Purpose General Obligation Bonds,
                 5.500%, 4/01/19                                                    Aaa        4/03 at 102      4,737,000
   1,225,000   Redevelopment Agency of the City of Barstow, Central
                 Redevelopment Project Tax Allocation Bonds, 1994 Series A,
                 7.000%, 9/01/14                                                    Aaa       No Opt. Call      1,411,102
   7,005,000   Big Bear Lake Financing Authority (San Bernardino County,
                 California) 1995 Tax Allocation Refunding Revenue Bonds,
                 6.300%, 8/01/25                                                    Aaa        8/05 at 102      7,303,763
   7,000,000   City of Big Bear Lake, California, 1992 Water Revenue
                 Refunding Bonds, 6.375%, 4/01/22 (Pre-refunded to 4/01/02)         Aaa        4/02 at 102      7,703,290
   3,525,000   Brea Public Financing Authority (Orange County, California),
                 1991 Tax Allocation Revenue Bonds, Series A (Redevelopment
                 Project AB), 7.000%,  8/01/15 (Pre-refunded to  8/01/01)           Aaa        8/01 at 102      3,955,685
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        RAT-          OPT. CALL          MARKET
 AMOUNT        DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Calaveras County Water District (California), Certificates of
                Participation (1991 Ebbetts Pass Water System Improvements
                Project), 6.900%, 5/01/16 (Pre-refunded to 5/01/01)                 Aaa       5/01 at 102    $  3,339,930
   7,000,000   Chino Unified School District, Certificates of Participation
                (1995 Master Lease Program), 6.125%, 9/01/26                        Aaa       9/05 at 102       7,140,350
     850,000   Redevelopment Agency of the City of Concord, Central Concord
                Redevelopment Project, Tax Allocation Bonds, Series 1988-2,
                7.875%, 7/01/07                                                     Aaa       7/98 at 102         915,212
     500,000   Cotati-Rohnert Park Unified School District (Sonoma County,
                California), General Obligation Bonds, Election 1990, Series B,
                9.000%, 8/01/06                                                     Aaa       8/99 at 102         566,055
   2,000,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties,California), Water System Subordinated Revenue
                Bonds, Series 1990, 7.500%, 6/01/18
                (Pre-refunded to 6/01/00)                                           Aaa       6/00 at 102       2,241,300
   2,000,000   Eastern Municipal Water District (Riverside County, California),
                Water and Sewer Revenue, Certificates of Participation,
                Series 1991, 6.500%, 7/01/20 (Pre-refunded to 7/01/01)              Aaa       7/01 at 102       2,200,080
   3,865,000   Fallbrook Sanitary District, (San Diego County, California),
                1991 Certificates of Participation (Wastewater Facilities
                Refunding Project), 6.600%, 2/01/13                                 Aaa       2/01 at 100       4,108,070
   2,500,000   Fontana Public Financing Authority (San Bernardino County,
                California), Tax Allocation Revenue Bonds (North Fontana
                Redevelopment Project), 1990 Series A, 7.000%, 9/01/10              Aaa       9/00 at 102       2,730,400
   3,000,000   Gilroy Unified School District, Santa Clara County, California,
                Certificates of Participation, Series of 1994, 6.250%, 9/01/12      Aaa       9/04 at 102       3,153,660
   3,500,000   City of Glendale, California, Insured Health Facilities Revenue
                Bonds (Glendale Memorial Hospital and Health Center), 1995
                Series A, 5.600%, 11/15/25                                          AAA      11/05 at 102       3,328,605
   1,000,000   LaQuinta Redevelopment Agency, LaQuinta Redevelopment
                Project Tax Allocation Refunding Bonds, Series 1994 (Project
                Area No. 1), 7.300%, 9/01/12                                        Aaa      No Opt. Call       1,182,360
   5,000,000   The Community Redevelopment Agency of the City of
                Los Angeles, California, Multifamily Housing Revenue
                Refunding Bonds, 1995 Series A (Angelus Plaza Project),
                7.400%, 6/15/10                                                     AAA       6/05 at 105       5,491,500
   2,000,000   The City of Los Angeles (California), Los Angeles Convention
                and Exhibition Center, Certificates of Participation,
                1990 Series, 7.000%, 8/15/21 (Pre-refunded to 8/15/00)              Aaa       8/00 at 102       2,215,620
               Department of Water and Power of the City of Los Angeles,
                California, Electric Plant Refunding Revenue Bonds,
                Second Issue of 1993:
   5,000,000    5.400%, 11/15/31                                                     Aa      11/03 at 102       4,504,850
   6,000,000    5.400%, 11/15/31                                                    Aaa      11/03 at 102       5,486,520
     260,000   The City of Los Angeles 1987 Home Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program),
                8.100%, 5/01/17                                                     Aaa      No Opt. Call         273,541
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND-CONTINUED

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        RAT-          OPT. CALL          MARKET
 AMOUNT        DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Los Angeles County Metropolitan Transportation Authority
                (California), Proposition A, Sales Tax Revenue Refunding
                Bonds, Series 1993-A, 5.000%, 7/01/21                               Aaa       7/03 at 100    $  2,198,100
   5,000,000   Los Angeles County Transportation Commission (California),
                Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                Series 1992-A, 6.250%, 7/01/13                                      Aaa       7/02 at 102       5,230,800
               Modesto Irrigation District Financing Authority, Domestic
                Water Project Revenue Bonds, Series 1992A:
   9,500,000    6.125%, 9/01/19                                                     Aaa       9/02 at 102       9,649,910
   5,750,000    5.500%, 9/01/22                                                     Aaa       9/02 at 100       5,384,588
   2,500,000   Mt. Diablo Hospital District, Insured Hospital Revenue Bonds,
                1990 Series A, 8.000%, 12/01/11 (Pre-refunded to 12/01/00)          Aaa      12/00 at 102       2,868,500
   2,000,000   Mt. Diablo Unified School District, Community Facilities
                District No. 1, Special Tax Bonds, Series 1990, (Contra Costa
                County, California), 7.050%, 8/01/20                                Aaa       8/00 at 102       2,181,260
   2,555,000   City of Napa Mortgage Revenue Refunding Bonds, Series 1992A
                (FHA Insured Mortgage Loan -- Creekside Park Apartments
                Project), 6.625%, 7/01/24                                           Aaa       7/02 at 102       2,638,906
   2,000,000   City of Napa Mortgage Revenue Refunding Bonds, Series 1994A
                (FHA Insured Mortgage Loan -- Creekside Park II Apartments
                Project), 6.625%, 7/01/25                                           Aaa       7/04 at 101       2,070,700
   7,040,000   Norwalk Community Facilities Financing Authority
                (Los Angeles County, California) Tax Allocation Refunding
                Revenue Bonds, 1995 Series A, 6.050%, 9/01/25                       Aaa       9/05 at 102       6,997,126
   2,500,000   City of Oakland, California, Special Refunding Revenue Bonds
                (Pension Financing), 1988 Series A, 7.600%, 8/01/21                 Aaa       8/98 at 102       2,687,000
   4,885,000   Ontario Redevelopment Financing Authority (San Bernardino
                County, California), 1992 Revenue Bonds (Project No. 1,
                Center City and Cimarron Redevelopment Projects),
                6.250%, 8/01/15                                                     Aaa       2/02 at 102       5,064,866
   1,250,000   Palm Desert Redevelopment Agency Project Area No. 1, as
                Amended (Added Territory Only) Subordinated Tax Allocation
                Bonds Issue of 1989, 7.400%, 5/01/09                                Aaa       5/97 at 101       1,287,300
   2,000,000   Redevelopment Agency of the City of Pittsburgh, California,
                Los Medanos Community Development Project, Tax Allocation
                Bonds, Series 1991, 7.150%, 8/01/21                                 Aaa       8/01 at 103       2,273,460
   1,500,000   Port of Oakland, California, Revenue Bonds, 1989 Series B,
                7.250%, 11/01/16                                                    Aaa       5/97 at 102       1,558,185
               County of Riverside, California (1994 Desert Justice Facility
                Project), Certificates of Participation:
   3,600,000    6.000%, 12/01/17                                                    Aaa      12/04 at 101       3,605,940
   2,500,000    6.250%, 12/01/21                                                    Aaa      12/04 at 101       2,574,900
   3,000,000   Sacramento Municipal Utility District, Electric Revenue Bonds,
                1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)            Aaa       9/01 at 102       3,307,740
   2,500,000   San Bernardino County Transportation Authority, Sales Tax
                Revenue Bonds (Limited Tax Bonds), 1992 Series A,
                6.000%, 3/01/10                                                     Aaa       3/02 at 102       2,576,775
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                        RAT-          OPT. CALL          MARKET
 AMOUNT        DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,000,000   San Diego Regional Building Authority Lease Revenue Bonds,
                Series 1990A (San Miguel Consolidated Fire Protection
                District Project), 7.250%, 1/01/20 (Pre-refunded to 1/01/00)        Aaa       1/00 at 102    $  2,208,440
               Redevelopment Agency of the City and County of San Francisco
                Lease Revenue Bonds, Series 1994 (George R. Moscone
                Convention Center):
   2,250,000    6.800%, 7/01/19                                                     Aaa       7/04 at 102       2,461,118
   1,000,000    6.750%, 7/01/24                                                     Aaa       7/04 at 102       1,092,690
   2,250,000   Redevelopment Agency of the City of San Jose, Merged Area
                Redevelopment Project, Tax Allocation Bonds, Series 1993,
                4.750%, 8/01/24                                                     Aaa       2/04 at 102       1,888,425
   3,000,000   City of Shasta Lake 1996--2 Certificates of Participation,
                6.000%, 4/01/16                                                     Aaa       4/05 at 102       3,005,640
   2,000,000   Southern California Rapid Transit District, Certificates of
                Participation (Workers' Compensation Funding Program),
                7.500%, 7/01/05                                                     Aaa   1/01 at 102 1/2       2,248,380
   3,040,000   Sulphur Springs Union School District (County of Los Angeles,
                California), General Obligation Bonds, Election 1991, Series A,
                0.000%, 9/01/15                                                     Aaa      No Opt. Call         983,075
     105,000   Thousand Oaks Redevelopment Agency (Ventura County,
                California), Single Family Mortgage Revenue Refunding Bonds,
                Issue of 1986, 7.900%, 1/01/16                                      Aaa       1/97 at 102         107,797
   6,250,000   Tri-City Hospital District, Insured Refunding Revenue Bonds,
                Series 1996A, 5.625%, 2/15/17                                       Aaa       2/06 at 102       6,043,563
   2,500,000   The Regents of the University of California Refunding Revenue
                Bonds (1989 Multiple Purpose Projects), Series C,
                5.000%, 9/01/23                                                     Aaa       9/03 at 102       2,187,324
   5,000,000   City of Vallejo Refunding Revenue Bonds, 1996 Series A
                (Water Improvement Project), 5.875%, 5/01/26                        Aaa       5/06 at 102       4,957,900
-------------------------------------------------------------------------------------------------------------------------
$214,785,000   Total Investments -- (cost $207,453,584) -- 98.2%                                              216,928,610
=============------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 0.3%
$    600,000   California Health Facilities Financing Authority, Refunding
=============   Revenue Bonds, (St. Joseph Health System), Series 1985B,
                Variable Rate Demand Bonds, 3.650%, 7/01/13+                     VMIG-1                           600,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.5%                                                            3,238,029
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $220,766,639
=========================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INSURED TAX-FREE VALUE FUND-CONTINUED

-------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF           MARKET           MARKET
                         STANDARD & POOR'S                   MOODY'S         SECURITIES            VALUE          PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                             AAA                       Aaa                 59     $206,801,220              95%
RATINGS*                     AA+, AA, AA--         Aa1, Aa, Aa2, Aa3                  2       10,127,390               5
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                  61   $216,928,610             100%
-------------------------------------------------------------------------------------------------------------------------

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               Massachusetts Health and Educational, Facilities Authority,
                Revenue Refunding Bonds, Youville Hospital Issue (FHA
                Insured Project), Series B:
$  2,500,000    6.000%, 2/15/25                                                      Aa       2/04 at 102   $   2,497,550
   2,000,000    6.000%, 2/15/34                                                      Aa       2/04 at 102       1,971,460
     250,000   Massachusetts Bay Transportation Authority, General
                Transportation System Bonds, 1988 Series A, 7.750%,
                3/01/10 (Pre-refunded to 3/01/98)                                   Aaa       3/98 at 102         267,763
   1,000,000   Massachusetts Bay Transportation Authority, General
                Transportation Bonds, 1991 Series A, 7.000%, 3/01/11
                (Pre-refunded to 3/01/01)                                           Aaa       3/01 at 102       1,112,090
               Massachusetts Educational Loan Authority, Education Loan
                Revenue Bonds, Issue C, Series 1985A:
     160,000    7.875%, 6/01/03                                                     AAA       6/97 at 102         167,606
   1,185,000    7.875%, 6/01/03                                                     AAA       6/00 at 100       1,243,646
   1,320,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Emerson Hospital Issue, Series C, 8.000%,
                7/01/18 (Pre-refunded to 7/01/00)                                   AAA       7/00 at 102       1,491,996
     250,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Mount Auburn Hospital Issue, Series A,
                7.875%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         270,568
     350,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Salem Hospital Issue, Series A, 7.250%,
                7/01/09 (Pre-refunded to 7/01/97)                                   Aaa       7/97 at 100         359,562
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Series 1989 (Cardinal Cushing General
                Hospital), 8.875%, 7/01/18                                          N/R   7/99 at 102 1/2         533,315
   1,180,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Suffolk University Issue, Series A, 8.125%,
                7/01/20 (Pre-refunded to 7/01/00)                                   Baa   7/00 at 101 1/2       1,327,299
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Newton-Wellesley Hospital Issue, Series C,
                8.000%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         542,135
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Saint Elizabeth's Hospital Of Boston Issue
                (FHA-Insured Project), Series B, 7.750%, 8/01/27
                (Pre-refunded to 8/01/97)                                           Aaa       8/97 at 102         526,745
     750,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Baystate Medical Center Issue, Series C,
                7.500%, 7/01/20 (Pre-refunded to 7/01/99)                            A+       7/99 at 102         818,970
   1,000,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Boston College Issue, Series J,
                6.625%, 7/01/21                                                     Aaa       7/01 at 102       1,071,980
     500,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Refunding Bonds, Worcester Polytechnic Institute
                Issue, Series E, 6.625%, 9/01/17                                     A+       9/02 at 102         528,570
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                       INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$    495,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Brockton Hospital Issue, Series B,
                8.000%, 7/01/07                                                       A       7/97 at 102      $  515,523
     250,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, University Hospital Issue, Series C,
                7.250%, 7/01/10                                                     Aaa       7/00 at 102         273,390
     750,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, New England Medical Center Hospitals Issue,
                Series F, 6.625%, 7/01/25                                           Aaa       7/02 at 102         800,355
   2,750,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, New England Deaconess Hospital Issue,
                Series D, 6.875%, 4/01/22                                             A       4/02 at 102       2,878,563
   1,000,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Suffolk University Issue, Series B,
                6.350%, 7/01/22                                                     AAA       7/02 at 102       1,029,390
   1,000,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, MetroWest Health, Inc. Issue, Series C,
                6.500%, 11/15/18 (Pre-refunded to 11/15/02)                         Aaa      11/02 at 102       1,107,710
     885,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Cable Housing and Health Services Issue,
                Series A, 5.625%, 7/01/13                                           Aaa       7/03 at 102         868,415
               Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds, Lahey Clinic Medical Center Issue, Series B:
   1,000,000    5.625%, 7/01/15                                                     Aaa       7/03 at 102         967,230
   2,000,000    5.375%, 7/01/23                                                     Aaa       7/03 at 102       1,840,360
     700,000   Massachusetts Health and Educational, Facilities Authority,
                Revenue Bonds (Daughters of Charity National Health
                System--The Carney Hospital), Series D, 6.100%, 7/01/14              Aa       7/04 at 102         701,211
   3,700,000   Massachusetts Housing Finance Agency, Housing Project
                Revenue Bonds, 6.375%, 4/01/21                                       A1       4/03 at 102       3,717,908
   1,000,000   Massachusetts Housing Finance Agency, Residential
                Development Bonds, 6.250%, 11/15/14                                 Aaa      11/02 at 102       1,014,610
   1,000,000   Massachusetts Housing Finance Agency, Residential
                Development Bonds, 1992 Series D, 6.875%, 11/15/21                  Aaa       5/02 at 102       1,042,610
     500,000   Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series 18, 7.350%, 12/01/16                           Aa       6/01 at 102         528,165
   1,250,000   Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series B, 7.700%, 6/01/17                             Aa       6/98 at 102       1,318,300
   1,440,000   Massachusetts Industrial Finance Agency, Pollution Control
                Revenue Bonds, 1993 Series (Eastern Edison Company
                Project), 5.875%, 8/01/08                                           BBB       8/03 at 102       1,380,658
     975,000   Massachusetts Industrial Finance, Library Revenue Bonds
                (Malden Public Library Project), Series 1994, 7.250%,  1/01/15      Aaa       1/05 at 102       1,117,496
   1,000,000   Massachusetts Industrial Finance Agency, Resource Recovery
                Revenue Bonds (SEMASS Project), Series 1991A,
                9.000%, 7/01/15                                                     N/R       7/01 at 103       1,110,060
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                       INGS*       PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$    250,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                College of the Holy Cross-1992 Issue, 6.450%, 1/01/12
                (Pre-refunded to 1/01/02)                                            A1       1/02 at 102      $  273,610
     455,000   Massachusetts Industrial Finance Agency, Revenue
                (Sturdy Memorial Hospital), 7.900%, 6/01/09                        BBB+       6/99 at 102         487,000
     500,000   Massachusetts Industrial Finance Agency, Revenue Bonds
                (Springfield College Project--1989 Issue), 7.800%, 10/01/09           A      10/99 at 103         561,815
   1,335,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                Merrimack College Issue, Series 1992, 7.125%, 7/01/12              BBB-       7/02 at 102       1,427,128
   1,250,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                Phillips Academy Issue, Series 1993, 5.375%, 9/01/23                Aa1       9/08 at 102       1,159,525
     500,000   Massachusetts Industrial Finance Agency, Revenue Bonds
                (Whitehead Institute for Biomedical Research--1993 Issue),
                5.125%, 7/01/26                                                      Aa       7/03 at 102         446,830
   2,290,000   Massachusetts Industrial Finance Agency, Revenue and
                Refunding Bonds, 1995 Series A (Lesley College Project),
                6.300%, 7/01/25                                                     AAA       7/05 at 102       2,363,280
   1,750,000   Massachusetts Industrial Finance Agency, Revenue Bonds,
                Harvard Community Health Plan, Inc., Issue 1988 Series B
                (Refunding Bonds), 8.125%, 10/01/17                                   A      10/98 at 102       1,884,348
   1,000,000   Massachusetts Industrial Finance Agency, Revenue Bonds
                (College of the Holy Cross--1996 Issue), 5.500%, 3/01/20            Aaa       3/06 at 102         948,880
     500,000   Massachusetts Port Authority, Revenue Refunding Bonds,
                Series 1978, 7.125%, 7/01/12                                         Aa   1/94 at 101 1/2         503,555
     635,000   Massachusetts Port Authority, Revenue Bonds, Series 1982,
                13.000%, 7/01/13                                                    Aaa      No Opt. Call       1,065,625
     165,000   Massachusetts ST, General Obligation Bonds, Consolidated Loan
                of 1990 Series A, 7.250%, 3/01/09 (Pre-refunded to
                3/01/00)                                                            Aaa       3/00 at 102         182,280
   1,000,000   Massachusetts Turnpike Authority, Turnpike Revenue Bonds,
                1993 Series A, 5.125%, 1/01/23                                      Aaa       1/03 at 102         895,130
     715,000   The Commonwealth of Massachusetts, General Obligation
                Refunding Bonds, 1993 Series A, 5.500%, 2/01/11                       A       2/03 at 102         700,686
     250,000   The Massachusetts Bay Transportation Authority, Certificates of
                Participation, Series 1988, 7.800%, 1/15/14                          A-      12/06 at 100         288,260
                City of Attleboro, Massachusetts, General Obligation Bonds:
     450,000    6.250%, 1/15/10                                                    Baa1       1/03 at 102         462,047
     450,000    6.250%, 1/15/11                                                    Baa1       1/03 at 102         460,553
               Town of Barnstable, Massachusetts, General Obligation Bonds:
     880,000    5.750%, 9/15/13                                                      Aa       9/04 at 102         879,498
     490,000    5.750%, 9/15/14                                                      Aa       9/04 at 102         486,996
     250,000   City of Boston, Massachusetts, General Obligation Bonds,
                1989 Series A, 7.700%, 2/01/09 (Pre-refunded to 2/01/99)              A       2/99 at 102         273,620
   1,000,000   City of Boston, Massachusetts, General Obligation Bonds, 1991
                Series A, 6.750%, 7/01/11                                           Aaa       7/01 at 102       1,105,720
   1,500,000   City of Boston, Massachusetts, Revenue Bonds, Boston City
                Hospital (FHA Insured Mortgage), Series A, 7.625%, 2/15/21
                (Pre-refunded to 8/15/00)                                           Aaa       8/00 at 102       1,687,815
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED


------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
               Boston Water and Sewer Commission (A Public Instrumentality
                of the Commonwealth of Massachusetts), General Revenue
                Bonds, 1986 Series A (Senior Series):
   $  180,000   7.875%, 11/01/13 (Pre-refunded to 11/01/96)                           A      11/96 at 102      $  184,775
      320,000   7.875%, 11/01/13                                                      A      11/96 at 102         328,365
      500,000  Boston Water and Sewer Commission, General Revenue Bonds,
                1991 Series A (Senior Series), 7.000%, 11/01/18
                (Pre-refunded to 11/01/01)                                          Aaa      11/01 at 102         561,160
      985,000  Boston-Mount Pleasant Housing Development Corporation,
                Multifamily Housing Refunding Revenue Bonds,
                Series 1992 A, 6.750%,  8/01/23                                     AAA       8/02 at 102       1,017,190
    1,000,000  Dartmouth Housing Development Corporation Multifamily
                Housing Refunding Revenue Bonds, Series 1989 (Crossroads
                Apartments), FNMA  Collateral, 7.375%, 7/01/24                      AAA       1/98 at 103       1,032,480
                Town of Deerfield, Massachusetts, General Obligation School
                Bonds of 1992, School Project Loan, Act of 1948,
                Bank-Qualified Unlimited Tax:
      420,000   6.200%, 6/15/09                                                      A1       6/02 at 102         445,129
      415,000   6.250%, 6/15/10                                                      A1       6/02 at 102         439,356
      525,000  City of Haverhill, Massachusetts, General Obligation, Municipal
                Purpose Loan of 1991 Bonds,  7.500%, 10/15/11                       Baa      10/01 at 102         576,403
      250,000  City of Holyoke, Massachusetts, General Obligation Bonds,
                8.150%, 6/15/06                                                     Aaa       6/02 at 103         298,075
      590,000  City of Holyoke, Massachusetts, General Obligation Bonds,
                1991 Series A, 8.000%, 6/01/01                                      Baa      No Opt. Call         632,303
      500,000  City of Holyoke, Massachusetts, General Obligation School
                Project Loan, Act of 1948, 7.650%, 8/01/09                          Baa       8/01 at 102         552,155
      750,000  City of Holyoke, Massachusetts, General Obligation Refunding
                Bonds, 7.000%, 11/01/08                                             Baa      11/02 at 102         808,403
               City of Lowell, Massachusetts, General Obligation
                Qualified Bonds:
      545,000   8.300%, 2/15/05                                                    Baa1      No Opt. Call         645,269
      445,000   8.400%, 1/15/09 (Pre-refunded to 1/15/01)                           Aaa       1/01 at 102         518,332
    1,000,000  City of Lynn, Massachusetts, General Obligation Bonds,
                7.850%, 1/15/11 (Pre-refunded to 1/15/02)                           Aaa       1/02 at 104       1,176,380
      500,000  Town of Monson, Massachusetts, General Obligation School
                Project Loan, Act of 1948 Bonds, 7.700%, 10/15/10
                (Pre-refunded to 10/15/00)                                          Aaa      10/00 at 102         566,795
      500,000  Town of Palmer, Massachusetts, General Obligation School
                Project Loan, Act of 1948, 1990 Series B, 7.700%, 10/01/10
                (Pre-refunded to 10/01/00)                                          Aaa      10/00 at 102         566,320
      500,000  Town of Palmer, Massachusetts, General Obligation Refunding
                Bonds, 5.500%, 10/01/10                                             Aaa      10/03 at 102         499,245
    1,130,000  City of Peabody, Massachusetts, General Obligation Electric
                Bonds, 6.950%, 8/01/09                                              Aaa       8/00 at 100       1,220,321
--------------------------------------------------------------------------------------------------------------------------


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-      OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                       INGS*     PROVISIONS**         VALUE
-------------------------------------------------------------------------------------------------------------------------
$    250,000   Town of Sandwich, Massachusetts, Unlimited Tax, General
                Obligation Bonds, 7.100%, 11/01/07 (Pre-refunded to 11/01/98)       Aaa  11/98 at 102 1/2      $  270,438
   1,250,000   Somerville Housing Authority (Massachusetts), Mortgage
                Revenue Bonds, Series 1990 (GNMA Collateralized-
                Clarendon Hill Towers Project), 7.950%, 11/20/30                    AAA       5/00 at 102       1,327,738
     425,000    South Essex Sewerage District, Massachusetts, General
                 Obligation Bonds, 9.000%, 12/01/00                                   A      No Opt. Call         493,765
   1,000,000    City of Springfield, Massachusetts, General Obligation School
                 Project Loan, Act of 1948 Bonds, Series B, 7.100%, 9/01/11         Baa       9/02 at 102       1,073,770
               City of Taunton, Massachusetts, General
                 Obligation (Electric Loan Act of 1969) Bonds:
   1,465,000   8.000%, 2/01/02                                                        A      No Opt. Call       1,666,847
   1,005,000   8.000%, 2/01/03                                                        A      No Opt. Call       1,159,226
     250,000   University of Lowell Building Authority (Massachusetts),
               Facilities Bonds, Fourth Series A (General Obligation Bonds),
                7.400%, 11/01/07                                                      A      11/97 at 102         264,222
     500,000   University of Massachusetts Building Authority, Project
                Revenue Bonds, Series 1988-A (General Obligation Bonds),
                7.500%, 5/01/14                                                       A       5/98 at 102         535,604
   1,000,000   City of Worcester, Massachusetts, General Obligation Bonds,
                8/01/04                                                            BBB+       8/02 at 102       1,039,500
   1,000,000   Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds,
                Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)             AAA       7/98 at 102       1,085,060
   2,250,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series P, 7.000%, 7/01/21 (Pre-refunded to 7/01/01)                 Aaa       7/01 at 102       2,519,257
-------------------------------------------------------------------------------------------------------------------------
$ 74,705,000   Total Investments -- (cost $74,866,438) -- 97.7%                                                78,991,293
-------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 0.9%
$    500,000   The Commonwealth of Massachusetts, Dedicated Income Tax
                Bonds, Fiscal Recovery Loan, Act of 1990, Series B, Variable
                Rate Demand Bonds, 3.650%, 12/01/97+                             VMIG-1                           500,000
     200,000   Massachusetts Health and Educational Facilities Authority
                (Capital Asset Program), Variable Rate Demand Bonds,
                3.850%, 1/01/35+                                                 VMIG-1                           200,000
-------------------------------------------------------------------------------------------------------------------------
$    700,000   Total Temporary Investments -- 0.9%                                                                700,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.4%                                                            1,177,502
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                          $   80,868,795
-------------------------------------------------------------------------------------------------------------------------

                                      27

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS TAX-FREE VALUE FUND--CONTINUED

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF        MARKET              MARKET
                              STANDARD & POOR'S                   MOODY'S        SECURITIES         VALUE             PERCENT
-----------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                                  AAA                       Aaa                 41  $38,023,178                  48%
RATINGS*                           AA+, AA, AA-         Aa1, Aa, Aa2, Aa3                 10   10,493,090                  13
PORTFOLIO OF                                 A+                        A1                  6    6,223,543                   8
INVESTMENTS                               A, A-                 A, A2, A3                 14   11,735,619                  15
(EXCLUDING                      BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3                 13   10,872,488                  14
TEMPORARY                             Non-rated                 Non-rated                  2    1,643,375                   2
INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                     86  $78,991,293                 100%
-----------------------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   250,000    Massachusetts Bay Transportation Auth, General Transportation
                System Revenue, 1990 Series A, 7.250%, 3/01/03                      Aaa       3/00 at 102     $   276,373
    250,000    Massachusetts Bay Transportation Auth, General Transportation
                System 1989 Series A, 7.100%, 3/01/13 (Pre-refunded to 3/01/99)     Aaa       3/99 at 102         270,968
  1,000,000    Massachusetts Bay Transportation Authority, General
                Transportation System Bonds, 1992 Series A, 5.750%, 3/01/22         Aaa       3/02 at 100         970,730
    250,000    Massachusetts Bay Transportation Authority, Certificates of
                Participation, 1990 Series A, 7.650%, 8/01/15
                (Pre-refunded to 8/01/00)                                           Aaa       8/00 at 102         281,665
    450,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, St. Luke's Hospital of New Bedford Issue,
                Series B, 7.750%, 7/01/13 (Pre-refunded to 7/01/97)                 Aaa       7/97 at 102         472,842
    200,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series B, 8.125%,
                7/01/17 (Pre-refunded to 7/01/97)                                   Aaa       7/97 at 102         210,762
    250,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series C, 7.500%,
                7/01/20 (Pre-refunded to 7/01/00)                                   Aaa       7/00 at 102         279,455
  1,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series D,
                6.500%, 7/01/22                                                     Aaa       7/02 at 102       1,059,290
    300,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Mount Auburn Hospital Issue, Series A,
                7.875%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         324,681
    750,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Lahey Clinic Medical Center Issue, Series A,
                7.600%, 7/01/08 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         808,238
               Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Lahey Clinic Medical Center Issue, Series B:
  1,700,000     5.625%, 7/01/15                                                     Aaa       7/03 at 102       1,644,291
  2,500,000     5.375%, 7/01/23                                                     Aaa       7/03 at 102       2,300,450
    800,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Berkshire Health Systems Issue, Series A,
                7.600%, 10/01/14 (Pre-refunded to 10/01/98)                         Aaa      10/98 at 102         867,320
    750,000    Massachusetts Health and Educational Facilities Authority
                Revenue Bonds, Salem Hospital Issue, Series A,
                7.250%, 7/01/09 (Pre-refunded to 7/01/97)                           Aaa       7/97 at 100         770,490
    250,000    Massachusetts Health & Ed. Facs Authority, Revenue Bonds,
                Capital Asset Program, 7.200%, 7/01/09                              Aaa       7/99 at 102         269,908
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, University Hospital Issue, Series C,
                7.250%, 7/01/19                                                     Aaa       7/00 at 102         545,495
    250,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Newton-Wellesley Hospital Issue, Series C,
                8.000%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102         271,068
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   250,000    Massachusetts Health and Educational Facilities Authority
                Revenue Bonds, Northeastern University Issue, Series B,
                7.600%, 10/01/10                                                    Aaa      10/98 at 102     $   269,993
  1,600,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Northeastern University Issue, Series E,
                6.550%, 10/01/22                                                    Aaa      10/02 at 102       1,725,632
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Baystate Medical Center Issue, Series C,
                7.500%, 7/01/20 (Pre-refunded to 7/01/99)                            A+       7/99 at 102         545,980
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Stonehill College Issue, Series D,
                7.700%, 7/01/20 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102         563,145
  1,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Boston College Issue, Series J,
                6.625%, 7/01/21                                                     Aaa       7/01 at 102       1,071,980
    500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Berklee College of Music Issue, Series C,
                6.875%, 10/01/21                                                    Aaa      10/01 at 102         545,035
  1,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Brigham and Woman's Hospital Issue,
                Series D, 6.750%, 7/01/24                                            A1       7/01 at 102       1,039,460
    250,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Beverly Hospital Issue, Series D,
                7.300%, 7/01/19 (Pre-refunded to 7/01/99)                           Aaa       7/99 at 102         273,495
  1,500,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, New England Medical Center Hospitals Issue,
                Series F, 6.625%, 7/01/25                                           Aaa       7/02 at 102       1,600,710
  1,450,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Boston University Issue, Series M,
                6.000%, 10/01/22                                                    Aaa      10/02 at 100       1,458,338
  2,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Bentley College Issue, Series I,
                6.125%, 7/01/17                                                     Aaa       7/02 at 102       2,037,120
    350,000    Massachusetts Housing Finance Agency, Housing Revenue Bonds,
                1989 Series A, 7.600%, 12/01/16                                     Aaa      12/99 at 103         368,116
    500,000    Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series 18, 7.350%, 12/01/16                           Aa       6/01 at 102         528,165
    250,000    Massachusetts Housing Finance Agency, Single Family Housing
                Revenue Bonds, Series 8, 7.700%, 6/01/17                             Aa       6/98 at 102         263,660
  1,590,000    Massachusetts Industrial Finance Agency, Library Revenue Bonds,
                (Malden Public Library Project), Series 1994, 7.250%, 1/01/15       Aaa       1/05 at 102       1,822,379
    500,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Brandeis University Issue, 1989 Series C, 6.800%, 10/01/19          Aaa      10/99 at 102         535,710
    200,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Harvard Community Health Plan, Inc., Issue 1988 Series B
                (Refunding Bonds), 7.750%, 10/01/08                                 Aaa      10/98 at 102         216,000
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-        OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                          INGS*    PROVISIONS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
$   250,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Milton Academy Issue, Series A, 7.250%, 9/01/19
                (Pre-refunded to 9/01/99)                                           Aaa       9/99 at 102     $   274,485
    375,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                Museum of Science Issue, Series 1989, 7.300%, 11/01/09
                (Pre-refunded to 11/01/99)                                          Aaa      11/99 at 102         413,475
  1,000,000    Massachusetts Industrial Finance Agency, Revenue Refunding
                Bonds, Mount Holyoke College Issue, Series 1992A,
                6.300%, 7/01/13                                                     Aaa       7/01 at 102       1,045,270
    420,000    Massachusetts Industrial Finance Agency Revenue Bonds,
                Babson College Issue, Series 1995A, 5.800%, 10/01/10                Aaa      10/05 at 102         427,228
  1,000,000    Massachusetts Industrial Finance Agency, Revenue Bonds,
                (College of the Holy Cross - 1996 Issue), 5.500%, 3/01/20           Aaa       3/06 at 102         948,880
  2,000,000    Massachusetts Municipal Wholesale Electric Company, Power
                Supply System Revenue Bonds, 1993 Series A,
                5.000%, 7/01/10                                                     Aaa       7/03 at 102       1,869,820
  1,000,000    Massachusetts Port Authority, Revenue Bonds, Series 1982,
                13.000%, 7/01/13                                                    Aaa      No Opt. Call       1,678,150
    250,000    Massachusetts ST, General Obligation Bonds, Consolidated Loan
                of 1990 Series A, 7.250%, 3/01/09 (Pre-refunded to 3/01/00)         Aaa       3/00 at 102         276,182
               Massachusetts ST, General Obligation Bonds, Consolidated Loan
                Series 1992-A:
    500,000     6.500%, 6/01/08                                                     Aaa       6/02 at 101         540,940
  1,200,000     6.000%, 6/01/13                                                     Aaa       6/02 at 100       1,218,792
  1,000,000    Massachusetts Turnpike Authority, Turnpike Revenue Bonds,
                1993 Series A, 5.125%, 1/01/23                                      Aaa       1/03 at 102         895,130
  1,000,000    City of Boston, Massachusetts, General Obligation Bonds,
                1991 Series A, 6.750%, 7/01/11                                      Aaa       7/01 at 102       1,105,720
    500,000    City of Boston, Massachusetts, Revenue Bonds, Boston City
                Hospital (FHA Insured Mortgage), Series A, 7.625%, 2/15/21
                (Pre-refunded to 8/15/00)                                           Aaa       8/00 at 102         562,605
    500,000    Boston Water and Sewer Commission, General Revenue Bonds,
                1991 Series A, (Senior Series), 7.000%, 11/01/18
                (Pre-refunded to 11/01/01)                                          Aaa      11/01 at 102         561,160
    500,000    Boston Water and Sewer Commission, (A Public Instrumentality
                of The Commonwealth of Massachusetts), General Revenue
                Bonds, 1988 Series A, (Subordinated Series),
                7.250%, 11/01/06                                                    Aaa      11/98 at 100         528,445
    500,000    City of Fall River, Massachusetts General Obligation Bonds,
                7.200%, 6/01/10                                                     Aaa       6/01 at 102         554,890
    250,000    Town of Groveland, Massachusetts, General Obligation Bonds,
                6.900%, 6/15/07                                                     Aaa       6/01 at 102         275,348
  1,000,000    City of Haverhill, Massachusetts, General Obligation, Hospital
                Refunding Bonds, Series A, 6.700%, 9/01/10                          Aaa       9/01 at 102       1,080,570
    250,000    City of Holyoke, Massachusetts, General Obligation Bonds,
                8.150%, 6/15/06                                                     Aaa       6/02 at 103         298,075
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   450,000    City of Leominster, Massachusetts, General Obligation Bonds,
                7.500%, 4/01/09                                                     Aaa       4/00 at 102     $   500,913
  2,625,000    City of Lowell, Massachusetts, General Obligation State
                Qualified Bonds, 5.600%, 11/01/12                                   Aaa      11/03 at 102       2,578,249
  1,025,000    City of Lynn, Massachusetts, General Obligation Bonds,
                6.750%, 1/15/02                                                     Aaa      No Opt. Call       1,116,861
    250,000    Lynn, Massachusetts, Water and Sewer Commission, General
                Revenue Bonds, 1990 Series A, 7.250%, 12/01/10
                (Pre-refunded to 12/01/00)                                          Aaa      12/00 at 102         279,888
  1,000,000    Town of Mansfield, Massachusetts, General Obligation Bonds,
                6.700%, 1/15/11                                                     Aaa       1/02 at 102       1,085,390
    250,000    Town of Methuen, Massachusetts, General Obligation Bonds,
                7.400%, 5/15/04                                                     Aaa       5/00 at 102         276,145
    500,000    Town of Monson, Massachusetts, General Obligation School
                Project Loan, Act of 1948 Bonds, 7.700%, 10/15/10
                (Pre-refunded to 10/15/00)                                          Aaa      10/00 at 102         566,795
  1,500,000    Town of Monson, Massachusetts, General Obligation, Bank-
                Qualified Unlimited Tax, School Refunding Bonds,
                5.500%, 10/15/10                                                    Aaa      No Opt. Call       1,503,555
    300,000    Town of North Andover, Massachusetts, General Obligation
                Bonds, 7.400%, 9/15/10                                              Aaa       9/00 at 103         335,946
               North Middlesex Regional School District, School Bonds
                of 1990:
    270,000     7.200%, 6/15/08                                                     Aaa       6/00 at 103         299,109
    245,000     7.200%, 6/15/09                                                     Aaa       6/00 at 103         271,413
    250,000    City of Northampton, Massachusetts, General Obligation Bonds,
                Bank-Qualified, 5.300%, 3/01/10                                     Aaa       3/03 at 102         246,050
    190,000    Town of Northfield, Massachusetts, General Obligation Bonds,
                Municipal Purpose Loan of 1992, Bank-Qualified,
                6.350%, 10/15/09                                                    Aaa      10/01 at 102         201,875
    270,000    Town of Palmer, Massachusetts, General Obligation School
                Bonds of 1990, Series A, School Project Loan of 1948,
                7.300%, 3/01/10 (Pre-refunded to 3/01/00)                           Aaa       3/00 at 102         298,712
    250,000    Town of Palmer, Massachusetts, General Obligation, School
                Project Loan, Act of 1948, 1990 Series B, 7.700%, 10/01/10
                (Pre-refunding to 10/01/00)                                         Aaa      10/00 at 102         283,160
  1,000,000    Town of Palmer, Massachusetts, General Obligation Refunding
                Bonds, 5.500%, 10/01/10                                             Aaa      10/03 at 102         998,490
    440,000    Quaboag Regional School District, General Obligation School
                Bonds of 1991, Ult - Bank Qualified, 6.250%, 6/15/08                Aaa       6/02 at 102         469,682
               City of Salem, Massachusetts, General Obligation Bonds:
    500,000     6.800%, 8/15/09                                                     Aaa       8/01 at 102         550,035
    900,000     6.000%, 7/15/10                                                     Aaa       7/02 at 102         932,157
    250,000    Town of Sandwich, Massachusetts, Unlimited Tax, General
                Obligation Bonds, 7.100%, 11/01/07
                (Pre-refunded to 11/01/98)                                          Aaa   11/98 at 1021/2         270,438
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$   515,000    Southern Berkshire Regional School Dist, General Obligation
                School Bonds, Unlimited Tax, 7.500%, 4/15/07
                (Pre-refunded to 4/15/02)                                           Aaa       4/02 at 102     $   592,199
  1,145,000    Southern Berkshire Regional School District, Massachusetts,
                General Obligation School Bonds, 7.000%, 4/15/11                    Aaa       4/02 at 102       1,281,953
    250,000    City of Springfield, Massachusetts, Municipal Purpose Loan of
                1988, (General Obligation Bonds.), 7.000%, 11/01/07                 Aaa      11/98 at 103         269,815
    220,000    Taunton, Massachusetts, General Obligation Bonds,
                6.800%, 9/01/09                                                     Aaa       9/01 at 103         241,514
    455,000    Town of Wareham, Massachusetts, General Obligation School
                Bonds, 7.050%, 1/15/07                                              Aaa       1/01 at 103         503,066
    250,000    City of Westfield, Massachusetts, General Obligation Bonds,
                7.100%, 12/15/08 (Pre-refunded to 12/15/00)                         Aaa      12/00 at 102         278,648
    215,000    Town of Whately, Massachusetts, General Obligation Bonds,
                6.350%, 1/15/09                                                     Aaa       1/02 at 102         226,548
  1,210,000    Town of Winchendon, Massachusetts, Unlimited Tax, General
                Obligation Bonds, 6.050%, 3/15/10                                   Aaa       3/03 at 102       1,260,273
    160,000    City of Worcester, Massachusetts, General Obligation Bonds,
                6.900%, 5/15/07                                                     Aaa       5/02 at 102         179,496
  1,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of
                1995 (General Obligation Bonds), 5.750%, 7/01/24                    Aaa    7/05 at 1011/2         977,520
  2,290,000    Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Hospital
                Revenue Bonds, 1995 Series A, (Hospital Auxilio Mutuo
                Obligated Group Project), 6.250%, 7/01/16                           Aaa       1/05 at 102       2,398,981
-------------------------------------------------------------------------------------------------------------------------
$59,060,000    Total Investments -- (cost $58,941,628) -- 96.8%                                                62,318,985
===========--------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 1.7%
$ 1,100,000    The Commonwealth of Massachusetts, Dedicated Income Tax
===========     Bonds, Fiscal Recovery Loan, Act of 1990, Series B, Variable
                Rate Demand Bonds, 3.650%, 12/01/97+                             VMIG-1                         1,100,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.5%                                                              951,666
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                             $64,370,651
=========================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MASSACHUSETTS INSURED TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------
                                                          NUMBER OF           MARKET   PORTFOLIO
               STANDARD & POOR'S               MOODY'S   SECURITIES            VALUE     PERCENT
-------------------------------------------------------------------------------------------------
SUMMARY OF                   AAA                   Aaa            80     $59,941,720          96%
RATINGS*             AA+, AA, AA-    Aa1, Aa, Aa2, Aa3             2         791,825           1
PORTFOLIO OF                   A+                   A1             2       1,585,440           3
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
-------------------------------------------------------------------------------------------------
TOTAL                                                             84     $62,318,985          100%
-------------------------------------------------------------------------------------------------


All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996



NUVEEN NEW YORK TAX-FREE VALUE FUND

-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-           OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                        INGS*       PROVISIONS**          VALUE
-----------------------------------------------------------------------------------------------------------------------------
$    500,000   Certificates of Participation, The State of New York,
                Commissioner of the Office of Mental Health of the State of
                New York, 8.300%, 9/01/12                                          Baa1       9/97 at 102    $    527,000
     500,000   Dormitory Authority of the State of New York, Hospital
                Revenue Bonds, Long Island Jewish Medical Center
                (FHA-Insured Mortgage), Series 1988, 7.750%, 8/15/27                AAA       2/98 at 102         528,940
     500,000   Dormitory Authority of the State of New York, City University
                Refunding Bonds, 1988B Issue, 8.200%, 7/01/13                      Baa1       7/98 at 102         540,035
     750,000   Dormitory Authority of the State of New York, GNMA
                Collateralized Revenue Bonds (Park Ridge Housing, Inc.
                Project), Series 1989, 7.850%, 2/01/29                              AAA       2/99 at 102         808,995
   1,985,000   Dormitory Authority of the State of New York, United Health
                Services, Inc., FHA-Insured Mortgage Revenue Bonds,
                Series 1989, 7.350%, 8/01/29                                        AAA       2/00 at 102       2,130,580
   1,000,000   Dormitory Authority of the State of New York, City University
                System Consolidated Revenue Bonds, Series 1990A,
                7.625%, 7/01/20 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,125,560
   2,000,000   Dormitory Authority of the State of New York, State University
                Educational Facilities Revenue Bonds, Series 1990A,
                7.400%, 5/15/01                                                    Baa1       5/00 at 102       2,156,380
     750,000   Dormitory Authority of the State of New York, City University
                System Consolidated, Second General Resolution Revenue
                Bonds, Series 1990C, 7.500%, 7/01/10                               Baa1        2/99 at 99         861,165
   2,250,000   Dormitory Authority of the State of New York, Judicial
                Facilities Lease Revenue Bonds (Suffolk County Issue),
                Series 1991A, 9.500%, 4/15/14                                      Baa1  10/96 at 115 7/8       2,624,828
   2,000,000   Dormitory Authority of the State of New York, State University
                Educational Facilities Revenue Bonds, Series 1993A,
                5.500%, 5/15/08                                                    Baa1      No Opt. Call       1,929,580
   1,500,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1993A, 5.750%, 7/01/07                               Baa1      No Opt. Call       1,492,110
   1,375,000   Dormitory Authority of the State of New York, University of
                Rochester, Strong Memorial Hospital Revenue Bonds,
                Series 1994, 5.500%, 7/01/21                                         A1       7/04 at 102       1,280,826
   2,225,000   Dormitory Authority of the State of New York, Court Facilities
                Lease Revenue Bonds  (The City of New York Issue),
                Series 1993A, 5.700%, 5/15/22                                      Baa1   5/03 at 101 1/2       2,049,247
   1,125,000   Dormitory Authority of the State of New York, State University
                Education Facilities, Revenue Bonds, Series 1993B,
                5.250%, 5/15/09                                                    Baa1      No Opt. Call       1,052,505
   2,225,000   Dormitory Authority of the State of New York, City University
                Refunding Bonds, 1993C Issue, 5.750%, 7/01/12                      Baa1      No Opt. Call       2,145,323
   2,195,000   Dormitory Authority of the State of New York, Revenue Bonds,
                Upstate Community Colleges, Series 1995A, 6.500%, 7/01/07          Baa1      No Opt. Call       2,307,186
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK TAX-FREE VALUE FUND CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,500,000   Dormitory Authority of the State of New York, Nursing Homes
                Revenue Bonds, (Letter of Credit Secured), 1995 Issue A,
                5.750%, 7/01/17                                                     Aa3       7/05 at 102    $  3,378,235
   2,500,000   Dormitory Authority of the State of New York, W.K. Nursing
                Home Corporation, FHA-Insured Mortgage Revenue Bonds,
                Series 1996, 5.950%, 2/01/16                                        AAA       8/06 at 102       2,495,575
   2,615,000   Empire State Development Corporation, New York State Urban
                Development Corporation, Project Revenue Bonds (Pine
                Barrens), 1996 Series, 5.375%, 4/01/17                             Baa1       4/05 at 102       2,339,353
   3,000,000   New York Local Government Assistance Corporation,
                Series 1993B, Refunding Bonds, 5.000%, 4/01/23                        A       4/04 at 100       2,601,900
   2,000,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1992
                Series A, 5.500%, 8/15/21                                           Aaa       2/02 at 100       1,860,400
   1,545,000   New York State Environmental Facilities Corporation, State Park
                Infrastructure Special Obligation Bonds, Series 1993A,
                5.750%, 3/15/13                                                    Baa1       3/03 at 101       1,475,954
   2,250,000   New York State Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding, 6.125%, 11/01/20            Aaa       5/06 at 102       2,261,880
     200,000   New York State Housing Finance Agency, State University
                Construction Refunding Bonds, 1986 Series A,
                8.000%, 5/01/11                                                     Aaa     No Opt. Calls         245,970
   1,650,000   New York State Housing Finance Agency, Insured Multi-Family
                Mortgage Housing Revenue Bonds, 1992 Series A,
                6.950%, 8/15/12                                                      Aa       8/02 at 102       1,747,977
               New York State Housing Finance Agency, Health Facilities
                Revenue Bonds (New York City), 1990 Series A Refunding:
   1,660,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00                          Aaa      11/00 at 102       1,902,974
     340,000    8.000%, 11/01/08                                                   BBB+      11/00 at 102         378,760
   2,990,000   New York State Housing Finance Agency, Service Contract
                Obligation Revenue Bonds, 1993 Series C Refunding,
                5.875%, 9/15/14                                                    Baa1       9/03 at 102       2,837,091
   4,250,000   New York State Housing Finance Agency, Service Contract
                Obligation Revenue Bonds, 1993 Series A, 5.500%, 9/15/22           Baa1       9/03 at 102       3,795,123
   1,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home Insured Mortgage Revenue Bonds, 1987
                Series A, 8.000%, 2/15/27 (Pre-refunded to 8/15/97)                 Aaa       8/97 at 102       1,049,330
     995,000   New York State Medical Care Facilities Finance Agency, Albany
                Medical Center Hospital Project Revenue Bonds, 1987 Series A,
                8.000%, 2/15/28                                                     AAA       8/98 at 102       1,069,516
     995,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home Insured Mortgage Revenue Bonds, 1989
                Series B, 7.350%, 2/15/29                                            Aa       8/99 at 102       1,065,456
   1,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1988 Series C, 7.700%, 2/15/22 (Pre-refunded to 8/15/98)            AAA       8/98 at 102       1,083,160
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,250,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1987 Series A, 8.300%, 2/15/22 (Pre-refunded to 2/15/98)            AAA       2/98 at 102    $  1,346,088
   2,250,000   New York State Medical Care Facilities Finance Agency, Hospital
                Insured Mortgage Revenue Bonds, 1987 Series A Refunding,
                8.000%, 2/15/25 (Pre-refunded to 8/15/97)                           Aaa       8/97 at 102       2,378,408
   2,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1992 Series B, 6.200%, 8/15/22                                      AAA       8/02 at 102       2,030,640
   1,495,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1992 Series D, 6.450%, 2/15/09                                      AAA       2/03 at 102       1,589,469
   1,460,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series A, 7.500%, 2/15/21 (Pre-refunded to 2/15/01)                 Aaa       2/01 at 102       1,653,289
   2,500,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1994 Series A, 6.200%, 2/15/21                                      AAA       2/04 at 102       2,523,925
   1,500,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1994 Series E, 6.500%, 8/15/24                                     Baa1       8/04 at 102       1,539,165
   1,000,000   New York State Medical Care Facilities Finance Agency, Health
                Center Projects Revenue Bonds (Secured Mortgage Program),
                1995 Series A, 6.375%, 11/15/19                                      Aa      11/05 at 102       1,029,750
   1,250,000   New York State Medical Care Facilities Agency, New York
                Downtown Hospital Secured Hospital Revenue Bonds,
                1995 Series A, 6.700%, 2/15/12                                      Baa       2/05 at 102       1,273,738
   2,470,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1994 Series C, 6.400%, 8/15/14                                      AAA       8/04 at 102       2,551,584
               New York State Medical Care Facilities Finance Agency,
                New York Hospital FHA-Insured Mortgage Revenue Bonds,
                1994 Series A:
   1,000,000    6.750%, 8/15/14                                                     Aaa       2/05 at 102       1,090,210
   1,000,000    6.800%, 8/15/24                                                     Aaa       2/05 at 102       1,093,540
               New York State Medical Care Facilities Finance Agency,
                Brookdale Hospital Medical Center Secured Hospital Revenue
                Bonds, 1995 Series A:
   1,000,000    6.400%, 2/15/01                                                     Baa      No Opt. Call       1,026,400
   2,700,000    6.800%, 8/15/12                                                     Baa       2/05 at 102       2,771,604
   4,000,000   New York State Medical Care Facilities Finance Agency,
                Montefiore Medical Center FHA-Insured Mortgage Revenue
                Bonds, 1995 Series A, 5.750%, 2/15/25                               Aaa       2/05 at 102       3,888,080
   1,000,000   New York State Urban Development Corporation, Section 236
                Revenue Bonds, Series 1992A, 6.750%, 1/01/26                        Aaa       1/02 at 102       1,079,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-         OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                          INGS*     PROVISIONS**          VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,100,000   New York State Urban Development Corporation, Project
                Revenue Bonds (Syracuse University Center for Science and
                Technology), Series 1987, 7.875%, 1/01/17
                (Pre-refunded to 1/01/98)                                          Baa1       1/98 at 102    $  1,174,063
   1,000,000   New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 1, 7.500%, 1/01/20
                (Pre-refunded to 1/01/00)                                           Aaa       1/00 at 102       1,110,580
   2,000,000   New York State Urban Development Corporation, Project
                Revenue Bonds (Clarkson Center for Advanced Materials
                Processing Loan), Series 1990, 7.800%, 1/01/20
                (Pre-refunded to 1/01/01)                                          Baa1       1/01 at 102       2,275,800
   2,900,000   New York State Urban Development Corporation, State Facilities
                Revenue Bonds, Series 1991, 7.500%, 4/01/20
                (Pre-refunded to 4/01/01)                                           Aaa       4/01 at 102       3,295,473
   1,000,000   New York State Urban Development Corporation, Project
                Revenue Bonds (Cornell Center for Theory and Simulation in
                Science and Engineering Grant), Series 1993, 6.00%, 1/01/14         Baa       1/03 at 102         966,990
               New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, 1993 Refunding Series:
   2,490,000    5.750%, 1/01/13                                                    Baa1       1/03 at 102       2,363,458
   5,090,000    5.500%, 1/01/15                                                    Baa1       1/03 at 102       4,642,691
     380,000   New York State Mortgage Agency, Mortgage Revenue Bonds,
                Ninth Series E, 8.100%, 10/01/17                                     Aa       4/98 at 102         396,184
   3,000,000   State of New York, General Obligation Refunding Bonds,
                Series 1995C, 5.625%, 10/01/20                                        A      10/05 at 101       2,888,850
   2,100,000   Town of Babylon Industrial Development Agency, (New York),
                Resource Recovery Revenue Bonds, Series 1985 (Ogden Martin
                Systems of Babylon, Inc. Project), 8.500%, 1/01/19                 Baa1       7/98 at 103       2,318,337
   1,000,000   City of Batavia Housing Authority, Tax-Exempt Mortgage
                Revenue Refunding Bonds, Series 1994A (Washington Towers--
                FHA-Insured Mortgage), 6.500%, 1/01/23                              Aaa       7/01 at 102       1,017,520
   1,000,000   Town of Brookhaven, Industrial Development Agency, 1993
                Civic Facility Revenue Bonds (Dowling College/The National
                Aviation and Transportation Center Civic Facility),
                6.750%, 3/01/23                                                     BBB       3/03 at 102       1,026,300
   2,000,000   Certificates of Participation, The State of New York, The City
                University of New York (John Jay College of Criminal Justice
                Project Refunding), 6.000%, 8/15/06                                Baa1      No Opt. Call       2,020,840
   2,470,000   Dutchess County Industrial Development Agency, Civic Facility
                Revenue Bonds (the Bard College Project), Series 1992,
                7.000%, 11/01/17                                                      A      11/03 at 102       2,610,765
   1,000,000   County of Franklin Industrial Development Agency, Lease
                Revenue Bonds (County Correctional Facility Project),
                Series 1992, 6.750%, 11/01/12                                       BBB      11/02 at 102       1,044,160
-------------------------------------------------------------------------------------------------------------------------


                                                                               NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                              AUGUST 31, 1996


-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------
$    750,000   Town of Hempstead Industrial Development Agency, Civic
                Facility Revenue Bonds, (United Cerebral Palsy Association
                of Nassau County, Inc. Civic Facility Project--1989 Series),
                7.500%, 10/01/09                                                    Aa2      10/99 at 102    $    790,343
   2,500,000   Housing New York Corporation, Senior Revenue Refunding
                Bonds, Series 1993, 5.00%, 11/01/13                                  AA      11/03 at 102       2,258,975
   1,000,000   Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1992B, 6.250%, 7/01/17                        Aaa       7/02 at 102       1,033,320
   1,000,000   Metropolitan Transportation Authority (New York), Commuter
                Facilities 1987 Service Contract Bonds, Series 3, 7.500%,
                7/01/16 (Pre-refunded to 7/01/00)                                   Aaa       7/00 at 102       1,121,200
   4,000,000   Metropolitan Transportation Authority (New York), Transit
                Facilities Service Contract Bonds, Series P, 5.750%, 7/01/15       Baa1   7/03 at 101 1/2       3,765,240
   1,025,000   Metropolitan Transportation Authority, Transit Facilities
                Revenue Bonds, Series J, 6.500%, 7/01/18                            Aaa       7/02 at 102       1,094,926
   2,000,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series B, 7.500%, 2/01/06                                          Baa1   2/02 at 101 1/2       2,204,040
      45,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, Fixed Rate Bonds, Subseries C1, 6.625%, 8/01/13           Aaa   8/02 at 101 1/2          48,642
               The City of New York, General Obligation Bonds, Fiscal 1996
                Series G:
   2,000,000    5.750%, 2/01/17                                                    Baa1   2/06 at 101 1/2       1,841,140
   2,500,000    5.750%, 2/01/20                                                    Baa1   2/06 at 101 1/2       2,277,274
   1,000,000   The City of New York, General Obligation Bonds, Fiscal 1996
                Series F, 5.750%, 2/01/19                                          Baa1   2/06 at 101 1/2         912,600
   2,000,000   The City of New York, General Obligation Bonds, Fiscal 1997
                Series C, 5.875%, 2/01/16                                          Baa1   8/06 at 101 1/2       1,874,600
   2,000,000   New York City Housing Development Corporation,
                Multi-Family Mortgage Revenue Bonds (FHA Insured
                Mortgage Loan), 1993 Series A, 6.550%, 10/01/15                     AAA       4/03 at 102       2,071,480
   1,000,000   New York City Housing Development Corporation, Multi-Unit
                Mortgage Refunding Bonds (FHA Insured Mortgage Loans),
                1991 Series A, 7.350%, 6/01/19                                      AAA       6/01 at 102       1,061,970
   1,000,000   New York City Housing Development Corporation, Multi-Family
                Housing Revenue Bonds, 1993 Series A, 5.850%, 5/01/26                Aa       5/03 at 102         972,480
   1,500,000   New York City, Municipal Water Finance Authority (New York),
                Water and Sewer System Revenue Bonds, Fiscal 1991 Series C,
                7.750%, 6/15/20 (Pre-refunded to 6/15/01)                           Aaa   6/01 at 101 1/2       1,714,530
   2,000,000   New York City Municipal Water Finance Authority, Water and
                Sewer Revenue Bonds, Fiscal 1993 Series A, 5.500%, 6/15/20            A       6/02 at 100       1,834,940
   4,000,000   New York City, New York, Municipal Water Finance Authority,
                Water and Sewer System Revenue Bonds, Fiscal 1996 Series A,
                6.000%, 6/15/25                                                       A       6/05 at 101       3,980,560
   4,000,000   New York City Housing Development Corporation, Multi-Family
                Housing Revenue Bonds, 1996 Series A, 5.625%, 5/01/12 (WI)           Aa       5/06 at 102       3,940,360
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  4,845,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds, (1992 The Lighthouse, Inc. Project),
                6.500%, 7/01/22                                                      AA       7/02 at 102    $  5,037,104
               New York City Industrial Development Agency Civic Facility
                Revenue Bonds, (College of New Rochelle Project), Series 1995:
   1,000,000    6.200%, 9/01/10                                                     Baa       9/05 at 102         988,950
   1,000,000    6.300%, 9/01/15                                                     Baa       9/05 at 102         973,570
   2,345,000   Newark-Wayne Community Hospital, Inc., Hospital Revenue
                Improvement and Refunding Bonds, Series 1993A,
                7.600%, 9/01/15                                                     N/R       9/03 at 102       2,215,603
   1,000,000   Orangetown Housing Authority (Rockland County, New York),
                Housing Facilities Revenue Bonds, (Orangetown Senior
                Housing Center--1990 Series), 7.600%, 4/01/30
                (Pre-refunded to 10/01/00)                                            A      10/00 at 102       1,127,350
               South Orangetown Central School District, Rockland County,
                New York, Serial General Obligation Bonds, Series 1990:
     390,000    6.875%, 10/01/08                                                      A      No Opt. Call         440,739
     390,000    6.875%, 10/01/09                                                      A      No Opt. Call         439,347
   3,015,000   Suffolk County Industrial Development Agency, Civic Facility
                Revenue Bonds, (Dowling College Civic Facility), Series 1994,
                6.625%, 6/01/24                                                     BBB       6/04 at 102       3,063,270
   1,000,000   Suffolk County Industrial Development Agency, Civic Facility
                Revenue Refunding Bonds, (Dowling College Civic Facility),
                Series 1996, 6.700%, 12/01/20                                       BBB      12/06 at 102         998,080
   2,000,000   34th Street Partnership, Inc., 34th Street Business Improvement
                District, Capital Improvement Bonds, Series 1993,
                5.500%, 1/01/23                                                      A1       1/03 at 102       1,825,260
   2,000,000   Triborough Bridge and Tunnel Authority (New York), Special
                Obligation Refunding Bonds, Series 1991B, 7.100%, 1/01/10            A1       1/01 at 102       2,165,060
   2,000,000   Triborough Bridge and Tunnel Authority, Special Obligation
                Refunding Bonds, Series 1991B, 7.100%, 1/01/10                      Aaa       1/01 at 102       2,196,900
   2,100,000   UFA Development Corporation, Utica, New York, FHA-Insured
                Mortgage Revenue Bonds, Series 1993 (Loretto-Utica Project),
                5.950%, 7/01/35                                                      Aa       7/04 at 102       2,025,996
   2,000,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds (1992 Jewish Board of Family and Children
                Services, Inc., Project), 6.750%, 12/15/12                        BBB--      12/02 at 102       2,037,160
-------------------------------------------------------------------------------------------------------------------------
$172,180,000   Total Investments -- (cost $167,654,909) -- 100.9%                                             173,498,824
============-------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 0.4%
$  700,000     The City of New York, General Obligation Bonds, Fiscal 1994
==========      Series A, Adjustable Rate Bonds, Subseries A-4, Variable Rate
                Demand Bonds, 3.600%, 8/01/21+                                   VMIG-1                           700,000
-------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (1.3)%                                                         (2,276,863)
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $171,921,961
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF          MARKET           MARKET
               STANDARD & POOR'S                          MOODY'S              SECURITIES          VALUE          PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                   AAA                              Aaa                      34   $ 53,553,654               31%
RATINGS*           AA+, AA, AA--                Aa1, Aa, Aa2, Aa3                      11     22,642,860               13
PORTFOLIO OF                  A+                               A1                       3      5,271,146                3
INVESTMENTS               A, A--                        A, A2, A3                       8     15,924,451                9
(EXCLUDING      BBB+, BBB, BBB--            Baa1, Baa, Baa2, Baa3                      40     73,891,110               43
TEMPORARY              Non-Rated                        Non-Rated                       1      2,215,603                1
INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                  97   $173,498,824              100%
-------------------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices and later dates.
(WI) Security purchased on a when issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,415,000   Dormitory Authority of the State of New York, College and
                University Revenue (Pooled Capital Program), Series 1985,
                7.800%, 12/01/05                                                    Aaa      12/98 at 102    $  1,527,747
   1,490,000   Dormitory Authority of the State of New York, United Health
                Services, Inc., FHA-Insured Mortgage Revenue Bonds,
                Series 1989, 7.350%, 8/01/29                                        AAA       2/00 at 102       1,599,277
   1,490,000   Dormitory Authority of the State of New York, Iona College,
                Insured Revenue Bonds, Series 1988, 7.625%, 7/01/09                 Aaa       7/98 at 102       1,599,187
   1,200,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1989B,
                7.250%, 5/15/15 (Pre-refunded to 5/15/00)                           Aaa       5/00 at 102       1,331,568
   1,000,000   Dormitory Authority of the State of New York, United Cerebral
                Palsy Association of Westchester County, Inc., Insured Revenue
                Bonds, Series 1992, 6.200%, 7/01/12                                 Aaa       7/02 at 102       1,035,940
   1,000,000   Dormitory Authority of the State of New York, Manhattanville
                College, Insured Revenue Bonds, Series 1990,
                7.500%, 7/01/22 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,121,200
   2,500,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1990C, 7.000%, 7/01/14                                Aaa       7/00 at 102       2,715,100
   1,800,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1993A, 5.750%, 7/01/18                                Aaa      No Opt. Call       1,798,722
   6,295,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1990F, 7.500%, 7/01/20
                (Pre-refunded to 7/01/00)                                           Aaa       7/00 at 102       7,057,954
   2,500,000   Dormitory Authority of the State of New York, Cooper Union,
                Insured Revenue Bonds, Series 1990, 7.200%, 7/01/20                 Aaa       7/01 at 102       2,777,975
   2,500,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1993A,
                5.250%, 5/15/15                                                     Aaa      No Opt. Call       2,383,800
   1,200,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990C,
                7.000%, 5/15/18 (Pre-refunded to 5/15/00)                           Aaa       5/00 at 102       1,321,440
   2,000,000   Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990A,
                6.500%, 5/15/19 (Pre-refunded to 5/15/00)                           Aaa       5/00 at 100       2,136,100
   5,000,000   Dormitory Authority of the State of New York, New York
                University Insured Revenue Bonds, Series 1991,
                6.250%, 7/01/09                                                     Aaa       7/01 at 102       5,223,850
   1,000,000   Dormitory Authority of the State of New York, Fordham
                University, Insured Revenue Bonds, Series 1990,
                7.200%, 7/01/15 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,110,750
   4,640,000   Dormitory Authority of the State of New York, Mount Sinai
                School of Medicine, Insured Revenue Bonds, Series 1994A,
                5.000%, 7/01/21                                                     Aaa       7/04 at 102       4,118,139
--------------------------------------------------------------------------------------------------------------------------

                                                                            NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                           AUGUST 31, 1996

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,175,000   Dormitory Authority of the State of New York, University of
                Rochester, Strong Memorial Hospital Revenue Bonds,
                Series 1994, 5.500%, 7/01/21                                        Aaa       7/04 at 102    $  1,104,571
   1,500,000   Dormitory Authority of the State of New York, Sarah Lawrence
                College, Revenue Bonds, Series 1995, 6.000%, 7/01/24                Aaa       7/05 at 102       1,513,530
   6,460,000   Dormitory Authority of the State of New York, St. Vincent's
                Hospital and Medical Center of New York, FHA-Insured
                Mortgage Revenue Bonds, Series 1995, 5.800%, 8/01/25                Aaa       8/05 at 102       6,287,583
   3,730,000   Dormitory Authority of the State of New York, Maimonides
                Medical Center, FHA-Insured Mortgage Hospital Revenue
                Bonds, Series 1996A, 5.750%, 8/01/24                                Aaa       2/06 at 102       3,626,343
               New York Medical Care Facilities Finance Agency, Mental Health
                Services Facilities Improvement Revenue Bonds, 1992 Series A:
       5,000    6.375%, 8/15/17 (Pre-refunded to 2/15/02)                           Aaa       2/02 at 102           5,466
   6,145,000    6.375%, 8/15/17                                                     Aaa      12/02 at 102       6,437,625
   3,500,000   New York State Energy Research and Development Authority,
                Gas Facilities Revenue Bonds, 1996 Series (The Brooklyn
                Union Gas Company Project), 5.500%, 1/01/21                         Aaa       1/06 at 102       3,335,220
   2,500,000   New York State Energy Research and Development Authority,
                Pollution Control Revenue Bonds (Central Hudson Gas &
                Electric Corporation Project), 1984 Series B, 7.375%, 10/01/14      Aaa      10/99 at 103       2,752,975
   1,450,000   New York State Environmental Facilities Corporation, State
                Water Pollution Control, Revolving Fund Revenue Bonds,
                Series 1990C, (Pooled Loan Issue), 7.200%, 3/15/11                  Aaa       6/00 at 102       1,585,836
               New York State Finance Agency, Housing Project Mortgage
                Revenue Bonds, 1996 Series A Refunding:
     750,000    5.875%, 11/01/10                                                    Aaa       5/06 at 102         758,453
   5,000,000    6.125%, 11/01/20                                                    Aaa       5/06 at 102       5,026,400
   2,195,000   New York State Housing Finance Agency, Multi-Family Housing
                Revenue Bonds, (AMBAC Insured Program), 1989 Series A,
                7.450%, 11/01/28                                                    Aaa      11/99 at 102       2,312,652
     995,000   New York State Medical Care Facilities Finance Agency, Albany
                Medical Center Hospital Project Revenue Bonds, 1987 Series A,
                8.000%, 2/15/28                                                     AAA       8/98 at 102       1,069,516
     895,000   New York State Medical Care Facilities Finance Agency,
                St. Francis Hospital Project Revenue Bonds, 1988 Series A,
                7.625%, 11/01/21                                                    Aaa      11/98 at 102         966,716
   4,765,000   New York State Medical Care Facilities Finance Agency, Secured
                Hospital Revenue Bonds, 1987 Series A, 7.100%, 2/15/27              Aaa       2/97 at 102       4,908,331
   1,995,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home Insured Mortgage Revenue Bonds,
                1989 Series B, 7.350%, 2/15/29                                       Aa       8/99 at 102       2,136,266
   1,500,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home, FHA-Insured Mortgage Revenue Bonds,
                1987 Series A, 8.300%, 2/15/22 (Pre-refunded to 2/15/98)            AAA       2/98 at 102       1,615,305
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND -- CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

$  1,500,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                1989 Series A, 7.250%, 2/15/24                                       Aa       2/99 at 102    $  1,597,755
   1,300,000   New York State Medical Care Facilities Finance Agency,
                St. Luke's-Roosevelt Hospital Center FHA-Insured Mortgage
                Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                (Pre-refunded to 2/15/00)                                           Aaa       2/00 at 102       1,444,521
   3,200,000   New York State Medical Care Facilities Finance Agency, North
                Shore University Hospital, Mortgage Project Revenue Bonds,
                1990 Series A, 7.200%, 11/01/20                                     Aaa      11/00 at 102       3,504,288
   2,000,000   New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home, FHA-Insured Mortgage Revenue Bonds,
                1989 Series A, 7.250%, 2/15/24                                      Aaa       2/99 at 102       2,132,260
   1,670,000   New York State Medical Care Facilities Finance Agency,
                Our Lady of Victory Hospital Project Revenue Bonds,
                1991 Series A, 6.625%, 11/01/16                                     Aaa      11/01 at 102       1,782,892
               New York State Medical Care Facilities Finance Agency, Sisters
                of Charity Hospital of Buffalo Project Revenue Bonds,
                1991 Series A:
     500,000    6.600%, 11/01/10                                                    Aaa      11/01 at 102         537,935
   1,550,000    6.625%, 11/01/18                                                    Aaa      11/01 at 102       1,654,780
   1,000,000   New York State Medical Care Facilities Finance Agency, Aurelia
                Osborn Fox Memorial Hospital Project Revenue Bonds,
                1992 Series A, 6.500%, 11/01/19                                     Aaa      11/01 at 102       1,055,160
   2,815,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1992 Series B, 6.250%, 8/15/18                                      Aaa       2/02 at 102       2,898,437
   3,000,000   New York State Medical Care Facilities Finance Agency, South
                Nassau Communities Hospital Project Revenue Bonds,
                1992 Series A, 6.125%, 11/01/11                                     Aaa      11/02 at 102       3,102,840
   1,500,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1994 Series A, 5.250%, 8/15/23                                      Aaa       2/04 at 102       1,368,225
   2,500,000   New York State Medical Care Facilities Finance Agency, St. Mary's
                Hospital (Rochester) Mortgage Project Revenue Bonds,
                1994 Series A Refunding, 6.200%, 11/01/14                           Aaa      11/03 at 102       2,585,375
   7,000,000   New York State Medical Care Facilities Finance Agency, New
                York Hospital FHA-Insured Mortgage Revenue Bonds,
                1994 Series A, 6.800%, 8/15/24                                      Aaa       2/05 at 102       7,654,780
   5,890,000   New York State Medical Care Facilities Finance Agency,
                Montefiore Medical Center FHA-Insured Mortgage Revenue
                Bonds, 1995 Series A, 5.750%, 2/15/15                               Aaa       2/05 at 102       5,788,044
   4,000,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1993 Series F Refunding, 5.250%, 2/15/19                            Aaa       2/04 at 102       3,680,920
   7,300,000   New York State Thruway Authority, General Revenue Bonds,
                Series A, 5.750%, 1/01/19                                           Aaa       1/02 at 102       7,142,247
-------------------------------------------------------------------------------------------------------------------------



                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

$  2,000,000   New York State Thruway Authority, Local Highway and Bridge
                Service Contract Bonds, Series 1994, 5.750%, 4/01/13                Aaa       4/04 at 102    $  2,000,620
               New York State Urban Development Corporation, Section 236
                Revenue Bonds, Series 1992A:
   3,850,000    6.700%, 1/01/12                                                     Aaa       1/02 at 102       4,150,916
   9,650,000    6.750%, 1/01/26                                                     Aaa       1/02 at 102      10,412,350
   2,000,000   New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 1, 7.500%, 1/01/20
                (Pre-refunded to 1/01/00)                                           Aaa       1/00 at 102       2,221,160
               New York State Urban Development Corporation, Correctional
                Facilities Revenue Bonds, Series G:
   1,500,000    7.250%, 1/01/14 (Pre-refunded to 1/01/00)                           Aaa       1/00 at 102       1,654,365
     575,000    7.000%, 1/01/17 (Pre-refunded to 1/01/00)                           Aaa       1/00 at 102         629,763
   1,000,000   New York State Urban Development Corporation, Correctional
                Facilities Revenue Bonds, 1993A, Refunding Series,
                5.250%, 1/01/14                                                     Aaa      No Opt. Call         952,360
   4,000,000   New York State Urban Development Corporation Revenue
                Bonds, (Sports Facility Assistance Program), 1996 Series A,
                5.500%, 4/01/19                                                     Aaa       4/06 at 102       3,818,320
   2,000,000   Power Authority of the State of New York, General Purpose
                Bonds, Series Z, 6.500%, 1/01/19                                    Aaa       1/02 at 102       2,130,260
     225,000   State of New York Mortgage Agency, Mortgage Revenue Bonds,
                Eighth Series D, 8.375%, 10/01/17                                    Aa       1/98 at 102         234,565
     390,000   State of New York Mortgage Agency, Mortgage Revenue Bonds,
                Ninth Series E, 8.100%, 10/01/17                                     Aa       4/98 at 102         406,610
   3,500,000   State of New York Mortgage Agency, Homeowner Mortgage
                Revenue Bonds, Series 29-C-1, 5.650%, 4/01/15                       Aaa      10/03 at 102       3,386,495
     280,000   Albany, New York, Municipal Water Finance Authority, Water
                and Sewer System Revenue Bonds, Series 1988A,
                7.500%, 12/01/17                                                    Aaa      12/98 at 102         303,190
   6,000,000   Battery Park City Authority, Senior Revenue Refunding Bonds,
                Series 1993A, 5.250%, 11/01/17                                      Aaa      11/03 at 102       5,541,720
   1,250,000   County of Broome, New York, Certificates of Participation,
                (Public Safety Facility), Series 1994, 5.250%, 4/01/22              Aaa       4/04 at 102       1,148,725
   2,250,000   Buffalo and Fort Erie Public Bridge Authority, Toll Bridge
                System Revenue Bonds, Series 1995, 5.750%, 1/01/25                  Aaa       1/05 at 101       2,205,113
   1,000,000   City of Buffalo, New York, Refunding Serial Bonds, 1991,
                6.150%, 2/01/04                                                     Aaa       1/01 at 101       1,055,730
   8,385,000   Buffalo Municipal Water Finance Authority, Water System
                Revenue Bonds, Series 1992, 5.750%, 7/01/19                         Aaa       7/03 at 102       8,201,872
   2,000,000   Buffalo Sewer Authority, Sewer System Revenue Bonds, Series G,
                5.000%, 7/01/12                                                     Aaa       7/03 at 100       1,840,400
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND-CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               Camden Central School District, Oneida County, New York,
                School District (Serial) Bonds, 1991:
$    500,000    7.100%, 6/15/07                                                     Aaa      No Opt. Call    $    583,200
     600,000    7.100%, 6/15/08                                                     Aaa      No Opt. Call         700,182
     600,000    7.100%, 6/15/09                                                     Aaa      No Opt. Call         700,074
     275,000    7.100%, 6/15/10                                                     Aaa      No Opt. Call         321,258
   1,000,000   Erie County Water Authority, (New York), Water Works System
                Revenue Bonds, Series 1990B, 6.750%, 12/01/14                       Aaa          12/01/09       1,073,140
     470,000   City of Glen Cove, Nassau County, New York, General
                Obligation Serial Bonds, 1995 Series A, 5.625%, 6/15/11             Aaa      No Opt. Call         472,773
     500,000   Greece Central School District, Monroe County, New York,
                General Obligation Bonds, School District (Serial) Bonds,
                1992, 6.000%, 6/15/09                                               Aaa      No Opt. Call         531,450
               Town of Halfmoon, Saratoga County, New York, Public
                Improvement (Serial) Bonds, 1991:
     385,000    6.500%, 6/01/09                                                     Aaa      No Opt. Call         427,962
     395,000    6.500%, 6/01/10                                                     Aaa      No Opt. Call         438,584
     395,000    6.500%, 6/01/11                                                     Aaa      No Opt. Call         438,545
   1,350,000   Town of Hempstead Industrial Development Agency, Civic
                Facility Revenue Bonds, (Hofstra University Project--
                Series 1996), 5.800%, 7/01/15                                       Aaa       7/06 at 102       1,338,431
   4,000,000   Metropolitan Transportation Authority, Commuter Facilities
                Subordinated Revenue Bonds, Series 1995-1, (Grand Central
                Terminal Redevelopment Project), 5.700%, 7/01/24                    Aaa       7/05 at 101       3,882,920
   4,500,000   Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1996A, 6.100%, 7/01/26                        Aaa       7/06 at 102       4,550,625
   1,000,000   Metropolitan Transportation Authority, Transit Facilities Service
                Contract Bonds, Series L, 7.500%, 7/01/17                           Aaa       7/98 at 102       1,071,660
  10,340,000   Metropolitan Transportation Authority, Transit Facilities Revenue
                Bonds, Series J, 6.500%, 7/01/18                                    Aaa       7/02 at 102      11,045,395
               Middle Country Central School District at Centereach in the
                Town of Brookhaven, Suffolk Co., N.Y., School District (Serial)
                Bonds, 1991 (ULT):
     475,000    6.900%, 12/15/07                                                    Aaa      No Opt. Call         550,098
     475,000    6.900%, 12/15/08                                                    Aaa      No Opt. Call         549,727
               Public Improvement Serial Bonds 1992, County of Monroe,
                New York, General Obligation Bonds:
     375,000    6.500%, 6/01/15                                                     Aaa       6/01 at 102         396,818
     375,000    6.500%, 6/01/16                                                     Aaa       6/01 at 102         396,818
     350,000    6.500%, 6/01/17                                                     Aaa       6/01 at 102         370,363
   3,725,000   Montgomery, Otsego, Schoharie, Solid Waste Management
                Authority, Solid Waste System Revenue Bonds, Series 1990,
                7.250%, 1/01/14  (Pre-refunded to 1/01/00)                          Aaa       1/00 at 103       4,140,487
               Mount Sinai Union Free School District, Suffolk County,
                New York, School District (Serial) Bonds, 1989:
   1,000,000    7.250%, 2/15/15 (Pre-refunded to 2/15/00)                           Aaa       2/00 at 102       1,105,510
   1,000,000    7.250%, 2/15/17 (Pre-refunded to 2/15/00)                           Aaa       2/00 at 102       1,105,510
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
               Mount Sinai Union Free School District, County of Suffolk,
                New York, School District Refunding (Serial) Bonds, 1992:
$    500,000    6.200%, 2/15/15                                                     Aaa      No Opt. Call     $   530,955
   1,035,000    6.200%, 2/15/16                                                     Aaa      No Opt. Call       1,101,012
   1,500,000   County of Nassau, New York, General Obligation Serial Bonds,
                Serial General Improvement Bonds, Series O, 5.700%, 8/01/13         Aaa       8/04 at 103       1,506,885
   4,840,000   Nassau County Industrial Development Agency, Civic Facility
                Revenue Bonds, (Hofstra University Project--Series 1991),
                6.750%, 8/01/11                                                     Aaa       8/01 at 102       5,306,624
   1,020,000   City of New Rochelle, Westchester County, New York, General
                Obligations, Public Improvement Bonds, 1994 Series B,
                6.200%, 8/15/22                                                     Aaa       8/04 at 102       1,048,560
               The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, Fixed Rate Bonds, Subseries C-1:
   3,000,000    6.250%, 8/01/10 (Pre-refunded to 8/01/02)                           Aaa   8/02 at 101 1/2       3,272,700
   1,000,000    6.250%, 8/01/10                                                     Aaa   8/02 at 101 1/2       1,045,940
      75,000   The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, 6.625%, 8/01/12                                           Aaa   8/02 at 101 1/2          81,072
   2,600,000   The City of New York, General Obligation Bonds, Fiscal 1993
                Series C, 6.000%, 8/01/12                                           Aaa   8/02 at 101 1/2       2,661,490
   2,520,000   The City of New York, General Obligation Bonds, Fiscal 1993
                Series E, 5.750%, 5/15/12                                           Aaa   5/03 at 101 1/2       2,527,459
               The City of New York, General Obligation Bonds, Fiscal 1990,
                Series B:
   1,300,000    7.000%, 10/01/15                                                    Aaa      No Opt. Call       1,378,572
   2,000,000    7.000%, 10/01/16                                                    Aaa      No Opt. Call       2,301,940
   1,025,000    7.000%, 10/01/17                                                    Aaa      No Opt. Call       1,086,951
     310,000    7.000%, 10/01/18                                                    Aaa      No Opt. Call         328,736
     500,000   The City of New York, General Obligation Bonds, Fiscal 1988
                Series A, 8.250%, 11/01/02 (Pre-refunded to 11/01/97)               Aaa  11/97 at 101 1/2         531,455
   1,000,000   New York City Educational Construction Fund, Revenue Bonds,
                Series 1994, Senior Subordinated Revenue Bonds,
                5.625%, 4/01/13                                                     Aaa   4/04 at 101 1/2         988,800
               New York City Health and Hospitals Corporation, Health
                System Bonds, 1993 Series A:
   2,500,000    5.625%, 2/15/13                                                     Aaa       2/03 at 102       2,453,925
  11,980,000    5.750%, 2/15/22                                                     Aaa       2/03 at 102      11,598,796
   5,000,000   Pass-Through Certificates of New York City HDC Multifamily
                Housing, Limited Obligation Bonds, Series 1991A,
                6.500%, 2/20/19                                                     Aaa       7/97 at 105       5,772,600
   1,000,000   New York City Housing Development Corporation, MultiFamily
                Housing Revenue Bonds, 1993 Series B, 5.850%, 5/01/26               Aaa       5/03 at 102         981,950
   1,000,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1991 Series A,
                7.250%, 6/15/15 (Pre-refunded to 6/15/00)                           Aaa   6/00 at 101 1/2       1,105,060
--------------------------------------------------------------------------------------------------------------------------

                                      47

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1992 Series A:
$  2,000,000    6.750%, 6/15/16                                                     Aaa       6/01 at 101    $  2,159,980
   1,250,000    6.750%, 6/15/16                                                     Aaa       6/01 at 101       1,348,888
               New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1993 Series A:
   6,765,000    5.750%, 6/15/18                                                     Aaa   6/02 at 101 1/2       6,661,157
   4,650,000    5.500%, 6/15/20                                                     Aaa       6/02 at 100       4,365,374
   7,000,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1996 Series B,
                5.750%, 6/15/26                                                     Aaa       6/06 at 101       6,857,620
   1,000,000   New York City Transit Authority, Transit Facilities Revenue
                Bonds, Series 1990 (Livingston Plaza Project),
                7.500%, 1/01/20 (Pre-refunded to 1/01/00)                           Aaa       1/00 at 102       1,108,600
   7,225,000   New York City Transit Authority, Transit Facilities Refunding
                Revenue Bonds, Series 1993 (Livingston Plaza Project),
                7.500%, 1/01/20                                                     Aaa       1/03 at 100       6,561,167
   2,200,000   The Trust for Cultural Resources of The City of New York,
                Revenue Refunding Bonds, Series 1991A, (The American
                Museum of Natural History), 6.900%, 4/01/21
                (Pre-refunded to 4/01/01)                                           Aaa       4/01 at 102       2,440,174
   1,000,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds, (USTA National Tennis Center Incorporated
                Project), 6.375%, 11/15/14                                          Aaa      11/04 at 102       1,057,540
   1,000,000   New York City Industrial Development Agency, Civic Facility
                Revenue Bonds, (New School for Social Research Project),
                Series 1995A, 5.750%, 9/01/15                                       Aaa       9/05 at 102         989,180
   1,590,000   City of Niagara Falls, Niagara County, New York, Public
                Improvement (Serial)Bonds, 1994, 6.900%, 3/01/21                    Aaa       3/04 at 102       1,749,095
   5,725,000   Niagara Falls Bridge Commission, Toll Bridge System Revenue
                Bonds, Series 1992, 6.125%, 10/01/19
                (Pre-refunded to 10/01/02)                                          Aaa      10/02 at 102       6,249,639
               Town of North Hempstead, Nassau County, New York, Public
                Improvement (Serial)Bonds, 1991, Series B, Unlimited Tax:
     425,000    6.800%, 6/01/10 (Pre-refunded to 6/01/00)                           Aaa       6/00 at 102         465,486
     425,000    6.800%, 6/01/11 (Pre-refunded to 6/01/00)                           Aaa       6/00 at 102         465,486
               Town of North Hempstead, Nassau County, New York, General
                Obligation Refunding Serial Bonds, Refunding Serial Bonds--
                1992, Series B:
   1,500,000    6.375%, 4/01/09                                                     Aaa      No Opt. Call       1,644,480
   1,505,000    6.400%, 4/01/14                                                     Aaa      No Opt. Call       1,641,157
               Nyack Union Free School District, Rockland County, New York,
                School District Serial Bonds 1992:
     625,000    6.500%, 4/01/12                                                     Aaa       4/02 at 102         669,369
     625,000    6.500%, 4/01/13                                                     Aaa       4/02 at 102         670,306
     625,000    6.500%, 4/01/14                                                     Aaa       4/02 at 102         668,738
-------------------------------------------------------------------------------------------------------------------------


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

               Rensselaer County, New York, General Obligation Serial Bonds,
                Series 1991:
$    960,000    6.700%, 2/15/13                                                     Aaa      No Opt. Call  $    1,086,461
     960,000    6.700%, 2/15/14                                                     Aaa      No Opt. Call       1,085,290
     960,000    6.700%, 2/15/15                                                     Aaa      No Opt. Call       1,083,485
     700,000   County of Rockland, New York, Solid Waste Management
                Authority, General Obligation Bonds, Series 1996B,
                5.550%, 12/15/16                                                    Aaa      12/06 at 102         677,999
               Rondout Valley Central School District at Accord, Ulster
                County, New York, General Obligation, School District (Serial)
                Bonds, 1991:
     550,000    6.800%, 6/15/06                                                     Aaa      No Opt. Call         628,843
     550,000    6.850%, 6/15/07                                                     Aaa      No Opt. Call         631,785
     550,000    6.850%, 6/15/08                                                     Aaa      No Opt. Call         631,554
     550,000    6.850%, 6/15/09                                                     Aaa      No Opt. Call         630,900
     550,000    6.850%, 6/15/10                                                     Aaa      No Opt. Call         631,147
               County of Suffolk, New York, General Obligation Refunding
                (Serial) Bonds, Public Improvement Refunding Bonds,
                1993 Series B:
   1,000,000    6.900%, 4/01/01                                                     Aaa       4/00 at 102       1,096,640
     600,000    6.150%, 5/01/10                                                     Aaa       5/03 at 102         626,561
               County of Suffolk, New York, General Obligation Refunding
                (Serial) Bonds, Public Improvement Refunding Bonds,
                1993 Series F:
   1,895,000    5.250%, 7/15/09                                                     Aaa       7/02 at 102       1,866,157
   1,890,000    5.300%, 7/15/10                                                     Aaa       7/02 at 102       1,855,130
   1,860,000    5.400%, 7/15/11                                                     Aaa       7/02 at 102       1,831,318
               County of Suffolk, New York, General Obligation Refunding
                (Serial) Bonds, Public Improvement Refunding Bonds,
                1993 Series G:
   1,630,000    5.400%, 4/01/11                                                     Aaa       4/02 at 102       1,605,207
     625,000    5.400%, 4/01/15                                                     Aaa       4/02 at 102         602,050
   1,000,000   Suffolk County Industrial Development Agency, (Suffolk County,
                New York), Suffolk County Southwest Sewer System
                Revenue Bonds, Series 1994, 4.750%, 2/01/09                         Aaa       2/04 at 101         921,660
   1,800,000   Suffolk County Water Authority, New York, Water System
                Revenue Bonds, Series 1993 Refunding, 5.100%, 6/01/11               Aaa      No Opt. Call       1,722,815
   3,700,000   Suffolk County Water Authority, New York, Water System
                Revenue Bonds, Series 1994, 5.000%, 6/01/17                         Aaa       6/03 at 102       3,310,241
   2,750,000   Triborough Bridge and Tunnel Authority, General Purpose
                Revenue Bonds, Series X, 6.500%, 1/01/19                            Aaa   1/02 at 101 1/2       2,916,127
   2,000,000   Triborough Bridge and Tunnel Authority, General Purpose
                Revenue Bonds, Series T, 7.000%, 1/01/20
                (Pre-refunded to 1/01/01)                                           Aaa       1/01 at 102       2,221,520
   1,175,000   Triborough Bridge and Tunnel Authority, General Purpose
                Revenue Bonds, Series S, 7.000%, 1/01/21
                (Pre-refunded to 1/01/01)                                           Aaa   1/01 at 101 1/2       1,300,313
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK INSURED TAX-FREE VALUE FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  8,650,000   Triborough Bridge and Tunnel Authority, Special Obligation
                 Refunding Bonds, Series 1991B, 6.875%, 1/01/15                     Aaa       1/01 at 102      $9,401,771
   1,750,000   City of Yonkers, New York, General Obligation School Bonds--
                 1990-C, 7.375%, 12/01/09 (Pre-refunded to 12/01/00)                Aaa      12/00 at 102       1,971,200
-------------------------------------------------------------------------------------------------------------------------
$345,750,000   Total Investments -- (cost $339,090,235) -- 99.3%                                              356,439,152
============-------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.7%                                                            2,535,090
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $358,974,242
=========================================================================================================================




-------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF              MARKET        PORTFOLIO
                         STANDARD & POOR'S                    MOODY'S     SECURITIES               VALUE          PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                             AAA                        Aaa            151        $352,063,956               99%
RATINGS*                      AA+, AA, AA-          Aa1, Aa, Aa2, Aa3              4           4,375,196                1
PORTFOLIO OF
INVESTMENTS:
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                            155        $356,439,152              100%
-------------------------------------------------------------------------------------------------------------------------


All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional call provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.



See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996



NUVEEN OHIO TAX-FREE VALUE FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                       RAT-              OPT. CALL        MARKET
AMOUNT         DESCRIPTION                                                      INGS*          PROVISIONS**         VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Ohio Air Quality Development Authority, State of Ohio,
                Pollution Control Revenue Refunding Bonds, 1990 Series A
                (Ohio Edison Company Project), 7.450%, 3/01/16                    Aaa           3/00 at 102  $  2,191,680
   1,000,000   Ohio Air Quality Development Authority, State of Ohio, Air
                Quality Development Revenue Refunding Bonds (Ohio Power
                Company Project), Series B, 7.400%, 8/01/09                      Baa1           8/99 at 102     1,048,860
   2,000,000   Ohio Air Quality Development Authority, State of Ohio,
                Collateralized Pollution Control Revenue Refunding Bonds,
                Series 1992 (The Cleveland Electric Illuminating Company
                Project), 8.000%, 12/01/13                                        Aaa           6/02 at 103     2,344,440
   1,250,000   Ohio Capital Corporation for Housing, Multifamily Housing
                Refunding Revenue Bonds, Series 1989A, 7.600%, 11/01/23           AAA          11/97 at 105     1,330,388
     755,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 1990
                Series A, 7.400%, 9/01/15                                         AAA           3/00 at 102       795,815
     655,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 1990
                Series D, 7.500%, 9/01/13                                         AAA           9/00 at 102       690,481
     335,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 1991
                Series D, 7.050%, 9/01/16                                         Aaa           9/01 at 102       352,336
   1,750,000   Ohio Water Development Authority, State of Ohio,
                Collateralized Water Development Revenue Refunding Bonds,
                1992 Series A (The Dayton Power and Light Company Project),
                6.400%, 8/15/27                                                   AA-           8/02 at 102     1,813,525
   1,000,000   Ohio Water Development Authority, State of Ohio, Water
                Development Revenue Bonds, 1995 Fresh Water Series,
                5.900%, 12/01/21                                                  Aaa           6/05 at 102       996,640
   1,000,000   State of Ohio (Ohio Higher Educational Facility Commission),
                Higher Educational Facility Revenue Bonds (Ohio Wesleyan
                University Project), 7.650%, 11/15/07                             Aaa          11/97 at 102     1,061,540
   1,750,000   State of Ohio (Ohio Higher Educational Facility Commission),
                Higher Educational Facility Revenue Bonds (University of
                Dayton 1994 Project), 5.800%, 12/01/19                            Aaa          12/04 at 102     1,720,233
   1,750,000   State of Ohio, Air Quality Development Revenue Bonds
                (Columbus Southern Power Company Project), Series 1985 A,
                6.375%, 12/01/20                                                  Aaa          12/02 at 102     1,840,230
   1,475,000   State of Ohio, Full Faith and Credit, General Obligation
                Infrastructure Improvement Bonds, Series 1996,
                6.650%, 8/01/05                                                   Aa1          No Opt. Call     1,652,738
   1,000,000   State of Ohio, Full Faith and Credit, General Obligation
                Infrastructure Improvement Bonds, Series 1994,
                6.000%, 8/01/10                                                   Aa1          No Opt. Call     1,050,620
     250,000   State of Ohio, Higher Educational Facility, Mortgage Revenue
                Bonds (Ohio Dominican College Project), 8.500%, 12/01/07
                (Pre-refunded to 12/01/97)                                        N/R          12/97 at 102       267,825
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
$    400,000   State of Ohio, Higher Educational Facility, Mortgage Revenue
                Bonds (John Carroll University Project), 9.250%, 10/01/07
                (Pre-refunded to 10/01/97)                                            A      10/97 at 102      $  429,736
      60,000   State of Ohio, Mortgage Revenue Bonds, Series 1987A (FHA
                Insured Mortgage Loan-I.O.O.F. Home of Ohio, Inc. Nursing
                Home and Board and Care Project), 8.150%, 8/01/02                   AAA       8/97 at 103          63,328
   1,000,000   State of Ohio, Ohio Building Authority, State Correctional
                Facilities Refunding Bonds, 1986 Series B, 7.125%, 9/01/09          AA-       9/96 at 102       1,022,090
   1,000,000   State of Ohio, Ohio Higher Educational Facilities Commission
                (Ohio Northern University Project), 7.300%, 5/15/10
                (Pre-refunded to 5/15/00)                                           Aaa       5/00 at 100       1,091,170
     750,000   State of Ohio, Pollution Control Revenue Refunding Bonds,
                Ohio Air Quality Development Authority, 1989 Series B
                (Ohio Edison Company Project), 7.625%, 7/01/23                     Baa3       7/99 at 102         790,470
   5,000,000   State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued
                by the Ohio Turnpike Commission, 5.500%, 2/15/26                    Aaa       2/06 at 102       4,758,800
               Adams County/Ohio Valley School District, Counties of Adams
                and Highland, Ohio, School Improvement Unlimited Tax
                General Obligation Bonds, Series 1995:
   2,000,000    7.000%, 12/01/15                                                    Aaa      No Opt. Call       2,312,860
   3,865,000    5.250%, 12/01/21                                                    Aaa      12/05 at 102       3,606,432
   3,955,000   City of Akron, Ohio, General Obligation Bonds, Various Purpose
                Improvement Bonds, Series 1994 (Limited Tax),
                6.750%, 12/01/14                                                    Aaa      12/04 at 102       4,381,072
   1,500,000   City of Akron, Ohio, Waterworks System Mortgage Revenue
                Improvement Bonds, Series 1991, 6.550%, 3/01/12
                (Pre-refunded to 3/01/01)                                           Aaa       3/01 at 102       1,636,860
   2,850,000   Anthony Wayne Local School District, Lucas, Wood and Fulton
                Counties, Ohio, School Facilities Construction and
                Improvement Bonds, 5.750%, 12/01/24                                 Aaa      12/05 at 101       2,785,505
   1,000,000   Archbold Area Local School District, General Obligation Bonds
                (Unlimited Tax), Series 1996, 6.000%, 12/01/21                      Aaa      11/06 at 102       1,012,450
   1,000,000   Aurora City School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1995,
                5.800%, 12/01/16                                                    Aaa      12/05 at 102         998,120
   1,000,000   Board of Education, Beavercreek Local School District, County
                of Greene, Ohio, School Improvement Bonds, Series 1996
                (Unlimited Tax General Obligation), 6.600%, 12/01/15                Aaa      No Opt. Call       1,109,880
   1,415,000   City of Bedford, Ohio, Hospital Facilities Refunding Revenue
                Bonds, Series 1990 (The Community Hospital of Bedford, Inc.),
                8.500%, 5/15/09 (Pre-refunded to 5/15/00)                           N/R       5/00 at 102       1,599,870
               City of Bellefontaine, Sewer System First Mortgage Revenue
                Refunding and Improvement Bonds (Bank Qualified):
   1,000,000    6.800%, 12/01/07                                                   Baa1      12/02 at 101       1,057,500
   1,000,000    6.900%, 12/01/11                                                   Baa1      12/02 at 101       1,057,890
--------------------------------------------------------------------------------------------------------------------------


                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  2,500,000   Buckeye Valley Local School District, Ohio, General Obligation
                (Unlimited Tax) Bonds, School Improvement Bonds,
                Series 1995A, 6.850%, 12/01/15                                      Aaa      No Opt. Call    $  2,847,450
   1,250,000   County of Butler, Ohio, Hospital Facilities Revenue Refunding
                and Improvement Bonds, Series 1991 (Fort Hamilton-Hughes
                Memorial Hospital Center), 7.500%, 1/10/10                          Baa       1/02 at 102       1,323,100
   1,000,000   County of Butler, Ohio, Sewer System Revenue Bonds,
                Series 1996, 5.250%, 12/01/21                                       Aaa      12/06 at 101         930,590
   1,000,000   Canal Winchester Local School District, Franklin and Fairfield
                Counties, Ohio, General Obligation Bonds (Unlimited Tax),
                For School Facilities Construction and Improvement,
                7.100%, 12/01/13 (Pre-refunded to 12/01/01)                         Aaa      12/01 at 102       1,124,390
   1,000,000   Clermont County, Ohio, Road Improvement Bonds, Series 1990,
                7.125%, 9/01/11 (Pre-refunded to 9/01/00)                           Aaa       9/00 at 102       1,106,670
   2,000,000   County of Clermont, Ohio, Sewer System Revenue Bonds, Series
                1990, Clermont County Sewer District, 7.375%, 12/01/20
                (Pre-refunded to 12/01/00)                                          Aaa      12/00 at 102       2,242,040
   1,000,000   County of Clermont, Ohio, Sewer System Revenue Bonds, Series
                1991, Clermont County Sewer District, 7.100%, 12/01/21
                (Pre-refunded to 12/01/01)                                          Aaa      12/01 at 102       1,124,390
   1,000,000   County of Clermont, Ohio, Waterworks System Revenue Bonds,
                Series 1991, Clermont County Sewer District,
                6.625%, 12/01/13 (Pre-refunded to 12/01/01)                         Aaa      12/01 at 102       1,103,030
   2,000,000   Board of Education of the Cleveland City School District, Ohio,
                General Obligation Unlimited Tax Bonds, Library
                Improvement Bonds, Series 1992A, 5.875%, 12/01/11                   Aaa      12/02 at 102       2,019,300
   1,500,000   City of Cleveland, Ohio, Public Power System First Mortgage
                Revenue Bonds, Series 1994A, 7.000%, 11/15/24                       Aaa      11/04 at 102       1,684,650
     990,000   City of Cleveland, Ohio, Waterworks Improvement First
                Mortgage Revenue Refunding Bonds, Series F, 1992B,
                6.500%, 1/01/11                                                     Aaa       1/02 at 102       1,044,430
   1,750,000   City of Cleveland, Ohio, Waterworks Improvement First
                Mortgage Revenue Bonds, Series F, 1992A, 6.500%, 1/01/21
                (Pre-refunded to 1/01/02)                                           Aaa       1/02 at 102       1,921,273
   1,000,000   City of Cleveland, Waterworks Revenue Refunding and
                Improvement Bonds, First Mortgage, Series 1996-H,
                5.750%, 1/01/21                                                     Aaa       1/06 at 102         977,500
      10,000   City of Cleveland, Ohio, First Mortgage Revenue Refunding
                Bonds, Series F, 1992-B, 6.500%, 1/01/11
                (Pre-refunded to 1/01/02)                                           Aaa       1/02 at 102          10,979
   1,000,000   Coldwater Exempted Village School District, Mercer County,
                Ohio, General Obligation Bonds, 7.00%, 12/01/13
                (Pre-refunded to 12/01/99)                                          Aaa      12/99 at 102       1,092,970
   1,500,000   City of Columbus, Ohio, General Obligation Refunding Bonds,
                Series 1992B, 6.500%, 1/01/10                                       Aaa       1/02 at 102       1,607,085
   2,050,000   City of Columbus, Ohio, Various Purpose Unlimited Tax Bonds,
                Series 1993-1, 5.250%, 9/15/18                                      Aaa       9/03 at 102       1,946,065
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,500,000   County of Cuyahoga, Ohio, General Obligation (Unlimited Tax)
                Various Purpose Improvement and Refunding Bonds,
                Series 1991, 7.000%, 10/01/13
                (Pre-refunded to 10/01/01)                                          N/R      10/01 at 102    $  1,675,545
   1,000,000   County of Cuyahoga, Ohio, General Obligation Various Purpose
                Refunding Bonds, Series 1993B (Limited Tax Obligation),
                5.250%, 10/01/13                                                     Aa      No Opt. Call         963,370
   1,000,000   County of Cuyahoga, Ohio, General Obligation (Limited Tax)
                Various Purpose Improvement Bonds, Series 1995,
                5.250%, 11/15/15                                                     Aa      11/05 at 102         956,210
   1,250,000   Conversion and Remarketing of the County of Cuyahoga, Ohio,
                Hospital Improvement Revenue Bonds (Deaconess Hospital of
                Cleveland Project), Series 1995B, 7.450%, 10/01/18
                (Pre-refunded to 10/01/00)                                           A1      10/00 at 103       1,410,650
   2,750,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds, Series
                1990 (Meridia Health System), 7.250%, 8/15/19                        A1       8/00 at 102       2,953,720
   2,000,000   City of Dayton, Ohio, Airport Revenue Refunding Bonds, Series
                1995 (James M. Cox Dayton International Airport),
                5.250%, 12/01/15                                                    Aaa      12/05 at 101       1,898,800
     750,000   City of Defiance, Ohio, Waterworks System Improvement Bonds,
                Series 1994, 6.200%, 12/01/20                                       Aaa      12/04 at 102         783,173
   1,110,000   City of Fairborn, Ohio, General Obligation Bonds, Utility
                Improvement Bonds, Series 1991, 7.000%, 10/01/11                    Aaa      10/02 at 102       1,243,189
   2,790,000   County of Franklin, Ohio, Refunding Bonds, Series 1993
                (Limited Tax General Obligation Bonds), 5.375%, 12/01/20            Aaa      12/08 at 102       2,647,850
   1,500,000   County of Franklin, Ohio, Health Care Facilities Revenue Bonds,
                Series 1993 (Ohio Presbyterian Retirement Services),
                6.500%, 7/01/23                                                     N/R       7/03 at 102       1,391,370
      500,000  County of Franklin, Ohio, Hospital Facilities Improvement
                Revenue Bonds, Series 1990A (Riverside United Methodist
                Hospital Project), 7.250%, 5/15/20                                  Aaa       5/00 at 102         543,705
   1,350,000   County of Franklin, Ohio, Hospital Facilities Mortgage Revenue
                Bonds, 1991 Series A (Ohio Presbyterian Retirement Services),
                8.750%, 7/01/21                                                     N/R       7/01 at 103       1,429,812
     695,000   County of Franklin, Ohio, Revenue Bonds, Series 1991 (OCLC
                Online Computer Library Center, Incorporated Project),
                7.000%, 8/01/16                                                     N/R       8/00 at 102         711,152
   1,575,000   County of Franklin, Ohio, Hospital Refunding and Improvement
                Revenue Bonds, 1996 Series A (The Children's Hospital
                Project), 5.750%, 11/01/15                                           Aa      11/06 at 101       1,543,516
   2,000,000   County of Franklin, Ohio, Hospital Revenue Bonds, Holy Cross
                Health Systems Corporation, Series 1996, 5.875%, 6/01/21             Aa       6/06 at 102       1,946,420
   1,000,000   County of Franklin, Ohio, Revenue Bonds, Series 1991 (OCLC
                Online Computer Library Center, Incorporated Project),
                7.200%, 7/15/06                                                     N/R       7/01 at 100       1,064,070
     250,000   City of Fremont, Ohio, Sewerage System Mortgage Revenue
                Bonds, Series 1987, 8.100%, 12/01/07
                (Pre-refunded to 12/01/97)                                          A-       12/97 at 102         266,618
-------------------------------------------------------------------------------------------------------------------------


                                                                            NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                           AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------

$  1,000,000   Board of Education, Gahanna-Jefferson City School District,
                Franklin County, Ohio, General Obligation Bonds, Series
                1990 A, 7.125%, 12/01/14 (Pre-refunded to 12/01/00)                  A1      12/00 at 102    $  1,109,420
   1,000,000   City of Garfield Heights, Ohio, General Obligation (Limited
                Tax) Various Purpose Improvement Bonds, 5.600%, 11/01/16            Aaa      11/06 at 102         974,570
   3,000,000   City of Garfield Heights, Ohio, Hospital Improvement and
                Refunding Revenue Bonds, Series 1992B (Marymount
                Hospital Project), 6.650%, 11/15/11                                   A      11/02 at 102       3,111,810
   1,000,000   County of Geauga, Ohio, General Obligation (Limited Tax)
                Sewer District Improvement Bonds (Bainbridge Water Project),
                5.625%, 12/01/15                                                     Aa      12/05 at 102         976,370
               Grandview Heights City School District, Franklin County, Ohio,
                School Facilities Construction and Improvement Bonds
                (General Obligation-Unlimited Tax):
   2,000,000    6.100%, 12/01/19                                                     AA      12/05 at 101       2,034,080
   1,520,000    5.550%, 12/01/19                                                     AA      No Opt. Call       1,483,991
     250,000   City of Grandview Heights, Franklin County, Ohio, Library
                Building Mortgage Revenue Bonds (Board of Trustees of the
                Grandview Heights Public Library-Lessee), 8.250%, 12/01/07
                (Pre-refunded to 12/01/97)                                          N/R      12/97 at 102         267,260
   1,600,000   County of Greene, Ohio, Water System Revenue Bonds, Series
                1996, 6.125%, 12/01/21                                              Aaa      12/07 at 102       1,642,240
   1,000,000   City of Greenville, Ohio (Dark County), Wastewater System First
                Mortgage Revenue Bonds, Series 1992 (Governmental
                Enterprise Revenue Bonds), 6.350%, 12/01/17                         Aaa      10/02 at 102       1,056,690
   1,495,000   County of Hamilton, Ohio, Judson Care Center Nursing Home
                and Board and Care Project (FHA Insured Mortgage),
                7.800%, 8/01/19                                                      A+   8/00 at 101 1/4       1,586,614
     400,000   City of Hubbard, Ohio, Municipal Center Bond, Anticipation
                Notes, Series 1987, 8.800%, 11/15/17                                N/R       5/98 at 102         430,080
   1,700,000   Indian Lake Local School District Logan and Auglaize Counties,
                Ohio, School Facilities Construction and Improvement Bonds,
                (General Obligation-Unlimited Tax), 5.375%, 12/01/23                Aaa      12/06 at 101       1,611,498
   1,000,000   Indian Valley Local School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1995,
                5.750%, 12/01/19                                                    Aaa      12/05 at 102         979,190
   1,000,000   Kent State University (A State University of Ohio), General
                Receipts Bonds, Series 1992, 6.500%, 5/01/22                        Aaa       5/02 at 102       1,071,610
   2,630,000   Kings Local School District, General Obligation (Unlimited Tax)
                School Improvement Bonds, Series 1995, 5.500%, 12/01/21             Aaa      12/05 at 100       2,534,242
     500,000   Kirtland Local School District, Ohio, School Improvement
                Bonds, Series 1989 General Obligation Unlimited Tax Bonds,
                7.500%, 12/01/09                                                     A1      12/99 at 102         544,535
   1,500,000   City of Lakewood, Ohio, Various Purpose General Obligation
                Bonds, Series 1992 (Limited Tax Obligation),
                6.500%, 12/01/12                                                     Aa      12/02 at 102       1,630,020
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN OHIO TAX-FREE VALUE FUNDCONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                       RAT-            OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                      INGS*        PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Lakota Local School District, County of Butler, Ohio, School
                Improvement Unlimited Tax General Obligation Bonds,
                Series 1994, 6.125%, 12/01/17                                       Aaa      12/05 at 100    $  1,029,040
   1,500,000   City of Lorain, Ohio, Hospital Refunding Revenue Bonds, Series
                1992 (Lakeland Community Hospital, Inc.), 6.500%, 11/15/12           A1      11/02 at 102       1,530,840
     500,000   City of Lorain, Ohio, Sewer System Mortgage Revenue
                Refunding Bonds, Series 1988, 8.750%, 4/01/11                     BBB-        4/98 at 102         542,710
   1,000,000   County of Lucas, Ohio, General Obligation (Limited Tax)
                Various Purpose Improvement Bonds, Series 1992,
                6.650%, 12/01/12                                                      A      12/02 at 102       1,028,930
   1,000,000   County of Lucas, Ohio, General Obligation (Limited Tax)
                Various Purpose Improvement Bonds, Series 1995-1,
                5.400%, 12/01/15                                                    Aaa      12/05 at 102         971,370
   1,000,000   County of Mahoning, Ohio, General Obligation Bonds, Various
                Purpose Improvement Bonds, Series 1989, Limited Tax,
                7.200%, 12/01/09                                                    Aaa      12/99 at 102       1,091,850
   2,000,000   County of Mahoning, Ohio, Hospital Improvement and
                Refunding Revenue Bonds, Series 1986 (St. Elizabeth Hospital
                Medical Center Project), 7.375%, 12/01/09                            A1       6/98 at 100       2,043,000
   2,355,000   County of Mahoning, Ohio, Hospital Improvement Revenue
                Bonds, Series 1991 (YHA, Inc. Project), Series 1991A,
                7.000%, 10/15/14                                                    Aaa      10/00 at 102       2,537,089
   1,000,000   County of Marion, Ohio, Health Care Facilities Refunding and
                Improvement Revenue Bonds, Series 1993 (United Church
                Homes, Inc. Project), 6.375%, 11/15/10                            BBB-       11/03 at 102         976,010
   1,150,000   County of Marion, Ohio, Health Care Facilities Revenue Bonds,
                Series 1990 (United Church Home, Inc.), 8.875%, 12/01/12
                (Pre-refunded to 12/01/99)                                          N/R      12/99 at 103       1,320,821
     750,000   County of Marion, Ohio, Health Care Facilities Refunding and
                Improvement Revenue Bonds, Series 1993 (United Church
                Homes, Inc. Project), 6.300%, 11/15/15                            BBB-      11/03 at 102         711,023
   1,000,000   The Board of Education of the Marysville Exempted Village
                School District, Union County, Ohio, School Improvement
                Bonds, General Obligation (Unlimited Taxes),
                7.200%, 12/01/10 (Pre-refunded to 12/01/00)                         Aaa      12/00 at 102       1,114,340
   1,250,000   City of Marysville, Ohio, Water System Mortgage Revenue
                Bonds, Series 1991, 7.050%, 12/01/21                                Aaa      12/01 at 101       1,392,838
   1,000,000   Board of Education of the Mentor Exempted Village School
                District, Ohio, Improvement Bonds, Series 1989 (General
                Obligation Bonds), 7.400%, 12/01/11
                (Pre-refunded to 12/01/02)                                          Aaa      12/02 at 100       1,104,950
   1,500,000   County of Montgomery, Ohio, Hospital Facilities Revenue
                Refunding and Improvement Bonds, Series 1996 (Kettering
                Medical Center), 5.625%, 4/01/16                                    Aaa       4/06 at 102       1,466,850
   1,000,000   County of Montgomery, Ohio, Water Revenue Bonds, Greater
                Moraine-Beavercreek Sewer District Series 1992,
                6.250% 11/15/17                                                     Aaa      11/02 at 102       1,043,210


                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  3,000,000   City of Mount Vernon, Ohio, Hospital Refunding Revenue
                Bonds, Series 1986A (Knox  Community Hospital),
                7.875%, 6/01/12                                                     N/R      12/96 at 103    $  3,092,430
   2,245,000   City of Napoleon, Ohio, Health Care Facilities Mortgage
                Revenue Refunding Bonds, Series 1994 (The Lutheran
                Orphans' and Old Folks' Home Society at Napoleon, Ohio,
                Inc.-FHA Insured Project), 6.875%, 8/01/23                           Aa       9/04 at 102       2,386,817
   1,000,000   City of North Olmsted, Ohio, General Obligation (Limited Tax)
                Various Purpose Bonds, Series 1992, 6.250%, 12/15/12                Aaa      12/02 at 102       1,051,680
   1,000,000   City of Parma, Ohio, Various Purpose General Obligation Bonds,
                Series 1990 (Limited Tax Obligation), 7.600%, 12/01/11                A      12/00 at 102       1,127,540
   1,750,000   Pickerington Local School District, Fairfield and Franklin
                Counties, Ohio, General Obligation Bonds (Pickerington
                Public Library Project) (Unlimited Tax), 6.750%, 12/01/16             A      12/01 at 102       1,843,380
   1,000,000   Revere Local School District, Ohio, School Improvement Bonds,
                Series 1993 (General Obligation Unlimited Tax Bonds),
                6.000%, 12/01/16                                                    Aaa      12/03 at 102       1,012,990
   1,500,000   Reynoldsburg City School District, Franklin, Fairfield and
                Licking Counties, Ohio, General Obligation Bonds (Unlimited
                Tax) For School Building Construction and Improvement,
                6.550%, 12/01/17                                                    Aaa      12/02 at 102       1,621,410
   1,200,000   Ridgemont Local School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1992,
                7.250%, 12/01/14                                                    N/R      12/02 at 102       1,305,156
     735,000   City of Salem, Ohio, Sewer System Mortgage Revenue Bonds,
                Series 1987, 7.500%, 11/01/11 (Pre-refunded to 11/01/96)            N/R      11/96 at 102         753,963
   1,000,000   The Board of Education of the Springfield City School District,
                Clark County, Ohio, School Improvement Bonds, General
                Obligation (Unlimited Tax), 6.600%, 12/01/12                        Aaa      12/01 at 102       1,087,720
   2,340,000   City of Stow, Ohio, Safety Center Construction Bonds (General
                Obligation Limited Tax), 6.200%, 12/01/20                            A1      12/05 at 102       2,386,261
   3,080,000   Sylvania City School District, Ohio, General Obligation
                (Unlimited Tax) School Improvement Bonds, Series 1995,
                5.750%, 12/01/22                                                    Aaa      12/05 at 101       3,012,363
   1,070,000   County of Trumbull, Ohio, Correctional Facilities Bonds, Series
                1995 (General Obligation Limited Tax), 7.000%, 12/01/04             Aaa      No Opt. Call       1,214,311
   1,000,000   County of Trumbull, Ohio, Hospital Refunding and
                Improvement Revenue Bonds, Series 1991 (Trumbell Memorial
                Hospital Project), Series 1991B, 6.900%, 11/15/12                   Aaa      11/01 at 102       1,103,730
     750,000   County of Tuscarawas, Ohio, Hospital Facilities Revenue Bonds,
                Series 1993A (Union Hospital Project), 6.500%, 10/01/21             Baa      10/03 at 102         710,385
   1,000,000   University of Cincinnati, Ohio General Receipts Bonds, Series I,
                7.300%, 6/01/09 (Pre-refunded to 6/01/99)                           AA-       6/99 at 100       1,073,650
   1,000,000   University of Cincinnati, General Receipts Bonds, Series O,
                6.300%, 6/01/12                                                     AA-      12/02 at 102       1,047,330
   1,000,000   University of Cincinnati, General Receipts Bonds, Series V,
                5.500%, 6/01/15                                                     AA-       6/05 at 101         974,240
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO TAX-FREE VALUE FUND--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
$  1,500,000   The University of Toledo (A State University of Ohio) General
                Receipts Bonds, Series 1994, 5.350%, 6/01/25                        Aaa       6/04 at 102    $  1,406,954
   1,950,000   County of Warren, Ohio, Hospital Facilities Improvement and
                Refunding Revenue Bonds, Series 1991 (Otterbein Home
                Project), 7.200%, 7/01/11                                           Aa1       7/01 at 102       2,093,480
     250,000   City of Warren, Ohio, General Obligation Limited Tax, Various
                Purpose Improvement Bonds, 8.625%, 11/15/13
                (Pre-refunded to 11/15/98)                                         BBB+      11/98 at 102         277,270
   1,500,000   City of Warren, Ohio, General Obligation (Limited Tax)
                Sewerage System Improvement Bonds, Series 1990,
                7.750%, 11/01/10 (Pre-refunded to 11/01/00)                        BBB+      11/00 at 102       1,708,544
   1,750,000   City of Washington, Ohio, Water System Mortgage Revenue
                Bonds, Series 1993, 5.375%, 12/01/19                                Aaa      12/03 at 101       1,633,344
     750,000   West Geauga Local School District, Ohio, School Improvement
                Bonds, Series 1994 (General Obligation Unlimited Tax),
                5.950%, 11/01/12                                                    Aaa      11/04 at 102         767,677
     500,000   Wooster City School District, Wayne County, Ohio, General
                Obligation Bonds (Unlimited Tax) For School Building
                Construction and Improvement, 6.500%, 12/01/17                      Aaa      12/02 at 102         538,599
   3,000,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,
                Series X, 5.500%, 7/01/25                                            A-       7/05 at 100       2,797,140
-------------------------------------------------------------------------------------------------------------------------
$170,805,000   Total Investments - (cost $169,211,038) -- 98.6%                                               177,383,921
============-------------------------------------------------------------------------------------------------------------
               Other Assets Less  Liabilities -- 1.4%                                                           2,505,087
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $179,889,008
=========================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF            MARKET          MARKET
               STANDARD & POOR'S                    MOODY'S          SECURITIES             VALUE         PERCENT
-----------------------------------------------------------------------------------------------------------------
SUMMARY OF                   AAA                        Aaa                  69      $103,052,144            58%
RATINGS*            AA+, AA, AA-          Aa1, Aa, Aa2, Aa3                  17        24,648,467            14
PORTFOLIO OF                  A+                         A1                   8        13,565,040             8
INVESTMENTS:               A, A-                  A, A2, A3                   7        10,605,154             6
                 BBB+, BBB, BBB-      Baa1, Baa, Baa2, Baa3                  11        10,203,762             6
                       Non-rated                  Non-rated                  13        15,309,354             8
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                                       125      $177,383,921           100%
-----------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS                                                       NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                                  AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------
                                                                        CA           CA INS           MA           MA INS
----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)     $236,539,342   $216,928,610   $ 78,991,293   $ 62,318,985
 Temporary investments in short-term municipal securities,
    at amortized cost (note 1)                                        2,200,000        600,000        700,000      1,100,000
 Cash                                                                   214,914        272,613        295,680        169,227
 Receivables:
    Interest                                                          3,781,216      3,539,873      1,171,926      1,005,662
    Shares sold                                                         333,691        249,667         45,367         29,670
    Investments sold                                                     46,200             --             --             --
 Other assets                                                             6,826          4,621          3,844          1,133
                                                                   ------------   ------------   ------------   ------------
     Total assets                                                   243,122,189    221,595,384     81,208,110     64,624,677
                                                                   ------------   ------------   ------------   ------------
 LIABILITIES
 Payables:
    Investments purchased                                            14,264,059             --             --             --
    Shares reacquired                                                        --         87,215             --             --
 Accrued expenses:
    Management fees (note 6)                                            106,156        102,940         38,088         30,405
    Other                                                                92,252         82,165         48,463         25,346
 Dividends payable                                                      622,673        556,425        252,764        198,275
                                                                   ------------   ------------   ------------   ------------
     Total liabilities                                               15,085,140        828,745        339,315        254,026
                                                                   ------------   ------------   ------------   ------------
 Net assets (note 7)                                               $228,037,049   $220,766,639   $ 80,868,795   $ 64,370,651
                                                                   ============   ============   ============   ============
 Class A Shares (note 1)
 Net assets                                                        $ 16,952,703   $ 22,728,330   $  5,575,913   $  6,368,939
                                                                   ============   ============   ============   ============
 Shares outstanding                                                   1,637,398      2,164,059        570,888        621,514
                                                                   ============   ============   ============   ============
 Net asset value and redemption price per share                    $      10.35   $      10.50   $       9.77   $      10.25
                                                                   ============   ============   ============   ============
 Offering price per share (net asset value per share plus
    maximum sales charge of 4.50% of offering price)               $      10.84   $      10.99   $      10.23   $      10.73
                                                                   ============   ============   ============   ============
 Class C Shares (note 1)
 Net assets                                                        $    722,815   $    936,247   $    786,508   $    846,620
                                                                   ============   ============   ============   ============
 Shares outstanding                                                      69,816         89,887         80,957         82,846
                                                                   ============   ============   ============   ============
 Net asset value, offering and redemption price per share          $      10.35   $      10.42   $       9.72   $      10.22
                                                                   ============   ============   ============   ============
 Class R Shares (note 1)
 Net assets                                                        $210,361,531   $197,102,062   $ 74,506,374   $ 57,155,092
                                                                   ============   ============   ============   ============
 Shares outstanding                                                  20,274,353     18,808,742      7,650,711      5,576,842
                                                                   ============   ============   ============   ============
 Net asset value and redemption price per share                    $      10.38   $      10.48   $       9.74   $      10.25
                                                                   ============   ============   ============   ============
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statement.

STATEMENT OF NET ASSETS
(Unaudited)


---------------------------------------------------------------------------------------------------------------
                                                                       NA            NY INS            OH
---------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $173,498,824    $356,439,152    $177,383,921
 Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                          700,000              --              --
 Cash                                                                   36,638              --          42,012
 Receivables:
   Interest                                                          2,310,278       4,188,767       2,854,224
   Shares sold                                                          16,470          85,391         189,025
   Investments sold                                                     60,000              --         150,000
 Other assets                                                            2,605          15,268           2,989
                                                                  ------------    ------------    ------------
     Total assets                                                  176,624,815     360,728,578     180,622,171
                                                                  ------------    ------------    ------------
 LIABILITIES
 Payables:
   Investments purchased                                             3,993,255              --              --
   Shares reacquired                                                        --          52,000           1,668
 Accrued expenses:
   Management fees (note 6)                                             80,313         165,674          84,464
   Other                                                                79,518         454,205          98,451
 Dividends payable                                                     549,768       1,082,456         548,580
                                                                  ------------    ------------    ------------
     Total liabilities                                               4,702,854       1,754,335         733,163
                                                                  ------------    ------------    ------------
 Net assets (note 7)                                              $171,921,961    $358,974,242    $179,889,008
                                                                  ============    ============    ============
 Class A Shares (note 1)
 Net assets                                                       $ 18,941,870    $ 30,575,497    $ 16,654,039
                                                                  ============    ============    ============
 Shares outstanding                                                  1,826,771       2,960,137       1,611,111
                                                                  ============    ============    ============
 Net asset value and redemption price per share                   $      10.37    $      10.33    $      10.34
                                                                  ============    ============    ============
 Offering price per share (net asset value per share plus
   maximum sales charge of 4.50% of offering price)               $      10.86    $      10.82    $      10.83
                                                                  ============    ============    ============
 Class C Shares (note 1)
 Net assets                                                       $    711,060    $  2,240,716    $  2,447,945
                                                                  ============    ============    ============
 Shares outstanding                                                     68,396         216,952         237,837
                                                                  ============    ============    ============
 Net asset value, offering and redemption price per share         $      10.40    $      10.33    $      10.29

 Class R Shares (note 1)
 Net assets                                                       $152,269,031    $326,158,029    $160,787,024
                                                                  ============    ============    ============
 Shares outstanding                                                 14,646,005      31,587,612      15,573,722
                                                                  ============    ============    ============
 Net asset value and redemption price per share                   $      10.40    $      10.33    $      10.32
                                                                  ============    ============    ============
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
Six months ended August 31, 1996                                 AUGUST 31, 1996
(Unaudited)




-----------------------------------------------------------------------------------------------------------------------
                                                               CA            CA INS        MA            MA INS
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Tax-exempt interest income (note 1)                           $ 6,959,313   $ 6,570,683   $ 2,512,746   $ 1,948,144
                                                               -----------   -----------   -----------   -----------
 Expenses:
  Management fees (note 6)                                         617,847       598,926       222,848       177,953
  12b-1 service fees - Class A (note 1)                             18,000        23,962         6,250         7,217
  12b-1 distribution and service fees - Class C (note 1)             3,606         4,733         3,522         4,024
  Shareholders' servicing agent fees and expenses                   76,263        71,077        34,558        29,425
  Custodian's fees and expenses                                     39,385        31,681        20,754        20,204
  Directors' fees and expenses (note 6)                              2,553         2,265         1,295         1,866
  Professional fees                                                 10,268         7,459         7,961         5,922
  Shareholders' reports - printing and mailing expenses             43,454        34,282        15,038         8,676
  Federal and state registration fees                                1,206         1,763         2,322         2,390
  Portfolio insurance expense                                            -        12,074             -         2,458
  Other expenses                                                     7,461         6,742         3,305         2,733
                                                               -----------   -----------   -----------   -----------
   Total expenses before expense reimbursement                     820,043       794,964       317,853       262,868
  Expense reimbursement from investment adviser (note 6)                 -             -        (4,365)            -
                                                               -----------   -----------   -----------   -----------
   Net expenses                                                    820,043       794,964       313,488       262,868
                                                               -----------   -----------   -----------   -----------
    Net investment income                                        6,139,270     5,775,719     2,199,258     1,685,276
                                                               -----------   -----------   -----------   -----------

 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions, net
  of taxes, if applicable (notes 1 and 4)                         (826,085)     (671,021)      (94,972)            -
 Net change in unrealized appreciation or depreciation
  of investments                                                (4,146,759)   (4,844,258)   (1,379,754)   (1,573,160)
                                                               -----------   -----------   -----------   -----------
   Net gain (loss) from investments                             (4,972,844)   (5,515,279)   (1,474,726)   (1,573,160)
                                                               -----------   -----------   -----------   -----------
 Net increase (decrease) in net assets from operations         $ 1,166,426   $   260,440   $   724,532   $   112,116
                                                               ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended August 31, 1996
(Unaudited)

---------------------------------------------------------------------------------------------------
                                                                 NY          NY INS          OH
---------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                        $ 5,322,665   $10,718,430   $ 5,507,819
                                                            -----------   -----------   -----------
 Expenses:
  Management fees (note 6)                                      465,528       971,392       492,498
  12b-1 service fees - Class A (note 1)                          21,875        34,690        18,607
  12b-1 distribution and service fees - Class C (note 1)          3,248         8,245        11,898
  Shareholders' servicing agent fees and expenses                67,740       141,583        76,701
  Custodian's fees and expenses                                  26,662        37,866        27,125
  Directors' fees and expenses (note 6)                           1,139         4,579         2,362
  Professional fees                                               9,599        16,324         7,782
  Shareholders' reports - printing and mailing expenses          28,141        42,988        36,741
  Federal and state registration fees                             1,187         4,037         2,373
  Portfolio insurance expenses                                       --         5,627            --
  Other expenses                                                  4,759        11,481         6,372
                                                            -----------   -----------   -----------
   Total expenses before expense reimbursement                  629,878     1,278,812       682,459
  Expense reimbursement from investment adviser (note 6)             --            --            --
                                                            -----------   -----------   -----------
   Net expenses                                                 629,878     1,278,812       682,459
                                                            -----------   -----------   -----------
    Net investment income                                     4,692,787     9,439,618     4,825,360
                                                            -----------   -----------   -----------

 REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                  (721,907)   (1,574,234)       20,631
 Net change in unrealized appreciation or depreciation
  of investments                                             (3,219,365)   (8,205,201)   (4,467,205)
                                                            -----------   -----------   -----------
    Net gain (loss) from investments                         (3,941,272)   (9,779,435)   (4,446,574)
                                                            -----------   -----------   -----------
 Net increase (decrease) in net assets from operations      $   751,515   $  (339,817)  $   378,786
                                                            ===========   ===========   ===========
---------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                        NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                              AUGUST 31, 1996


------------------------------------------------------------------------------------------------------------------------
                                                                         CA                            CA INS
------------------------------------------------------------------------------------------------------------------------
                                                              Six months      Year ended      Six months     Year ended
                                                             ended 8/31/96     2/29/96      ended 8/31/96      2/29/96
------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                       $  6,139,270    $ 12,198,392    $  5,775,719   $ 11,206,229
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                    (826,085)      1,855,177        (671,021)       764,418
 Net change in unrealized appreciation or depreciation
  of investments                                               (4,146,759)      8,120,195      (4,844,258)     9,456,488
                                                             ------------    ------------    ------------   ------------
  Net increase (decrease) in net assets from operations         1,166,426      22,173,764         260,440     21,427,135
                                                             ------------    ------------    ------------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                        (364,074)       (388,705)       (471,545)      (496,274)
  Class C                                                         (15,454)        (18,278)        (20,197)       (28,991)
  Class R                                                      (5,720,552)    (11,713,501)     (5,233,063)   (10,613,497)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                              --              --              --             --
  Class C                                                              --              --              --             --
  Class R                                                              --              --              --             --
 In excess of net realized gains from investment
  transactions:
  Class A                                                              --              --              --             --
  Class C                                                              --              --              --             --
  Class R                                                              --              --              --             --
                                                             ------------    ------------    ------------   ------------
   Decrease in net assets from distributions
    to shareholders                                            (6,100,080)    (12,120,484)     (5,724,805)   (11,138,762)
                                                             ------------    ------------    ------------   ------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                       4,812,782       9,631,213       7,698,910     12,814,061
  Class C                                                          97,358         518,671         166,268        927,664
  Class R                                                       6,039,676      22,522,458       5,219,652     12,331,198
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                         190,739         173,826         229,709        248,069
  Class C                                                          11,681          13,296          13,135         16,740
  Class R                                                       3,470,107       7,264,916       3,097,777      6,444,797
                                                             ------------    ------------    ------------   ------------
                                                               14,622,343      40,124,380      16,425,451     32,782,529
                                                             ------------    ------------    ------------   ------------
 Cost of shares redeemed:
  Class A                                                        (491,156)       (567,970)     (2,065,732)    (1,021,240)
  Class C                                                         (55,241)        (64,962)       (257,252)      (167,154)
  Class R                                                     (10,888,532)    (31,186,974)    (11,803,950)   (21,853,091)
                                                             ------------    ------------    ------------   ------------
                                                              (11,434,929)    (31,819,906)    (14,126,934)   (23,041,485)
                                                             ------------    ------------    ------------   ------------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                           3,187,414       8,304,474       2,298,517      9,741,044
                                                             ------------    ------------    ------------   ------------
  Net increase (decrease) in net assets                        (1,746,240)     18,357,754      (3,165,848)    20,029,417
 Net assets at the beginning of period                        229,783,289     211,425,535     223,932,487    203,903,070
                                                             ------------    ------------    ------------   ------------
 Net assets at the end of period                             $228,037,049    $229,783,289    $220,766,639   $223,932,487
                                                             ============    ============    ============   ============
 Balance of undistributed net investment income at end
  of period                                                  $    182,145    $    142,955    $    185,061   $    134,147
                                                             ============    ============    ============   ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                  MA                           MA INS
--------------------------------------------------------------------------------------------------------------------------------
                                                                     Six months      Year ended     Six months        Year ended
                                                                    ended 8/31/96       2/29/96    ended 8/31/96        2/29/96
--------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                              $ 2,199,258     $ 4,246,614    $ 1,685,276      $ 3,277,512
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                           (94,972)       (217,900)            --           12,456
 Net change in unrealized appreciation or depreciation
  of investments                                                     (1,379,754)      3,250,694     (1,573,160)       2,682,527
                                                                    -----------     -----------    -----------      -----------
   Net increase (decrease) in net assets from operations                724,532       7,279,408        112,116        5,972,495
                                                                    -----------     -----------    -----------      -----------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                              (126,835)       (139,213)      (142,833)        (174,644)
  Class C                                                               (15,386)        (11,360)       (16,992)         (22,692)
  Class R                                                            (2,025,587)     (4,149,329)    (1,520,597)      (3,106,193)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                                    --              --             --              --
  Class C                                                                    --              --             --              --
  Class R                                                                    --              --             --              --
 In excess of net realized gains from investment
  transactions:
  Class A                                                                    --              --             --              --
  Class C                                                                    --              --             --              --
  Class R                                                                    --              --             --              --
                                                                    -----------     -----------    -----------      -----------
   Decrease in net assets from distributions
    to shareholders                                                  (2,167,808)     (4,299,902)    (1,680,422)      (3,303,529)
                                                                    -----------     -----------    -----------      -----------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                             1,556,557       3,487,963      1,663,869        3,509,564
  Class C                                                               179,535         510,754        174,512          359,914
  Class R                                                             3,182,737       7,760,983      1,206,411        3,473,819
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                                76,235          75,540         82,370          104,279
  Class C                                                                11,954           7,603         15,948           20,520
  Class R                                                             1,436,227       2,962,447      1,086,452        2,184,979
                                                                    -----------     -----------    -----------      -----------
                                                                      6,443,245      14,805,290      4,229,562        9,653,075
                                                                    -----------     -----------    -----------      -----------
 Cost of shares redeemed:
  Class A                                                              (270,658)       (436,265)      (547,185)        (415,735)
  Class C                                                               (31,579)        (33,924)       (33,759)         (32,222)
  Class R                                                            (5,530,093)     (8,395,795)    (3,809,369)      (5,205,452)
                                                                    -----------     -----------    -----------      -----------
                                                                     (5,832,330)     (8,865,984)    (4,390,313)      (5,653,409)
                                                                    -----------     -----------    -----------      -----------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                                   610,915       5,939,306       (160,751)       3,999,666
                                                                    -----------     -----------    -----------      -----------
   Net increase (decrease) in net assets                               (832,361)      8,918,812     (1,729,057)       6,668,632
 Net assets at the beginning of period                               81,701,156      72,782,344     66,099,708       59,431,076
                                                                    -----------     -----------    -----------      -----------
 Net assets at the end of period                                    $80,868,795     $81,701,156    $64,370,651      $66,099,708
                                                                    ===========     ===========    ===========      ===========
 Balance of undistributed net investment income at end of period    $    34,434     $     2,984    $     6,359      $     1,505
                                                                    ===========     ===========    ===========      ===========

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NY                             NY INS
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Six months      Year ended       Six months       Year ended
                                                                    ended 8/31/96       2/29/96      ended 8/31/96        2/29/96
----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                              $  4,692,787    $  8,950,610     $  9,439,618     $ 18,895,145
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                           (721,907)      1,772,126      (1,574,234)          973,136
 Net change in unrealized appreciation or depreciation
  of investments                                                      (3,219,365)      5,658,638      (8,205,201)       15,965,392
                                                                    ------------    ------------     -----------      ------------
  Net increase (decrease) in net assets from operations                  751,515      16,381,374        (339,817)       35,833,673
                                                                    ------------    ------------     -----------      ------------
 DISTRIBUTION TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                               (456,680)       (551,771)       (687,359)         (834,291)
  Class C                                                                (14,532)        (18,002)        (36,184)          (36,998)
  Class R                                                             (4,219,235)     (8,358,840)     (8,713,530)      (18,227,897)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                                      -               -               -           (51,671)
  Class C                                                                      -               -               -            (2,889)
  Class R                                                                      -               -               -          (861,604)
 In excess of net realized gains from investment
  transactions:
  Class A                                                                      -               -               -            (4,745)
  Class C                                                                      -               -               -              (265)
  Class R                                                                      -               -               -           (79,130)
                                                                    ------------    ------------     -----------      ------------
   Decrease in net assets from distributions
    to shareholders                                                   (4,690,447)     (8,928,613)     (9,437,073)      (20,099,490)
                                                                    ------------    ------------     -----------      ------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                              4,427,064      13,070,637       8,494,901        18,519,780
  Class C                                                                179,090         556,433         908,424         1,180,461
  Class R                                                              5,941,538      12,367,225       6,408,212        13,478,031
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                                282,829         358,186         479,970           621,995
  Class C                                                                  9,422          12,262          27,564            23,992
  Class R                                                              3,035,446       6,297,279       6,181,745        14,466,972
                                                                    ------------    ------------     -----------      ------------
                                                                      13,875,389      32,662,022      22,500,816        48,291,231
                                                                    ------------    ------------     -----------      ------------
 Cost of shares redeemed:
  Class A                                                             (1,135,431)     (1,336,675)     (2,494,898)       (2,316,785)
  Class C                                                               (109,321)        (23,961)        (29,363)         (153,831)
  Class R                                                             (7,922,987)    (20,329,583)    (20,689,673)      (44,754,684)
                                                                    ------------    ------------     -----------      ------------
                                                                      (9,167,739)    (21,690,219)    (23,213,934)      (47,225,300)
                                                                    ------------    ------------     -----------      ------------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                                  4,707,650      10,971,803        (713,118)        1,065,931
                                                                    ------------    ------------     -----------      ------------
   Net increase (decrease) in net assets                                 768,718      18,424,564     (10,490,008)       16,800,114
 Net assets at the beginning of period                               171,153,243     152,728,679     369,464,250       352,664,136
                                                                    ------------    ------------     -----------      ------------
 Net assets at the end of period                                    $171,921,961    $171,153,243    $358,974,242     $ 369,464,250
                                                                    ============    ============    ============     =============
 Balance of undistributed net investment income at end of period    $    129,158    $    126,818    $     61,993     $      59,448
                                                                    ============    ============    ============     =============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-------------------------------------------------------------------------------------------
                                                                            OH
-------------------------------------------------------------------------------------------
                                                               Six months       Year ended
                                                              ended 8/31/96       2/29/96
-------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                       $  4,825,360      $  9,415,389
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                      20,631           730,235
 Net change in unrealized appreciation or depreciation
  of investments                                               (4,467,205)        6,013,907
                                                             ------------      ------------
   Net increase (decrease) in net assets from operations          378,786        16,159,531
                                                             ------------      ------------
 DISTRIBUTION TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                        (381,797)         (435,348)
  Class C                                                         (51,835)          (62,605)
  Class R                                                      (4,412,572)       (8,957,352)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                              --                --
  Class C                                                              --                --
  Class R                                                              --                --
 In excess of net realized gains from investment
  transactions:
  Class A                                                              --                --
  Class C                                                              --                --
  Class R                                                              --                --

   Decrease in net assets from distributions                 ------------      ------------
    to shareholders                                            (4,846,204)       (9,455,305)
                                                             ------------      ------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                       4,778,935         8,850,862
  Class C                                                         600,657         1,260,641
  Class R                                                       3,222,271        10,592,955
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                         236,805           253,231
  Class C                                                          41,893            49,706
  Class R                                                       3,041,970         6,293,847
                                                             ------------      ------------
                                                               11,922,531        27,301,242
                                                             ------------      ------------
 Cost of shares redeemed:
  Class A                                                        (939,666)         (809,723)
  Class C                                                        (303,938)          (95,567)
  Class R                                                      (8,482,415)      (18,392,616)
                                                             ------------      ------------
                                                               (9,726,019)      (19,297,906)
                                                             ------------      ------------
  Net increase (decrease) in net assets derived from Fund
   share transactions                                           2,196,512         8,003,336
                                                             ------------      ------------
   Net increase (decrease) in net assets                       (2,270,906)       14,707,562
 Net assets at the beginning of period                        182,159,914       167,452,352
                                                             ------------      ------------
 Net assets at the end of period                             $179,889,008      $182,159,914
                                                             ============      ============
 Balance of undistributed net investment income at end
  of period                                                  $     47,872      $     68,716
                                                             ============      ============
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996


1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES

At August 31, 1996, the state Funds (the "Funds") covered in this report are Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California and California Insured Tax-Free Value Funds), Nuveen Tax-Free Bond Fund, Inc. (comprising the Nuveen Massachusetts, New York and Ohio Tax-Free Value Funds) and Nuveen Insured Tax-Free Bond Fund, Inc. (comprising the Nuveen Massachusetts and New York Insured Tax-Free Value Funds).

Additional state Funds covering other states may be established in the future. Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within its respective single state.

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuations during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At August 31, 1996, there were purchase commitments in California Special and New York Special of $14,264,059 and $3,993,255, respectively. There were no such purchase commitments in any of the other Funds.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Income Taxes

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Insurance

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds.

The California Insured, Massachusetts Insured and New York Insured Tax-Free Value Funds invest in municipal securities which are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible sales Charge Program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC'') of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" Shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996, other than occasional purchase of high quality synthetic money market securities which were held temporarily pending the reinvestment in long-term portfolio securities, if applicable.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                    2. FUND SHARES
                    Transactions in Fund shares were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                 CA                         CA INS
-----------------------------------------------------------------------------------------------------------------
                                                      Six months      Year ended    Six months     Year ended
                                                     ended 8/31/96      2/29/96    ended 8/31/96     2/29/96
-----------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                464,799         927,895      733,978      1,211,972
  Class C                                                  9,390          50,026       15,777         89,705
  Class R                                                580,220       2,165,620      497,294      1,177,751
 Shares issued to shareholders due to reinvestment
  of distributions:
  Class A                                                 18,361          16,682       21,816         23,441
  Class C                                                  1,126           1,279        1,259          1,594
  Class R                                                333,274         700,563      294,697        614,344
                                                     -----------     -----------  -----------    -----------
                                                       1,407,170       3,862,065    1,564,821      3,118,807
                                                     -----------     -----------  -----------    -----------
 Shares redeemed:
  Class A                                                (47,325)        (54,537)    (194,933)       (95,872)
  Class C                                                 (5,378)         (6,378)     (24,615)       (15,721)
  Class R                                             (1,050,886)     (2,990,150)  (1,130,785)    (2,088,697)
                                                     -----------     -----------  -----------    -----------
                                                      (1,103,589)     (3,051,065)  (1,350,333)    (2,200,290)
                                                     -----------     -----------  -----------    -----------
 Net increase (decrease)                                 303,581         811,000      214,488        918,517
                                                     ===========     ===========  ===========    ===========
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                 MA                         MA INS
-----------------------------------------------------------------------------------------------------------------
                                                      Six months      Year ended    Six months     Year ended
                                                     ended 8/31/96      2/29/96    ended 8/31/96     2/29/96
-----------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                159,489         356,285      163,097        339,891
  Class C                                                 18,480          51,779       17,150         34,914
  Class R                                                327,975         795,556      118,143        337,797
 Shares issued to shareholders due to reinvestment
  of distributions:
  Class A                                                  7,781           7,663        8,008         10,031
  Class C                                                  1,227             775        1,555          1,987
  Class R                                                146,996         303,251      105,572        211,766
                                                     -----------     -----------  -----------    -----------
                                                         661,948       1,515,309      413,525        936,386
                                                     -----------     -----------  -----------    -----------
 Shares redeemed:
  Class A                                                (27,819)        (44,057)     (53,729)       (40,197)
  Class C                                                 (3,275)         (3,523)      (3,314)        (3,095)
  Class R                                               (567,665)       (857,146)    (371,006)      (503,288)
                                                     -----------     -----------  -----------    -----------
                                                        (598,759)       (904,726)    (428,049)      (546,580)
                                                     -----------     -----------  -----------    -----------
 Net increase (decrease)                                  63,189         610,583      (14,524)       389,806
                                                     ===========     ===========  ===========    ===========
-----------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------
                                                                    NY                            NY INS
----------------------------------------------------------------------------------------------------------------------
                                                       Six months       Year ended      Six months      Year ended
                                                      ended 8/31/96      2/29/96       ended 8/31/96      2/29/96
----------------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                   426,261       1,261,309          823,705     1,778,309
  Class C                                                    17,304          53,367           88,040       113,081
  Class R                                                   570,480       1,182,028          619,746     1,291,786
 Shares issued to shareholders due to reinvestment of
  distributions:
  Class A                                                    27,155          34,236           46,305        59,314
  Class C                                                       902           1,167            2,661         2,279
  Class R                                                   290,584         603,620          596,091     1,387,801
                                                          ---------       ---------        ---------     ---------
                                                          1,332,686       3,135,727        2,176,548     4,632,570
                                                          ---------       ---------        ---------     ---------
 Shares redeemed:
  Class A                                                  (109,684)       (127,601)        (242,315)     (220,550)
  Class C                                                   (10,537)         (2,280)          (2,838)      (14,453)
  Class R                                                  (764,056)     (1,956,584)      (2,002,524)   (4,307,682)
                                                          ---------       ---------        ---------     ---------
                                                           (884,277)     (2,086,465)      (2,247,677)   (4,542,685)
                                                          ---------       ---------        ---------     ---------
 Net increase (decrease)                                    448,409       1,049,262          (71,129)       89,885
                                                          =========       =========        =========     =========
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                OH
--------------------------------------------------------------------------------
                                                     Six months    Year ended
                                                   ended 8/31/96     2/29/96
--------------------------------------------------------------------------------
 Shares sold:
  Class A                                                461,575      846,644
  Class C                                                 58,238      120,707
  Class R                                                312,443    1,015,491
 Shares issued to shareholders due to reinvestment
  of distributions:
  Class A                                                 22,774       24,156
  Class C                                                  4,045        4,767
  Class R                                                292,801      604,197
                                                       ---------    ---------
                                                       1,151,876    2,615,962
                                                       ---------    ---------
 Shares redeemed:
  Class A                                                (91,022)     (76,763)
  Class C                                                (29,520)      (9,130)
  Class R                                               (820,324)  (1,765,109)
                                                       ---------    ---------
                                                        (940,866)  (1,851,002)
                                                       ---------    ---------
 Net increase (decrease)                                 211,010      764,960
                                                       =========    =========
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


3. DISTRIBUTIONS TO SHAREHOLDERS
On September 9, 1996, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 1996, to shareholders of record on September 9, 1996, as follows:

--------------------------------------------------------
                          CA    CA INS    MA    MA INS
--------------------------------------------------------
 Dividend per share:
  Class A               $.0450  $.0440  $.0420  $.0430
  Class C                .0385   .0370   .0360   .0365
  Class R                .0475   .0460   .0440   .0450
                        ======  ======  ======  ======
--------------------------------------------------------

------------------------------------------------
                          NY    NY INS    OH
------------------------------------------------
 Dividend per share:
  Class A               $.0460  $.0430  $.0450
  Class C                .0395   .0365   .0380
  Class R                .0485   .0450   .0470
                        ======  ======  ======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended August 31, 1996, were as follows:

-------------------------------------------------------------------------------------------
                                            CA         CA INS          MA       MA INS
-------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities    $85,419,750  $59,283,685    $5,036,225   $ 955,210
 Temporary municipal investments         35,400,000   26,725,000     3,400,000   2,600,000

 SALES
 Investments in municipal securities     70,156,907   55,088,191     2,706,776     765,000
 Temporary municipal investments         33,600,000   34,025,000     5,300,000   3,000,000
                                        ===========   ==========     =========   =========
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            NY         NY INS          OH
--------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities    $42,461,671  $56,269,623   $21,086,235
 Temporary municipal investments          7,200,000   24,800,000     9,700,000

 SALES
 Investments in municipal securities     30,401,456   49,566,336    19,049,220
 Temporary municipal investments         10,300,000   31,800,000    10,500,000
                                        ===========  ===========   ===========
--------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


              At August 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

              At August 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

------------------------------------------------------------------
                        CA          CA INS      MA       MA INS
------------------------------------------------------------------
 Expiration year:
  1997               $       -     $      -   $      -  $ 59,693
  1999                       -            -          -    18,885
  2003                 765,306      341,931    275,030   172,689
  2004                       -            -    507,247    27,409
                     ---------     --------   --------  --------
   Total               765,306     $341,931   $782,277  $278,676
                     =========     ========   ========  ========
------------------------------------------------------------------

---------------------------------------
                        OH
---------------------------------------
 Expiration year:
  1997               $       -
  1999                       -
  2003                       -
  2004                 237,140
                     ---------
   Total             $ 237,140
                     =========
---------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1996, were as follows:

---------------------------------------------------------------------------------------------
                                     CA            CA INS            MA            MA INS
---------------------------------------------------------------------------------------------
 Gross unrealized:
   Appreciation                 $  8,810,811    $  9,982,504    $  4,334,755    $  3,594,172
   Depreciation                     (843,975)       (507,478)       (209,900)       (216,815)
                                ------------    ------------    ------------    ------------
 Net unrealized appreciation    $  7,966,836    $  9,475,026    $  4,124,855    $  3,377,357
---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                     NY            NY INS            OH
-----------------------------------------------------------------------------
 Gross unrealized:
   Appreciation                 $  6,807,214    $ 18,582,374    $  8,663,051
   Depreciation                     (963,299)     (1,233,457)       (490,168)
                                ------------    ------------    ------------
 Net unrealized appreciation    $  5,843,915    $ 17,348,917    $  8,172,883
-----------------------------------------------------------------------------

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

------------------------------------------------------
 Average daily net asset value         Management fee
------------------------------------------------------
 For the first $125,000,000                .55 of 1%
 For the next $125,000,000               .5375 of 1
 For the next $250,000,000                .525 of 1
 For the next $500,000,000               .5125 of 1
 For the next $1,000,000,000                .5 of 1
 For net assets over $2,000,000,000       .475 of 1
------------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of the California, Massachusetts, New York and

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


Ohio Tax-Free Value Funds, .80 of 1% of the average daily net asset value of the California Insured and New York Insured Tax-Free Value Funds, and .90 of 1% of the average daily net asset value of the Massachusetts Insured Tax-Free Value Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At August 31, 1996, each Fund had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                              CA           CA INS           MA            MA INS
-------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                         $221,479,459   $212,119,504   $ 77,593,003    $ 61,265,611
 Balance of undistributed net investment income               182,145        185,061         34,434           6,359
 Accumulated net realized gain (loss) from investment
  transactions                                             (1,591,391)    (1,012,952)      (883,497)       (278,676)
 Distributions in excess of net realized gains from
  investment transactions                                          --             --             --              --
 Net unrealized appreciation of investments                 7,966,836      9,475,026      4,124,855       3,377,357
                                                         ------------   ------------   ------------    ------------
  Net assets                                             $228,037,049   $220,766,639   $ 80,868,795    $ 64,370,651
                                                         ============   ============   ============    ============
 Authorized shares:
  Class A                                                  40,000,000     40,000,000    200,000,000     200,000,000
  Class C                                                  45,000,000     45,000,000    260,000,000     240,000,000
  Class R                                                  40,000,000     40,000,000     40,000,000      60,000,000
-------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
                                                               NY          NY INS          OH
---------------------------------------------------------------------------------------------------
 Capital paid-in                                         $166,021,360   $343,220,975   $171,884,762
 Balance of undistributed net investment income               129,158         61,993         47,872
 Accumulated net realized gain (loss) from investment
  transactions                                                (72,472)    (1,573,503)      (216,509)
 Distributions in excess of net realized gains from
  investment transactions                                          --        (84,140)            --
 Net unrealized appreciation of investments                 5,843,915     17,348,917      8,172,883
                                                         ------------   ------------   ------------
  Net assets                                             $171,921,961   $358,974,242   $179,889,008
                                                         ============   ============   ============
 Authorized shares:
  Class A                                                 200,000,000    200,000,000    200,000,000
  Class C                                                 220,000,000    200,000,000    220,000,000
  Class R                                                  80,000,000    100,000,000     80,000,000
 --------------------------------------------------------------------------------------------------

                                      75

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


8. INVESTMENT COMPOSITION

Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

-------------------------------------------------------------------------------
                                                    CA   CA INS     MA   MA INS
-------------------------------------------------------------------------------
 Revenue Bonds:
  Housing Facilities                                14%    10%      19%     2%
  Lease Rental Facilities                           14     16       --      --
  Health Care Facilities                            16     15       15      17
  Educational Facilities                            15      3       14      16
  Water/Sewer Facilities                             5      9        1       1
  Transportation                                     1      1        2       1
  Electric Utilities                                 8      6       --       3
  Pollution Control                                 --     --        2      --
  Other                                             16     19        1       1
 General Obligation Bonds                            1      4       22      39
 Escrowed Bonds                                     10     17       24      20
                                                   ---    ---      ---     ---
                                                   100%   100%     100%    100%
                                                   ===    ===      ===     ===





-----------------------------------------------------------------------
                                                   NY    NY INS     OH
-----------------------------------------------------------------------
 Revenue Bonds:
  Housing Facilities                                23%    18%       4%
  Lease Rental Facilities                           19      4        1
  Health Care Facilities                             4      8       17
  Educational Facilities                            13     10        4
  Water/Sewer Facilities                             3     11        8
  Transportation                                     1     11        4
  Electric Utilities                                --      1        2
  Pollution Control                                  3      2        6
  Other                                              8      3        1
 General Obligation Bonds                           13     17       38
 Escrowed Bonds                                     13     15       15
                                                   ---    ---      ---
                                                   100%   100%     100%
                                                   ===    ===      ===

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (42% for California, 100% for California Insured, 43% for Massachusetts, 100% for Massachusetts Insured, 22% for New York, 100% for New York Insured and 60% for Ohio). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (99% for California, 100% for California Insured, 100% for Massachusetts, 100% for Massachusetts Insured, 100% for New York, N/A for New York Insured and N/A for Ohio).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

9. OTHER MATTERS
The John Nuveen Company, parent of John Nuveen &Co. Incorporated and Nuveen Advisory Corp., respectively the distributor and investment adviser of your Fund, has entered into an agreement pursuant to which Nuveen will acquire Flagship Resources Inc. and consolidate their respective mutual fund businesses. This agreement is subject to the approval of the shareholders of the Flagship funds. As part of the consolidation of Flagship into Nuveen, the Board of Directors of the Nuveen Tax-Free Bond Fund has determined that it is in the best interests of the Nuveen New York and Ohio Tax-Free Value Funds to be reorganized and combined with Flagship's existing New York and Ohio funds after the Flagship funds have become a part of the Nuveen Fund family. These combinations are subject to the approval of the shareholders of both the affected Nuveen and Flagship Funds at shareholder meetings scheduled for December, 1996.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

---------------------------------------------------------------------------------------------------------------------------------
                                         Operating performance            Less distributions
                                   ----------------------------------------------------------------
                                                              Net
                                                     realized and   Dividends from
                         Net asset          Net   unrealized gain       tax-exempt   Distributions      Net asset   Total return
                   value beginning   investment       (loss) from   net investment            from   value end of   on net asset
                         of period       income     investments**           income   capital gains         period         value+
---------------------------------------------------------------------------------------------------------------------------------
 CA
---------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                 $ 10.580       $ .275           $ (.238)         $ (.267)        $   --        $ 10.350            .38%
 Year ended
  2/29/96                   10.100         .549++            .473            (.542)            --          10.580          10.36
 9/6/94 to
  2/28/95                   10.210         .270++           (.031)           (.275)          (.074)        10.100           2.52
 CLASS C
 Six months ended
  8/31/96                   10.580         .237             (.239)           (.228)            --          10.350            --
 Year ended
  2/29/96                   10.100         .470++            .474            (.464)            --          10.580           9.53
 9/16/94 to
  2/28/95                   10.040         .218++            .139            (.223)          (.074)        10.100           3.71
 CLASS R
 Six months ended
  8/31/96                   10.600         .283             (.221)           (.282)            --          10.380            .62
 Year ended
  2/29/96                   10.130         .575              .467            (.572)            --          10.600          10.54
 Year ended 2/28,
  1995                      10.740         .582             (.531)           (.587)          (.074)        10.130            .78
  1994                      10.850         .598             (.054)           (.596)          (.058)        10.740           5.08
  1993                      10.140         .633              .707            (.626)          (.004)        10.850          13.66
 8 months ended
  2/29/92                    9.920         .429              .218            (.427)            --          10.140           6.61
 Year ended 6/30,
  1991                       9.790         .639              .133            (.642)            --           9.920           8.16
  1990                       9.850         .641             (.058)           (.643)            --           9.790           6.14
  1989                       9.240         .649++            .610            (.649)            --           9.850          14.12
  1988                       9.280         .647++           (.040)           (.647)            --           9.240           6.87
  1987+++                    9.600         .652++           (.320)           (.652)            --           9.280           3.28
---------------------------------------------------------------------------------------------------------------------------------

See notes on page 90.

                                                                                    NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                   AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                 -----------------------------------------------------------------------------------------------------------------
                                             Ratio of            Ratio of              Ratio of              Ratio of
                                          expenses to      net investment              expenses        net investment
                       Net assets             average   income to average        to average net     income to average   Portfolio
                    end of period   net assets before   net assets before          assets after      net assets after    turnover
                   (in thousands)       reimbursement       reimbursement       reimbursement++       reimbursement++        rate
----------------------------------------------------------------------------------------------------------------------------------
 CA
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                $ 16,953                .95%*              5.17%*                 .95%*                5.17%*        31%
 Year ended
  2/29/96                  12,709               1.00                5.23                   .96                  5.27          36
 9/6/94 to
  2/28/95                   3,146               1.41*               5.40*                 1.00*                 5.81*         32
 CLASS C
 Six months ended
  8/31/96                     723               1.70*               4.43*                 1.70*                 4.43*         31
 Year ended
  2/29/96                     684               1.84                4.39                  1.71                  4.52          36
 9/16/94 to
  2/28/95                     200               2.41*               4.37*                 1.75*                 5.03*         32
 CLASS R
 Six months ended
  8/31/96                 210,362                .70*               5.43*                  .70*                 5.43*         31
 Year ended
  2/29/96                 216,390                .71                5.53                   .71                  5.53          36
 Year ended 2/28,
  1995                    208,080                .71                5.83                   .71                  5.83          32
  1994                    218,430                .73                5.47                   .73                  5.47          19
  1993                    183,215                .71                6.05                   .71                  6.05           5
 8 months ended
  2/29/92                 133,377                .67*               6.30*                  .67*                 6.30*         --
 Year ended 6/30,
  1991                    107,508                .69                6.48                   .69                  6.48          15
  1990                     78,704                .69                6.51                   .69                  6.51           8
  1989                     52,048                .77                6.77                   .75                  6.79          22
  1988                     29,640                .88                6.91                   .70                  7.09          48
  1987+++                  19,094               1.19                5.61                   .18                  6.62          17
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:



---------------------------------------------------------------------------------------------------------------------------
                                              Operating performance                Less distributions
                                         ------------------------------------------------------------------
                                                                       Net
                                                              realized and   Dividends from
                            Net Asset           Net        unrealized gain       tax-exempt    Distribution       Net asset
                      value beginning    investment            (loss) from   net investment            from    value end of
                            of period        income          investments**           income   capital gains          period
---------------------------------------------------------------------------------------------------------------------------
 CA INS
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                    $10.760        $  .271           $(.267)            $(.264)         $  --              $10.500
 Year ended
  2/29/96                     10.250           .530++           .505              (.525)            --               10.760
 9/6/94 to
  2/28/95                     10.220           .255++           .068              (.265)         (.028)              10.250
 CLASS C
 Six months ended
  8/31/96                     10.670           .223            (.251)             (.222)            --               10.420
 Year ended
  2/29/96                     10.150           .448++           .516              (.444)            --               10.670
 9/12/94 to
  2/28/95                     10.060           .210++           .123              (.215)         (.028)              10.150
 CLASS R
 Six months ended
  8/31/96                     10.740           .278            (.262)             (.276)            --               10.480
 Year ended
  2/29/96                     10.230           .556             .507              (.553)            --               10.740
 Year ended 2/28,
  1995                        10.670           .559            (.412)             (.559)         (.028)              10.230
  1994                        10.850           .560            (.101)             (.556)         (.083)              10.670
  1993                        10.010           .584             .871              (.579)         (.036)              10.850
 8 months ended
  2/29/92                      9.650           .401             .360              (.401)            --               10.010
 Year ended 6/30,
  1991                         9.480           .600             .176              (.606)            --                9.650
  1990                         9.630           .608            (.151)             (.607)            --                9.480
  1989                         9.020           .607             .610              (.607)            --                9.630
  1988                         8.980           .600++           .040              (.600)            --                9.020
  1987+++                      9.600           .630++          (.620)             (.630)            --                8.980
---------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Ratios/Supplemental data
                                 ---------------------------------------------------------------------------------------------------
                                                          Ratio of            Ratio of         Ratio of            Ratio of    Port-
                                                       expenses to      net investment         expenses      net investment    folio
                  Total return      Net assets             average   income to average   to average net   income to average    turn-
                  on net asset   end of period   net assets before   net assets before     assets after    net assets after    over
                         value   (in thousands)      reimbursement       reimbursement  reimbursement++     reimbursement++    rate
------------------------------------------------------------------------------------------------------------------------------------
 CA INS
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                 .07%         $ 22,728              .95%*              5.02%*            .95%*              5.02%*      26%
 Year ended
  2/29/96               10.32            17,250              .98                4.99              .97                5.00        38
 9/6/94 to
  2/28/95                3.33             4,753             1.24*               5.26*            1.05*               5.45*       25
 CLASS C
 Six months ended
  8/31/96                (.24)              936             1.70*               4.28*            1.70*               4.28*       26
 Year ended
  2/29/96                9.67             1,040             1.74                4.23             1.71                4.26        38
 9/12/94 to
  2/28/95                3.45               222             2.44*               4.05*            1.80*               4.69*       25
 CLASS R
 Six months ended
  8/31/96                 .18           197,102              .70*               5.28*             .70*               5.28*       26
 Year ended
  2/29/96               10.63           205,642              .70                5.29              .70                5.29        38
 Year ended 2/28,
  1995                   1.68           198,928              .70                5.60              .70                5.60        25
  1994                   4.27           208,115              .71                5.12              .71                5.12        14
  1993                  15.05           168,852              .75                5.72              .75                5.72         9
 8 months ended
  2/29/92                7.99           100,933              .64*               5.97*             .64*               5.97*        7
 Year ended 6/30,
  1991                   8.43            74,551              .68                6.26              .68                6.26        29
  1990                   4.93            50,625              .70                6.36              .70                6.36        13
  1989                  13.97            35,032              .82                6.52              .82                6.52        23
  1988                   7.44            22,394              .99                6.60              .82                6.77        31
  1987+++                (.13)           16,192             1.06                5.59              .17                6.48         4
------------------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------------
                                                Operating performance                 Less distributions
                                            ------------------------------     --------------------------------
                                                                       Net
                                                              realized and     Dividends from
                               Net asset           Net     unrealized gain         tax-exempt      Distribution         Net asset
                         value beginning    investment         (loss) from     net investment              from      value end of
                               of period        income       investments**             income     capital gains            period
-----------------------------------------------------------------------------------------------------------------------------------
 MA
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                         $9.940       $.263++             $ (.181)           $(.252)             $  --            $9.770
 Year ended
  2/29/96                          9.560        .513++                .388             (.521)                --             9.940
 9/6/94 to
  2/28/95                          9.540        .254++                .025             (.259)                --             9.560
 CLASS C
 Six months ended
  8/31/96                          9.890        .223++               (.177)            (.216)                --             9.720
 Year ended
  2/29/96                          9.510        .437++                .392             (.449)                --             9.890
 10/5/94 to
  2/28/95                          9.280        .188++                .254             (.212)                --             9.510
 CLASS R
 Six months ended
  8/31/96                          9.910        .267++               (.173)            (.264)                --             9.740
 Year ended
  2/29/96                          9.540        .537++                .378             (.545)                --             9.910
 Year ended 2/28,
  1995                             9.940        .541++               (.403)            (.538)                --             9.540
  1994                             9.910        .543++                .038             (.541)             (.010)            9.940
  1993                             9.210        .563++                .704             (.563)             (.004)            9.910
 3 months ended
  2/29/92                          9.130         .146                 .077             (.143)                               9.210
 Year ended 11/30,                                                                                           --
  1991                             8.760        .577++                .375             (.582)                --             9.130
  1990                             8.900        .587++               (.144)            (.583)                --             8.760
  1989                             8.600        .587++                .300             (.587)                --             8.900
  1988                             8.250        .581++                .350             (.581)                --             8.600
 12/10/86 to
  11/30/87                         9.600        .577++              (1.350)            (.577)                --             8.250
-----------------------------------------------------------------------------------------------------------------------------------

See notes on page 90.


                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                     AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Ratios/Supplemental data
                   -----------------------------------------------------------------------------------------------------------------
                                                          Ratio of           Retio of         Ratio of           Ratio of
                                                       expenses to     net investment         expenses     net investment
                   Total return      Net asset             average  income to average   to average net  income to average  Portfolio
                   on net asset  end of period   net assets before  net assets before     assets after   net assets after   turnover
                         value+  (in thousands)      reimbursement      reimbursement  reimbursement++    reimbursement++       rate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 CLASS A                   .85%         $ 5,576             1.01%*             5.20%*           1.00%*             5.21%*         3%
 Six months ended
  8/31/96                 9.62            4,290             1.17               5.04             1.00               5.21           6
 Year ended
  2/29/96                 3.05            1,067             1.87*              4.88*            1.00*              5.75*         17
 9/6/94 to
  2/28/95                  .49              787             1.76*              4.45*            1.75*              4.46*          3
 CLASS C
 Six months ended         8.87              638             2.24               3.96             1.75               4.45           6
  8/31/96
 Year ended               4.86              147             3.40*              3.46*            1.75*              5.11*         17
  2/29/96
 10/5/94 to
  2/28/95                  .98           74,506              .76*              5.45*             .75*              5.46*          3
 CLASS R
 Six months ended
  8/31/96                 9.80           76,773              .82               5.42              .75               5.49           6
 Year ended
  2/29/96                 1.64           71,568              .77               5.75              .75               5.77          17
 Year ended 2/28,         5.96           71,942              .81               5.32              .75               5.38           3
  1995                   14.21           53,231              .87               5.79              .75               5.91           5
  1994
  1993                    2.44           34,470              .71*              6.31*             .71*              6.31*          5
 3 months ended
  2/29/92                11.19           31,150              .77               6.37              .75               6.39          19
 Year ended 11/30,        5.21           20,829              .85               6.58              .75               6.68          23
  1991                   10.62           15,513             1.09               6.30              .75               6.64          31
  1990                   11.56            9,485             1.24               6.25              .75               6.74          55
  1989
  1988                   (8.19)           5,681             1.54*              5.30*             .37*              6.47*         34
 12/10/86 to
  11/30/87
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                               Operating performance                 Less distributions
                                             ---------------------------          --------------------------------
                                                                     Net
                                                            realized and          Dividends from
                        Net asset                Net     unrealized gain              tax-exempt      Distribution         Net asset
                  value beginning         investment         (loss) from          net investment              from      value end of
                        of period             income       investments**                  income     capital gains            period
------------------------------------------------------------------------------------------------------------------------------------
MAINS

------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                 $10.490            $  .261              $(.243)                 $(.258)    $    --                 $10.250
 Year ended
  2/29/96                  10.060               .512++              .433                   (.515)         --                  10.490
 9/6/94 to
  2/28/95                  10.030               .249++              .039                   (.258)         --                  10.060
 CLASS C
 Six months ended
  8/31/96                  10.470               .223               (.254)                  (.219)         --                  10.220
 Year ended
  2/29/96                  10.040               .434                .435                   (.439)         --                  10.470
 9/14/94 to
  2/28/95                   9.910               .202++              .137                   (.209)         --                  10.040
 CLASS R
 Six months ended
  8/31/96                  10.500               .270               (.250)                  (.270)         --                  10.250
 Year ended
  2/29/96                  10.060               .538                .445                   (.543)         --                  10.500
 Year ended 2/28,
  1995                     10.450               .545               (.386)                  (.549)         --                  10.060
  1994                     10.440               .537                  --                   (.527)         --                  10.450
  1993                      9.650               .551                .784                   (.545)         --                  10.440
 Year ended
  2/29/92                   9.360               .570                .301                   (.581)         --                   9.650
 Year ended 2/28,
  1991                      9.140               .568                .219                   (.567)         --                   9.360
  1990                      8.960               .571++              .178                   (.569)         --                   9.140
  1989                      9.030               .576++             (.070)                  (.576)         --                   8.960
 Year ended
  2/29/88                   9.540               .582++             (.510)                  (.582)         --                   9.030
 12/10/86 to
  2/28/87                   9.600               .131++             (.060)                  (.131)         --                   9.540
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 90.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Ratios/Supplemental data
                   -----------------------------------------------------------------------------------------------------------------
                                                          Ratio of           Ratio of         Ratio of          Ratio of
                                                       expenses to     net investment         expenses    net investment
                   Total return     Net assets             average  income to average   to average net  income to average  Portfolio
                   on net asset  end of period   net assets before  net assets before     assets after   net assets after   turnover
                         value+  (in thousands)      reimbursement      reimbursement  reimbursement++    reimbursement++       rate
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 CLASS A                   .20%         $ 6,369             1.03%*             4.99%*           1.03%*             4.99%*         1%
 Six months ended
  8/31/96                 9.59            5,291             1.09               4.92             1.07               4.94           1
 Year ended
  2/29/96                 2.99            1,956             1.36*              5.13*            1.15*              5.34*         10
 9/6/94 to
  2/28/95                 (.28)             847             1.78*              4.25*            1.78*              4.25*          1
 CLASS C
 Six months ended         8.80              706             1.81               4.20             1.81               4.20           1
  8/31/96
 Year ended               3.52              338             2.07*              4.41*            1.90*              4.58*         10
  2/29/96
 9/14/94 to                .22           57,155              .78*              5.24*             .78*              5.24*          1
  2/28/95
 CLASS R                  9.99           60,102              .81               5.21              .81               5.21           1
 Six months ended
  8/31/96                 1.77           57,137              .79               5.54              .79               5.54          10
 Year ended
  2/29/96                 5.22           58,255              .84               5.09              .84               5.09           3
 Year ended 2/28,
  1995                   14.28           47,098              .86               5.47              .86               5.47           2
  1994
  1993                    9.57           28,189              .72               5.93              .72               5.93           5
 Year ended
  2/29/92                 8.95           15,625              .85               6.19              .85               6.19           6
 Year ended 2/28,
  1991                    8.52            8,649             1.20               5.94              .97               6.17          15
  1990
  1989                    5.84            5,404             1.87               5.54              .97               6.44          41
 Year ended
  2/29/88                 1.14            4,895             1.75               5.37              .59               6.53          42
 12/10/86 to
  2/28/87                  .75            2,312             5.18*               .64*              --               5.82+         --
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------
                                                 Operating performance                Less distributions
                                           ------------------------------------------------------------------
                                                                    Net
                                                           realized and       Dividends from
                           Net asset              Net   unrealized gain           tax-exempt    Distributions       Net asset
                     value beginning       investment        (loss)from       net investment             from    value end of
                           of period           income     investments**               income    capital gains          period
-----------------------------------------------------------------------------------------------------------------------------
 NY
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                  $10.610           $  .282         $(.246)             $(.276)           $    --            $10.370
 Year ended
  2/29/96                   10.120              .555++         .487               (.552)                --             10.610
 9/6/94 to
  2/28/95                   10.230              .277++        (.067)              (.273)             (.047)            10.120
 CLASS C
 Six months ended
  8/31/96                   10.640              .239          (.242)              (.237)                --             10.400
 Year ended
  2/29/96                   10.110              .478++         .528               (.476)                --             10.640
 9/13/94 to
  2/28/95                   10.110              .231++         .038               (.222)             (.047)            10.110
 CLASS R
 Six months ended
  8/31/96                   10.640              .291          (.240)              (.291)                --             10.400
 Year ended
  2/29/96                   10.150              .582++         .490               (.582)                --             10.640
 Year ended 2/28,
  1995                      10.720              .579          (.529)              (.573)             (.047)            10.150
  1994                      10.610              .578++         .161               (.580)             (.049)            10.720
  1993                       9.880              .603++         .806               (.596)             (.081)            10.610
 3 months ended
  2/29/92                    9.820              .163           .053               (.156)                --              9.880
 Year ended 11/30,
  1991                       9.380              .629++         .441               (.630)                --              9.820
  1990                       9.560              .631++        (.181)              (.630)                --              9.380
  1989                       9.180              .633++         .380               (.633)                --              9.560
  1988                       8.760              .625++         .420               (.625)                --              9.180
 12/10/86 to
  11/30/87                   9.600              .612++        (.840)              (.612)                --              8.760
-----------------------------------------------------------------------------------------------------------------------------


See notes on page 90.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Ratios/Supplemental data
                                ----------------------------------------------------------------------------------------------------
                                                        Ratio of           Ratio of         Ratio of            Ratio of
                                                     expenses to     net investment         expenses      net investment
                 Total return     Net assets             average  income to average   to average net   income to average   Portfolio
                 on net asset  end of period   net assets before  net assets before     assets after    net assets after    turnover
                        value  (in thousands)      reimbursement      reimbursement  reimbursement++     reimbursement++        rate
------------------------------------------------------------------------------------------------------------------------------------
 NY
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96            .37%         $ 18,942            .96%*            5.29%*                .96%*           5.29%*              18%
 Year ended
  2/29/96          10.52            15,732           1.02              5.28                  .99             5.31                47
 9/6/94 to
  2/28/95           2.21             3,189           1.56*             5.31*                1.00*            5.87*               29
 CLASS C
 Six months ended
  8/31/96           (.01)              711           1.71*             4.54*                1.71*            4.54*               18
 Year ended
  2/29/96          10.13               646           1.99              4.29                 1.73             4.55                47
 9/13/94 to
  2/28/95           2.80                86           7.97*            (1.06)*               1.75*            5.16*               29
 CLASS R
 Six months ended
  8/31/96            .51           152,269            .71*             5.54*                 .71*            5.54*               18
 Year ended
  2/29/96          10.80           154,776            .76              5.55                  .74             5.57                47
 Year ended 2/28,
  1995               .75           149,454            .74              5.79                  .74             5.79                29
  1994              7.10           146,297            .78              5.30                  .75             5.33                15
  1993             14.79           107,146            .84              5.75                  .75             5.84                12
 3 months ended
  2/29/92           2.21            66,491            .75*             6.27*                 .75*            6.27*               16
 Year ended 11/30,
  1991             11.79            59,351            .79              6.46                  .75             6.50                19
  1990              4.92            44,347            .81              6.59                  .75             6.65                51
  1989             11.34            29,040            .98              6.40                  .75             6.63                85
  1988             12.20            14,975           1.09              6.55                  .75             6.89                71
 12/10/86 to
  11/30/87         (2.44)            8,239           1.38*             5.45*                 .37*            6.46*               20
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------
                                                  Operating performance               Less distributions
                                             -------------------------------    ------------------------------
                                                                         Net
                                                                realized and    Dividends from
                               Net asset            Net      unrealized gain        tax-exempt   Distributions      Net asset
                         value beginning     Investment           (loss)from    net investment            from   value end of
                               of period         imcome        investments**            income   capital gains         period
----------------------------------------------------------------------------------------------------------------------------
 NY INS
----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96                       $10.610        $  .266           $(.285)           $(.261)          $   --           $10.330
 Year ended
  2/29/96                        10.150           .521             .492             (.524)           (.029)***        10.610
 9/6/94 to
  2/28/95                        10.160           .253++           .037             (.260)           (.040)***        10.150
 CLASS C
 Six months ended
  8/31/96                        10.610           .226            (.284)            (.222)              --            10.330
 Year ended
  2/29/96                        10.120           .442             .524             (.447)           (.029)***        10.610
 9/13/94 to
  2/28/95                        10.030           .207++           .133             (.210)           (.040)***        10.120
 CLASS R
 Six months ended
  8/31/96                        10.610           .273            (.280)            (.273)              --            10.330
 Year ended
  2/29/96                        10.150           .548             .495             (.554)           (.029)***        10.610
 Year ended 2/28,
  1995                           10.630           .555            (.440)            (.555)           (.040)***        10.150
  1994                           10.620           .550             .035             (.543)           (.032)           10.630
  1993                            9.780           .566             .849             (.562)           (.013)           10.620
 Year ended
  2/29/92                         9.320           .590             .467             (.597)              --             9.780
 Year ended 2/28,
  1991                            9.250           .598             .068             (.596)              --             9.320
  1990                            9.060           .596             .190             (.596)              --             9.250
  1989                            9.100           .593++          (.040)            (.593)              --             9.060
 Year ended
  2/29/88                         9.830           .606++          (.730)            (.606)              --             9.100
 12/10/86 to
  2/28/87                         9.600           .130++           .230             (.130)              --             9.830
----------------------------------------------------------------------------------------------------------------------------

See notes on page 90.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


------------------------------------------------------------------------------------------------------------------------------------
                                                                  Ratios/Supplemental data
                             -------------------------------------------------------------------------------------------------------
                                                     Ratios of            Ratio of         Ratio of            Ratio of
                                                   expenses to      net investment      expenses to      net investment
               Total return     Net assets             average   income to average      average net   income to average   Portfolio
               on net asset  end of period   net assets before   net assets before     assets after    net assets after    turnover
                     value+  (in thousands)      reimbursement       reimbursement  reimbursement++     reimbursement++        rate
-----------------------------------------------------------------------------------------------------------------------------------
 NY INS
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96          (.15)%       $ 30,575            .94%*             5.00%*               .94%*            5.00%*           14%
 Year ended
  2/29/96         10.19           24,747            .93               4.97                 .93              4.97             17
 9/6/94 to
  2/28/95          3.01            7,258           1.13*              5.33*               1.05*             5.41*            11
 CLASS C
 Six months ended
  8/31/96          (.53)           2,241           1.69*              4.25*               1.69*             4.25*            14
 Year ended
  2/29/96          9.71            1,369           1.69               4.21                1.69              4.21             17
 9/13/94 to
  2/28/95          3.53              285           2.32*              4.13*               1.80*             4.65*            11
 CLASS R
 Six months ended
  8/31/96          (.03)         326,158            .69*              5.25*                .69*             5.25*            14
 Year ended
  2/29/96         10.51          343,348            .67               5.26                 .67              5.26             17
 Year ended 2/28,
  1995             1.37          345,121            .65               5.57                 .65              5.57             11
  1994             5.57          388,176            .68               5.11                 .68              5.11              5
  1993            14.96          314,877            .73               5.56                 .73              5.56              6
 Year ended
  2/29/92         11.66          167,048            .69               6.08                 .69              6.08              4
 Year ended 2/28,
  1991             7.61           80,484            .73               6.46                 .73              6.46             13
  1990             8.75           40,372            .85               6.35                 .85              6.35             30
  1989             6.37           20,206           1.05               6.50                 .97              6.58             62
 Year ended
  2/29/88          (.85)          14,078           1.12               6.22                 .61              6.73             36
 12/10/86 to
  2/28/87          3.76            5,177           3.19*              1.78*                 --              4.97*            --
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-------------------------------------------------------------------------------------------------------------------------
                                             Operating performance               Less distributions
                                     ---------------------------------------------------------------------
                                                                  Net
                                                         realized and     Dividends from
                        Net asset           Net       unrealized gain         tax-exempt     Distributions      Net asset
                  value beginning    investment           (loss) from     net investment              from   value end of
                        of period        income         investments**             income     capital gains         period
-------------------------------------------------------------------------------------------------------------------------
 OH
-------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96               $10.600        $  .274           $(.264)               $(.270)       $       --           $10.340
 Year ended
  2/29/96                10.200           .538++           .404                 (.542)               --            10.600
 9/6/94 to
  2/28/95                10.160           .266++           .087                 (.272)            (.041)           10.200
 CLASS C
 Six months ended
  8/31/96                10.550           .231            (.263)                (.228)               --            10.290
 Year ended
  2/29/96                10.160           .458++           .395                 (.463)               --            10.550
 9/15/94 to
  2/28/95                10.070           .219++           .133                 (.221)            (.041)           10.160
 CLASS R
 Six months ended
  8/31/96                10.580           .280            (.258)                (.282)               --            10.320
 Year ended
  2/29/96                10.180           .563++           .403                 (.566)               --            10.580
 Year ended 2/28,
  1995                   10.610           .568            (.388)                (.569)            (.041)           10.180
  1994                   10.580           .570++           .087                 (.565)            (.062)           10.610
  1993                    9.870           .595++           .728                 (.589)            (.024)           10.580
 3 months ended
  2/29/92                 9.770           .154             .126                 (.153)            (.027)            9.870
 Year ended 11/30,
  1991                    9.530           .619             .287                 (.624)            (.042)            9.770
  1990                    9.550           .624             .003                 (.624)            (.023)            9.530
  1989                    9.040           .629++           .510                 (.629)               --             9.550
  1988                    8.610           .626++           .430                 (.626)               --             9.040
 12/10/86 to
  11/30/87                9.600           .600++          (.990)                (.600)               --             8.610
-------------------------------------------------------------------------------------------------------------------------

  *  Annualized.
 **  Net of taxes, if applicable (note 1).
*** The amounts shown include distributions in excess of capital gains of $.0024 per share for the year ended 2/29/96 and $.0015 per share for the period ended 2/28/95.

  + Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable front-end sales charges. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any front-end or contingent deferred sales charges.

 ++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (note 6).

+++ Shares in the California and California Insured Funds were first offered for sale on 7/1/86.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                   Ratios/Supplemental data
                                --------------------------------------------------------------------------------------------------
                                                         Ratio of            Ratio of         Ratio of            Ratio of   Port-
                                                      expenses to      net investment         expenses      net investment   folio
                 Total return      Net assets             average   income to average   to average net   income to average   turn-
                 on net asset   end of period   net assets before   net assets before     assets after    net assets after    over
                       value+  (in thousands)       reimbursement       reimbursement  reimbursement++     reimbursement++    rate

----------------------------------------------------------------------------------------------------------------------------------
 OH
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
  8/31/96             .12%        $ 16,654              .97%*              5.13%*             .97%*              5.13%*        11%
 Year ended
  2/29/96            9.43           12,904             1.03                5.08               .98                5.13          33
 9/6/94 to
  2/28/95            3.63            4,320             1.27*               5.40*             1.00*               5.67*         28
 CLASS C
 Six months ended
  8/31/96            (.29)           2,448             1.72*               4.38*             1.72*               4.38*         11
 Year ended
  2/29/96            8.55            2,163             1.75                4.36              1.73                4.38          33
 9/15/94 to
  2/28/95            3.63              901             2.09*               4.58*             1.75*               4.92*         28
 CLASS R
 Six months ended
  8/31/96             .23          160,787              .72*               5.39*              .72*               5.39*         11
 Year ended
  2/29/96            9.70          167,092              .76                5.38               .74                5.40          33
 Year ended 2/28,
  1995               1.99          162,231              .73                5.70               .73                5.70          28
  1994               6.30          167,448              .75                5.28               .75                5.28           9
  1993              13.88          133,797              .84                5.77               .75                5.86          13
 3 months ended
  2/29/92            2.87           90,121              .70*               6.16*              .70*               6.16*          3
 Year ended 11/30,
  1991               9.84           81,649              .71                6.37               .71                6.37          16
  1990               6.86           56,887              .74                6.61               .74                6.61          38
  1989              12.97           37,714              .82                6.59               .75                6.66          66
  1988              12.56           20,144              .98                6.71               .75                6.94          55
 12/10/86 to
  11/30/87          (4.10)           9,135             1.33*               5.59*              .39*               6.53*         26
----------------------------------------------------------------------------------------------------------------------------------

                                                           For nearly 100 years,
                                                           Nuveen has earned its
                                                 reputation as a tax-free income
                                                       specialist by focusing on
                                                                 municipal bonds



                             [PHOTO APPEARS HERE]

Your
investment
partners


Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[LOGO OF NUVEEN]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286                                    VSA-2-8.96
                                                                [RECYCLE LOGO]

                                                                  [NUVEEN LOGO]


                                                       [PHOTO APPEARS HERE]
Nuveen Tax-Free

Money Market Funds

Dependable tax-free
income for generations

TAX-FREE RESERVES

CALIFORNIA

MASSACHUSETTS

NEW YORK

SEMIANNUAL REPORT/AUGUST 31, 1996

                                       CONTENTS
                                    3  Dear shareholder
                                    5  Answering your questions
                                    7  Fund performance
                                    9  Portfolio of investments
                                   23  Statement of net assets
                                   24  Statement of operations
                                   28  Statement of changes in net assets
                                   35  Notes to financial statements
                                   40  Financial highlights

Dear
shareholder

[PHOTOGRAPH]

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen Tax-Free Money Market Funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of providing quality investments through prudent management. Our goal is to help our shareholders meet their investment needs with a full range of investment choices. In money market funds we continue to focus on attractive levels of income, diversification, and daily liquidity, with the knowledge that these funds play an integral role in helping you reach your investment goals.

  In contrast to 1994 and early 1995, when the Federal Reserve made an unprecedented series of seven increases in short-term interest rates, the Fed has reacted to low inflation and moderate economic expansion over the past year by making only three moves since July 1995, each one a rate reduction. While overall yields on money market funds this year are lower than last year's, reflecting this generally lower interest rate environment, the tax-free money market funds offered by Nuveen still provide solid yields when compared to taxable investments for investors in higher tax brackets.

"Nuveen money market funds continue to play an integral role in helping you reach your investment goals."

  As of August 31, 1996, the seven-day annualized yield for the money market funds covered in this report ranged from 2.86% to 3.03%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 4.47% on taxable alternatives. For the state money market funds, the addition of state taxes increases the advantage provided by tax-free municipal bond funds, raising the required taxable-equivalent yield to a range of 4.87% to 5.22%.

  I would also like to take this opportunity to share with you the news of some recent developments that will give Nuveen more flexibility to meet expanded investor needs for capital preservation, current income, and future growth. For nearly 100 years, we have offered products and services designed for the prudent investor, services that have grown over the years as a natural extension of our expertise in municipal bonds.

  In November, Nuveen will introduce the Nuveen Growth and Income Stock Fund, designed to provide a high-quality equity complement to our current municipal bond funds. The fund will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago that shares Nuveen's values and investment management style. Tailor-made to address the needs of many Nuveen investors, the fund can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In addition, Nuveen plans to acquire Flagship Resources, Inc., a fixed-income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. In January 1997, the tax-exempt mutual fund activities of Flagship and Nuveen expect to be merged, enabling us to offer more than 40 municipal bond funds, the broadest selection available in the U.S. Intermediate and limited term national funds as well as product offerings in 24 states will provide more tax-free options to match investors' individual needs.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your
questions

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market.

How did the municipal market perform over the past year?

Unlike the prior two years, 1996's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, this year has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid taxable-equivalent yields and opportunities to purchase bonds with strong credit quality.

What has been Nuveen's investment approach during this period?

Nuveen continues to look for opportunities to capture attractive yields in different market sectors and over many types of securities, including tax-free variable rate demand notes, tax and revenue anticipation notes, commercial paper, and selected certificates of participation.

[PHOTOGRAPH]

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market.

How do short-term funds fit into a diversified portfolio?

  Money market fund investors receive attractive income along with share price stability, daily liquidity, and investment convenience. These short-term instruments provide a valuable balance in portfolios with other long-term holdings and give investors easy access to funds and the flexibility of checkwriting.

What is your outlook for the municipal market?

A look at the current economy shows a combination of factors that historically bode well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years. The Federal Reserve's decision to stand pat on short-term rates since January indicates that it believes inflation is under control. The economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply. Fading worries about tax reform--and the potential effect of a flat tax proposal--have resulted in increased demand for tax-free products.

NUVEEN TAX-FREE
RESERVES, INC.

Tax-Free Reserves

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 4.56% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.52
10/95           3.30
11/95           3.23
12/95           3.95
 1/96           2.93
 2/96           2.75
 3/96           2.80
 4/96           3.16
 5/96           3.05
 6/96           2.93
 7/96           2.96
 8/96           2.92

-------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             2.92%

Taxable-equialent yield on NAV*            4.56%

Federal tax rate                           36.0%

Total net assets ($000)                  304,968
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
 *An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.


NUVEEN CALIFORNIA TAX-FREE
MONEY MARKET FUND

California

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 5.22% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.69
10/95           3.40
11/95           3.28
12/95           4.33
 1/96           2.97
 2/96           2.85
 3/96           2.88
 4/96           3.34
 5/96           3.20
 6/96           2.93
 7/96           3.11
 8/96           3.00

-------------------------------------------------
 FUND HIGHLIGHTS  8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             3.03%

Taxable-equivalent yield on NAV*           5.22%

Combined state and federal tax rate        42.0%

Total net assets ($000)                  202,703
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
*An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.

NUVEEN MASSACHUSETTS TAX-FREE
MONEY MARKET FUND

Massachusetts

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 5.06% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.44
10/95           3.24
11/95           3.10
12/95           3.76
 1/96           2.88
 2/96           2.77
 3/96           2.78
 4/96           3.19
 5/96           3.03
 6/96           2.80
 7/96           2.95
 8/96           2.86

-------------------------------------------------
 FUND HIGHLIGHTS    8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             2.86%

Taxable-equivalent yield on NAV*           5.06%

Combined state and federal tax rate        43.5%

Total net assets ($000)                   70,971
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
*An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.

NUVEEN NEW YORK TAX-FREE
MONEY MARKET FUND

New York

Shareholders enjoyed attractive tax-free dividends over the past 12 months even though the Fund's 7-day annualized yield fell during the period. On an after-tax basis, the 7-day yield was 4.87% as of August 31, 1996.

[GRAPH APPEARS HERE]

 9/95           3.46
10/95           3.26
11/95           3.22
12/95           4.12
 1/96           2.92
 2/96           2.75
 3/96           2.79
 4/96           3.31
 5/96           3.13
 6/96           2.85
 7/96           2.96
 8/96           2.90

-------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------
Current 7-day SEC yield on NAV             2.90%

Taxable-equivalent yield on NAV*           4.87%

Combined state and federal tax rate        40.5%

Total net asset ($000)                    29,157
-------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.
*An investor subject to the indicated income tax rate would need to receive this return from a fully taxable investment to equal the stated 7-day annualized yield on NAV.


PORTFOLIO OF INVESTMENTS                                             NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                               AUGUST 31, 1996

NUVEEN TAX-FREE RESERVES, INC.

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               ALABAMA--2.7%
$  8,200,000   The Medical Clinic Board of the City of Birmingham--UAHSF,
                Medical Clinic Review Bonds, UAHSF Series 1991,
                Variable Rate Demand Bonds, 3.850%, 12/01/26+                                        A-1+    $  8,200,000
-------------------------------------------------------------------------------------------------------------------------
               ARIZONA--7.0%
   7,000,000   The Industrial Development Authority of the County of Apache
                (Arizona), Pollution Control Revenue Bonds, 1981 Series B (Tucson
                Electric Power Company Project), Variable Rate Demand Bonds,
                3.550%, 10/01/21+                                                                  VMIG-1       7,000,000
   1,800,000   Maricopa County, Arizona, Pollution Control Corporation, Pollution
                Control Revenue Refunding Bonds (Arizona Public Service
                Company Palo Verde Project), 1994 Series F, Variable Rate
                Demand Bonds, 3.750%, 5/01/29+                                                       A-1+       1,800,000
  12,600,000   City of Mesa Municipal Development Corporation, Special Tax Updates
                Bonds, Series 1985, Commercial Paper, 3.500%, 11/21/96                             VMIG-1      12,600,000
-------------------------------------------------------------------------------------------------------------------------
               ARKANSAS--1.0%
   3,000,000   Board of Trustees of the University of Arkansas, Various Facility
                Revenue Bonds (UAMS Campus), Series 1994,
                Variable Rate Demand Bonds, 3.550%, 12/01/19+                                      VMIG-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA--1.7%
   5,000,000   California School Cash Reserve Program Authority, 1996 Pool Bonds
                Series A, Note, 4.750%, 7/02/97                                                     MIG-1       5,034,033
-------------------------------------------------------------------------------------------------------------------------
               DELAWARE--3.8%
  11,572,500   New Castle County, Delaware, Economic Development Revenue
                Refunding Bonds (Henderson/McGuire Partners Project), Series 1993,
                Variable Rate Demand Bonds, 3.550%, 8/15/20+                                          A-1      11,572,500
-------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA--2.1%
   6,400,000   District of Columbia (Washington, D.C.), General Obligation General
                Fund Recovery Bonds, Series 1991B, Variable Rate Demand
                Bonds, 3.950%, 6/01/03+                                                            VMIG-1       6,400,000
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA--5.5%
   1,400,000   Florida Housing Finance Authority, Multi-Family Housing Revenue
                Refunding Bonds, 1989 Series E (Fairmont Oaks Project),
                Variable Rate Demand Bonds, 3.700%, 4/01/26+                                          A-1       1,400,000
   4,210,000   Florida Municipal Power Agency, Initial Pooled Loan Project, Series A,
                Commercial Paper Notes, 3.550%, 9/20/96                                               A-1       4,210,000
   3,100,000   Pasco County Housing Finance Authority, Multi-Family Housing
                Revenue Bonds (Carlton Arms of Magnolia Valley Project),
                Series 1985, Variable Rate Demand Bonds, 3.625%, 12/01/07+                         VMIG-1       3,100,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA (CONTINUED)
$  4,800,000   Sarasota County Public Hospital District, Hospital Revenue Bonds
                (Sarasota Memorial Hospital Project), Series C,
                Commercial Paper, 3.750%, 9/16/96                                                     A-1    $  4,800,000
   3,300,000   Sunshine State Governmental Financing Commission, Revenue Bonds,
                Series 1986, Commercial Paper, 3.550%, 9/17/96                                     VMIG-1       3,300,000
-------------------------------------------------------------------------------------------------------------------------
               GEORGIA--4.4%
   3,400,000   Municipal Gas Authority of Georgia, Gas Revenue Bonds (Transco
                Portfolio I Project), Series B, Commercial Paper, 3.650%, 10/11/96                 VMIG-1       3,400,000
  10,000,000   Fulco Hospital Authority, Revenue Anticipation Certificates (St. Joseph's
                Hospital of Atlanta Project), Series 1989, Commercial Paper,
                3.500%, 11/27/96                                                                   VMIG-1      10,000,000
-------------------------------------------------------------------------------------------------------------------------
               HAWAII--0.9%
   2,600,000   Hawaii State Department of Budget and Finance, Special Purpose
                Floating Rate Demand Bonds (Adventist Health System),
                Variable Rate Demand Bonds, 3.800%, 9/01/99+                                          A-1       2,600,000
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS--11.3%
   7,000,000   Illinois Development Finance Authority, Pollution Control Revenue
                Bonds (Diamond-Star Motors Corporation Project), Series 1985,
                Variable Rate Demand Bonds, 3.850%, 12/01/08+                                         P-1       7,000,000
   6,000,000   Illinois Educational Facilities Authority, Adjustable Demand Revenue
                Bonds, Shedd Aquarium Society, Series 1987B, Commercial Paper,
                3.600%, 12/04/96                                                                   VMIG-1       6,000,000
   3,300,000   Illinois Health Facilities Authority, Series 1985 (Condell Memorial
                Hospital), Variable Rate Demand Bonds, 3.750%, 11/01/05+                           VMIG-1       3,300,000
   5,000,000   Illinois Health Facilities Authority, Adjustable Demand Revenue
                Bonds, Series 1991 (Victory Health Services Project), Commercial
                Paper, 3.600%, 9/19/96                                                             VMIG-1       5,000,000
   6,500,000   City of Chicago, General Obligation Tender Notes, Series 1995A,
                Note, 3.650%, 10/31/96                                                             VMIG-1       6,500,000
   1,000,000   Chicago O'Hare International Airport (American Airlines), Variable
                Rate Demand Bonds, 3.750%, 12/01/17+                                                  P-1       1,000,000
   5,700,000   Decatur Water Revenue Bonds (New South Water Treatment), Series
                1985, Commercial Paper, 3.550%, 9/10/96                                            VMIG-1       5,700,000
-------------------------------------------------------------------------------------------------------------------------
               INDIANA--3.1%
   6,000,000   Indianapolis Economic Development Refunding Revenue
                (Yellow Freight), Commercial Paper, 4.500%, 1/15/97                                   N/R       6,000,000
   3,500,000   The Metropolitan School District of Washington Township, Marion
                County, Indiana, Temporary Loan Warrants, 1996 Second Series,
                Note, 4.100%, 12/31/96                                                                N/R       3,502,252
-------------------------------------------------------------------------------------------------------------------------


                                                                     NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               IOWA--2.9%
$  6,000,000   Iowa School Corporations, Warrant Certificates, Series 1996-97
                Series A, Note, 4.750%, 6/27/97                                                     MIG-1    $  6,037,796
   2,900,000   City of Eddyville, Iowa, Industrial Development Revenue Bonds
                (Heartland Lysine Inc., Project), Variable Rate Demand Bonds,
                3.950%, 11/01/03+                                                                     N/R       2,900,000
-------------------------------------------------------------------------------------------------------------------------
               KENTUCKY--3.6%
   2,000,000   Kentucky Governmental Agencies, 1996 Cash Flow Borrowing
                Program, Certificates of Participation, Tax and Revenue
                Anticipation Notes, 4.300%, 6/30/97                                                   N/R       2,002,363
   9,005,000   Hancock County, Kentucky, Industrial Building Revenue Refunding
                Bonds (Southwire Company Project), Series 1990, Variable Rate
                Demand Bonds, 4.000%, 7/01/10+                                                        N/R       9,005,000
-------------------------------------------------------------------------------------------------------------------------
               LOUISIANA--5.3%
   9,100,000   Louisiana Recovery District, Sales Tax Bonds, Series 1988, Variable
                Rate Demand Bonds, 3.850%, 7/01/97+                                                VMIG-1       9,100,000
   4,000,000   Parish of West Feliciana, State of Louisiana, Multiple Rate Demand
                Pollution Control Revenue Bonds (Gulf States Utilities Company
                Project), Series 1985D, Variable Rate Demand Bonds, 3.850%, 12/01/15+              VMIG-1       4,000,000
   3,000,000   Parish of West Feliciana, State of Louisiana, Multiple Rate Demand
                Pollution Control Revenue Bonds (Gulf States Utilities Company
                Project), Series 1986, Variable Rate Demand Bonds, 3.850%, 4/01/16+                VMIG-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS--1.6%
   5,000,000   Town of Mashpee, Massachusetts, Bond Anticipation Notes,
                3.750%, 2/07/97                                                                       N/R       5,003,128
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN--3.1%
   7,100,000   Michigan Job Development Authority, Limited Obligation Revenue
                Bond (Frankenmuth Bavarian Inn Motor Lodge Project), Series A,
                Variable Rate Demand Bonds, 4.000%, 9/01/15+                                          A-1       7,100,000
   1,000,000   State of Michigan, Full Faith and Credit General Obligation Notes,
                4.000%, 9/30/96                                                                     MIG-1       1,000,307
   1,370,000   The Economic Development Corporation of the City of Warren, MaComb
                County, Michigan, Floating Rate Limited Obligation Revenue Bonds
                (The Prince Company, Inc., Michigan Division Project), Series A,
                Variable Rate Demand Bonds, 3.900%, 11/01/99+                                         P-1       1,370,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               MINNESOTA--2.9%
$  6,330,000   City of Bloomington, Minnesota, Floating Rate Demand, Commercial
                Revenue Bonds (James Avenue Associates Project), Series 1985,
                Variable Rate Demand Bonds, 3.550%, 12/01/15+                                        A-1+    $  6,330,000
   2,500,000   Housing and Redevelopment Authority of the City of Saint Paul, Variable
                Rate Demand Purchase, District Heating Revenue Bonds,
                1982 Series A, Variable Rate Demand Bonds, 3.800%, 12/01/12+                          A-1       2,500,000
-------------------------------------------------------------------------------------------------------------------------
               MISSOURI--3.0%
               State Environmental Improvement and Energy Resources Authority,
                Unit Priced Demand Adjustable Pollution Control Revenue Bonds,
                Series 1985A (Union Electric Company), Commercial Paper:
   5,600,000    3.625%, 10/17/96                                                                   VMIG-1       5,600,000
   3,600,000    3.500%, 11/15/96                                                                   VMIG-1       3,600,000
-------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE--2.3%
   7,000,000   New Hampshire Higher Educational and Health Facilities Authority,
                Revenue Bonds, Hunt Community Issue, Series 1996, Variable Rate
                Demand Bonds, 3.650%, 5/01/26+                                                        A-1       7,000,000
-------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA--3.9%
   2,400,000   The Wake County Industrial Facilities and Pollution Control Financing
                Authority, Pollution Control Refunding Bonds (Carolina Power and Light
                Company Project), Series 1990B, Commercial Paper, 3.850%, 9/27/96                     P-1       2,400,000
   6,630,000   The Wake County Industrial Facilities and Pollution Control Financing
                Authority, Pollution Control Refunding Bonds (Carolina Power and Light
                Company Project), Series 1990A, Commercial Paper, 3.700%, 10/16/96                    P-1       6,630,000
   3,000,000   The Wake County Industrial Facilities and Pollution Control Financing
                Authority, Pollution Control Refunding Bonds (Carolina Power and Light
                Company Project), Series 1985C, Commercial Paper, 3.600%, 10/01/15                 VMIG-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               OHIO--10.5%
   3,100,000   Ohio School Districts, 1996 Cash Flow Borrowing Program, Certificates
                of Participation, Revenue Anticipation Notes of Certain Ohio School
                Districts, Series B, Notes, 4.530%, 6/30/97                                         MIG-1       3,113,057
   8,800,000   Centerville Health Care Variable Rate Demand Health Care Revenue
                Bonds (Bethany Lutheran Village Continuing Care Facilities
                Expansion Project), Variable Rate Demand Bonds, 3.700%, 5/01/08+                   VMIG-1       8,800,000
   4,000,000   Port Authority of Cincinnati and Hamilton County, Daily Adjustable
                Economic Development Revenue Bonds (Kenwood Office Associates
                Project), Series 1985, Variable Rate Demand Bonds, 3.950%, 9/01/25+                   A-1       4,000,000
   3,795,000   County of Franklin, Floating Rate Demand, Hospital Financing Revenue
                Bonds, Series 1993 (Traditions at Mill Run Project), Variable Rate
                Demand Bonds, 3.650%, 11/01/14+                                                       N/R       3,795,000
-------------------------------------------------------------------------------------------------------------------------


                                                                     NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               OHIO (CONTINUED)
$  2,000,000   Greater Cleveland Regional Transit Authority, General Obligation
                (Limited Tax), Capital Improvement Bond Anticipation Notes,
                Series 1996, Note, 3.900%, 10/17/96                                                 MIG-1    $  2,001,109
   1,880,000   County of Hamilton, Adjustable Rate Demand, Healthcare Revenue
                Bonds, Series 1995 (Community Limited Care Dialysis Center Project),
                Variable Rate Demand Bonds, 3.550%, 9/01/05+                                          N/R       1,880,000
   8,300,000   County of Montgomery, Ohio, Variable Rate Hospital Facilities Revenue
                Bonds (Miami Valley Hospital), 1985 Series C, Commercial Paper,
                3.300%, 9/24/96                                                                    VMIG-1       8,300,000
-------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA--1.1%
   3,250,000   The Pennsylvania State University Notes, Series of 1996, Note,
               4.250%, 4/04/97                                                                      MIG-1       3,263,840
-------------------------------------------------------------------------------------------------------------------------
               TENNESSEE--4.4%
   6,800,000   The Public Building Authority of the City of Clarksville, Adjustable Rate
                Pooled Financing, Revenue Bonds, Series 1994 (Tennessee Municipal
                Bond Fund), Variable Rate Demand Bonds, 3.550%, 6/01/24+                              A-1       6,800,000
   3,500,000   The Industrial Development Board of the County of Jackson, Variable
                Rate Industrial Development Demand Revenue Bonds (Esselte Project),
                Series 1985B, Variable Rate Demand Bonds, 3.850%, 8/01/15+                            N/R       3,500,000
   3,000,000   The Public Building Authority of the County of Montgomery,
                Adjustable Rate Pooled Financing Revenue Bonds, Series 1985
                (Tennessee County Loan Pool), Variable Rate Demand Bonds,
                3.550%, 3/01/25+                                                                      A-1       3,000,000
-------------------------------------------------------------------------------------------------------------------------
               TEXAS--4.4%
   7,500,000   Guadalupe-Blanco River Authority, Pollution Control Revenue
                Refunding Bonds (Central Power and Light Company Project),
                Series 1995, Variable Rate Demand Bonds, 3.850%, 11/01/15+                         VMIG-1       7,500,000
   6,000,000   North Central Texas Health Facilities Development Corporation,
                Hospital Revenue Bonds, Series 1985-B (Methodist Hospitals of
                Dallas), Variable Rate Demand Bonds, 3.750%, 10/01/15+                                A-1       6,000,000
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA--2.9%
   3,000,000   Industrial Development Authority of Albemarle County, Variable Rate
                Health Services Revenue Bonds (The University of Virginia Health
                Services Foundation), Series 1996, Variable Rate Demand Bonds,
                3.600%, 2/01/26+                                                                      A-1       3,000,000
   2,600,000   Industrial Development Authority of the City of Norfolk, Floating Rate,
                Industrial Development Revenue Bonds (Norfolk-Virginia Beach-
                Portsmouth MSA Limited Partnership Project), Variable Rate
                Demand Bonds, 5.363%, 11/01/04+                                                       N/R       2,600,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN TAX-FREE RESERVES, INC.--CONTINUED


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA (CONTINUED)
$    3,300,000 The Industrial Development Authority of the City of Richmond,
                Floating Rate, Industrial Development Revenue Bonds
                (Richmond MSA Limited Partnership Project), Variable Rate Demand
                Bonds, 5.363%, 11/01/04+                                                              N/R  $    3,300,000
-------------------------------------------------------------------------------------------------------------------------
               WASHINGTON--3.6%
     5,100,000 Washington Health Care Facilities Authority Revenue Bonds (Adventist
                Health System West/Walla Walla General), Variable Rate Demand
                Bonds, 3.800%, 9/01/09+                                                               A-1       5,100,000
     2,700,000 Washington State Housing Finance Commission (Emerald Heights
                Project), Variable Rate Demand Bonds, 4.250%, 1/01/21+                                A-2       2,700,000
     3,300,000 Washington State Housing Finance Commission, Nonprofit Revenue
                Bonds (Crista Ministries Project), Series 1991A, Variable Rate
                Demand Bonds, 3.500%, 7/01/11+                                                     VMIG-1       3,300,000
-------------------------------------------------------------------------------------------------------------------------
               WYOMING--0.2%
       600,000 Sweetwater County Pollution Control Revenue Bonds (Pacificorp Project),
                Series 1984, Variable Rate Demand Bonds, 3.650%, 12/01/14+                           A-1+         600,000
-------------------------------------------------------------------------------------------------------------------------
$  302,442,500 Total Investments -- 99.2%                                                                     302,550,385
==============-----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.8%                                                            2,417,733
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                          $  304,968,118
=========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               AMORTIZED
AMOUNT        DESCRIPTION                                                                RATINGS*            COST
-----------------------------------------------------------------------------------------------------------------


$  2,500,000  California Health Facilities Authority, Refunding Revenue Bonds
                (St. Joseph Health System), Series 1985A, Variable Rate Demand
                 Bonds, 3.700%, 7/01/13+                                                   VMIG-1    $  2,500,000
   4,900,000  California Health Facilities Authority, (Sutter Health), Series 1990A,
                Variable Rate Demand Bonds, 3.750%, 3/01/20+                               VMIG-1       4,900,000
   7,700,000  California Health Facilities Authority, Variable Rate Hospital Revenue
                Bonds, Adjustable Convertible Extendable Securities-ACES (Saint
                Francis Memorial Hospital), Series 1993B, Variable Rate Demand
                Bonds, 3.300%, 11/01/19+                                                   VMIG-1       7,700,000
   9,000,000  California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Shell Oil Company  Project), 1991 Series B,
                Variable Rate Demand Bonds, 3.700%, 10/01/11+                              VMIG-1       9,000,000
   5,400,000  California Pollution Control Financing Authority, Pollution Control
                Refunding Revenue Bonds (Pacific Gas and  Electric Company),
                1996-C, Variable Rate Demand Bonds, 3.650%, 11/01/26+                        A-1+       5,400,000
   4,700,000  California Pollution Control Financing Authority, Pollution Control
                Refunding Revenue Bonds (Pacific Gas and Electric Company),
                1996-F, Variable Rate Demand Bonds, 3.650%, 11/01/26+                        A-1+       4,700,000
   3,000,000  California School Cash Reserve Program Authority, 1996 Pool Bonds,
                Series A, Note, 4.750%, 7/02/97                                             MIG-1       3,020,420
   3,000,000  State of California 1996-97 Revenue Anticipation Notes,
                4.500%, 6/30/97                                                             MIG-1       3,012,651
   4,700,000  Tri-Modal Variable Rate Revenue Refunding Certificates of Participatio
                (House Ear Institute), 1993 Series A, Variable Rate Demand Bonds,
                3.650%, 12/01/18+                                                            A-1+       4,700,000
   1,000,000  California Statewide Community Development Authority, Certificates of
                Participation (Sutter Health Obligation Group),  Variable Rate
                Demand Bonds, 3.750%, 7/01/15+                                                A-1       1,000,000
   3,080,000  Chico Multi-Family Housing (Sycamore Glen Project), Variable Rate
                Refunding Bonds, Series 1995, Variable Rate Demand Bonds,
                3.770%, 4/07/14+                                                              N/R       3,080,000
   4,500,000  Contra Costa Multi-Family Mortgage Revenue Refunding (Delta Square
                Project), Series 1990A,Variable Rate Demand Bonds,
                3.400%, 8/01/07+  VMIG-1           4,500,000
   3,000,000  Fremont Multi-Family Housing (Mission Wells Project), Series 1985E,
                Variable Rate Demand Bonds, 3.450%, 9/01/07+                                  A-1       3,000,000
   4,900,000  Grand Terrace Redevelopment Agency, Multi-Family Housing (Mount
                Vernon Villas Project), Variable Rate Demand Bonds,
                3.500%, 12/01/11+                                                             A-1       4,900,000
   3,000,000  Hayward Housing Authority, Multi-Family Mortgage, Revenue
                Refunding Bonds, Series 1993A (Huntwood Terrace), Variable Rate
                Demand Bonds, 3.750%, 3/01/27+                                                A-1       3,000,000
-----------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN CALIFORNIA TAX-FREE MONEY MARKET FUND--CONTINUED
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               AMORTIZED
AMOUNT        DESCRIPTION                                                                  RATINGS*          COST
-----------------------------------------------------------------------------------------------------------------
$  3,860,000  Hillsborough Certificates of Participation, Water and Sewer System
                Project, Series 1995A, Variable Rate Demand Bonds, 3.750%, 6/01/15+             A-1   $ 3,860,000
   9,000,000  Kern Community College District, Certificates of Participation, Series
                1995, Variable Rate Demand Bonds, 4.200%, 1/01/25+                              A-2     9,000,000
   8,000,000  Los Angeles County Metropolitan Transportation Authority, Second
                Subordinate Sales Tax Revenue, Commercial Paper,
                3.600%, 9/19/96                                                                 A-1     8,000,000
   8,400,000  Monterey County Financing Authority Revenue Bonds (Reclamation
                and Distribution Project), Series 1995A, Variable Rate Demand Bonds,
                3.500%, 9/01/36+                                                             VMIG-1     8,400,000
   7,200,000  Oakland California Certificates of Participation, Capital Improvement
                Project, Variable Rate Demand Bonds, 3.750%, 12/01/15+                          N/R     7,200,000
   7,900,000  Orange County Apartment Development (Monarch Bay Apartments
                Project), Variable Rate Demand Bonds, 3.450%, 10/01/07+                         A-1     7,900,000
   3,800,000  Orange County (Robinson Ranch Apartments Project), Variable Rate
                Demand Revenue Bonds, 3.500%, 11/01/08+                                      VMIG-1     3,800,000
   4,350,000  San Diego County Rincon Del Diablo Municipal Water District, Rincon
                Public Facilities Corporation, Commercial Paper, 3.950%, 11/01/96            VMIG-1     4,350,000
   7,000,000  Sacramento Municipal Utility District, Series I, Commercial Paper,
                3.500%, 10/23/96                                                               A-1+     7,000,000
   1,200,000  San Bernardino Multi-Family Housing (Castle Park Apartments),
                Variable Rate Demand Bonds, 3.950%, 11/01/05+                                VMIG-1     1,200,000
   2,500,000  San Bernardino County 1996-97 Tax and Revenue Anticipation Notes,
                4.500%, 6/30/97                                                               MIG-1     2,512,445
   2,000,000  San Bernardino County (1996 County Center Refinancing Project),
                Certificates of Participation, Variable Rate Demand Bonds,
                3.300%, 7/01/15+                                                             VMIG-1     2,000,000
   3,000,000  San Diego Housing Authority, Multi-Family Housing, Revenue
                Refunding Bonds, Series 1993-A (Carmel Del Mar Apartments),
                Variable Rate Demand Bonds, 3.500%, 12/01/15+                                  A-1+     3,000,000
   2,000,000  San Diego County Teeter Obligation, Tax-Exempt, Commercial Paper,
                3.600%, 10/10/96                                                                A-1     2,000,000
   7,000,000  San Dimas Industrial Development Bonds (Bausch & Lomb
                Incorporated), Variable Rate Demand Bonds, 3.800%, 12/01/15+                    N/R     7,000,000
   8,200,000  City of Santa Ana, Multi-Modal Interchangeable Rate Health Facility
                Revenue Bonds (Town and Country Manor Project), Series 1990,
                Variable Rate Demand Bonds, 3.650%, 10/01/20+                                   A-1     8,200,000
   9,000,000  Santa Clara County Transit District Refunding Equipment, Trust
                Certificates, Variable Rate Demand Bonds, 3.750%, 6/01/15+                   VMIG-1     9,000,000
   6,000,000  Santa Paula Public Financing Authority, Series 1996, Water System
                Acquisition Project, Variable Rate Demand Bonds, 3.850%, 2/01/26+              A- 1     6,000,000
-----------------------------------------------------------------------------------------------------------------


                                                                       NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                            AUGUST 31, 1996

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
---------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Solano County Tax and Revenue Anticipation Notes, Series 1995-96,
                 4.500%, 11/01/96                                                                   MIG-1    $  5,005,217
   4,000,000   Southeast Resource Recovery Facilities Authority, Lease Revenue
                 Refunding Bonds, Series 1995A, Variable Rate Demand Bonds,
                 3.550%, 12/01/18+                                                                    A-1       4,000,000
   8,800,000   Southern California Public Power Authority, Transmission Project,
                 Variable Rate Demand Bonds, 3.200%, 7/01/19+                                      VMIG-1       8,800,000
   6,400,000   Torrance Hospital Revenue (Little Company of Mary Hospital--Torrance
                 Memorial Hospital), Variable Rate Demand Bonds, 3.450%, 2/01/22+                     A-2       6,400,000
   3,000,000   Turlock Irrigation District (Transmission Projects), 1996 Series A,
                 Certificates of Participation, Variable Rate Demand Bonds,
                 3.300%, 1/01/26+                                                                  VMIG-1       3,000,000
   2,640,000   Vista Multi-Family Housing (Shadowridge Apartments), Variable Rate
                 Demand Bonds, 3.400%, 5/01/05+                                                      A-1+       2,640,000
   4,500,000   Visalia Public Finance Authority, Certificates of Participation, 1991
                 Convention Center Expansion Project, Variable Rate Demand Notes,
                 3.550%, 12/01/16+                                                                 VMIG-1       4,500,000
   3,000,000   Washington Township Hospital District, 1984 Issue A, Variable Rate
                 Demand Bonds, 3.450%, 1/01/16+                                                    VMIG-1       3,000,000
---------------------------------------------------------------------------------------------------------------------------
$  202,130,000 Total Investments -- 99.7%                                                                     202,180,733
===========================================================================================================================
               Other Assets Less Liabilities -- 0.3%                                                              522,290
---------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $202,703,023
===========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                      17
17

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                                     AMORTIZED
  AMOUNT       DESCRIPTION                                                                       RATINGS*            COST
--------------------------------------------------------------------------------------------------------------------------
  $ 1,500,000  Boston Water and Sewer Commission, General Revenue Bonds, 1994
                Series A (Senior Series), Variable Rate Demand Bonds,
                3.100%, 11/01/24+                                                                  VMIG-1    $  1,500,000
               Brookline General Obligation Bonds, Unlimited Tax -- Bond:
      600,000   4.650%, 2/15/97                                                                       Aaa         603,994
    1,000,000   3.750%, 6/04/97                                                                       Aaa       1,001,651
    2,000,000  Framingham General Obligation, Unlimited Tax -- Note,1
                4.250%, 3/28/97                                                                       N/R       2,006,949
    1,160,000  Franklin General Obligation Bonds, Unlimited Tax -- Note,
                4.500%, 11/15/96                                                                      Aaa       1,161,617
    1,000,000  Town of Mashpee, Massachusetts, Bond Anticipation Notes,
                3.750%, 2/07/97                                                                       N/R       1,000,626
      700,000  Massachusetts Bay Transportation Authority, Bond Anticipation Notes,
                General Obligation, Unlimited Tax Series B -- Notes, 4.750%, 9/06/96                 SP-1         700,115
    3,000,000  Massachusetts Bay Transportation Authority, General Transportation,
                Series 1984A, Commercial Paper, 3.500%, 10/31/96                                   VMIG-1       3,000,000
    2,000,000  Massachusetts Municipal Wholesale Electric Company, Variable Rate
                Power Supply System, Revenue Bonds, 1994 Series, Variable Rate
                Demand Bonds, 3.350%, 7/01/19+                                                       A-1+       2,000,000
    1,300,000  The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,
                Fiscal Recovery Loan, Act of 1990, Series B, Variable  Rate Demand
                Bonds, 3.650%, 12/01/97+                                                           VMIG-1       1,300,000
    2,800,000  The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,
                Fiscal Recovery Loan, Act of 1990, Series E, Variable Rate Demand
                Bonds, 3.650%, 12/01/97+                                                           VMIG-1       2,800,000
    3,000,000  Massachusetts Health and Educational Facilities Authority (Fallon
                Health Care), Commercial Paper, 3.800%, 10/31/96                                     A-1+       3,000,000
    2,400,000  Massachusetts Health and Educational Facilities Authority (Capital
                Asset Program), Variable Rate Demand Bonds, 3.850%, 1/01/35+                       VMIG-1       2,400,000
    3,300,000  Massachusetts Health and Educational Facilities Authority (Harvard
                University), Variable Rate Demand Bonds, 3.250%, 8/01/17+                          VMIG-1       3,300,000
    2,500,000  Massachusetts Health and Educational Facilities Authority (Bringham
                and Women's Hospital), Variable Rate Demand Bonds,
                3.450%, 7/01/17+                                                                   VMIG-1       2,500,000
      400,000  Massachusetts Health and Educational Facilities Authority (M.I.T.
                Project), Variable Rate Demand Bonds, 3.300%, 7/01/21+                             VMIG-1         400,000
    3,000,000  Massachusetts Housing Finance Agency, Multifamily Refunding
                Revenue Bonds, 1995 Series A (Harbor Point), Variable Rate
                Demand Bonds, 3.350%, 12/01/25+                                                    VMIG-1       3,000,000
      680,000  Massachusetts Housing Finance Agency, Variable Rate Industrial
                Development Revenue Bonds, 1988 Series B, Variable Rate
                Demand Bonds, 3.200%, 7/01/08+                                                     VMIG-1         680,000
    1,145,000  Massachusetts Industrial Finance Agency, Adjustable Rate Industrial
                Revenue Bonds (Jencoat/Levy Realty Trust), Variable Rate
                Demand Bonds, 4.293%, 10/06/99+                                                       N/R       1,145,000
--------------------------------------------------------------------------------------------------------------------------


                                                                     NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                          AUGUST 31, 1996
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
--------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Massachusetts Industrial Finance Agency, (Nova Realty Trust 1994
                Refunding), Variable Rate Demand Bonds, 3.350%, 12/01/02+                             P-1    $  1,000,000
  2,600,000    Massachusetts Industrial Finance Agency, Manhasset Bay Associates,
                1985 Cambridge Issue, Variable Rate Demand Bonds,
                3.300%, 10/01/10+                                                                     Aa2       2,600,000
  3,100,000    Massachusetts Industrial Finance Agency (Holyoke Water Power
                Company Project), Variable Rate Demand Bonds, 3.100%, 5/01/22+                     VMIG-1       3,100,000
  2,155,000    Massachusetts Health and Educational Facilities Authority (Community
                Health Center Capital Fund), Variable Rate Demand Bonds,
                3.350%, 3/01/15+                                                                      A-2       2,155,000
  1,000,000    Massachusetts Health and Educational Facilities Authority, Amherst
                College Issue, Series F, Variable Rate Demand Bonds, Variable Rate
                Demand Bonds, 3.350%, 11/01/26+                                                    VMIG-1       1,000,000
  3,000,000    Massachusetts Port Authority, Multimodal Revenue Refunding Bonds,
                Series 1995A, Variable Rate Demand Bonds, 3.750%, 7/01/15+                         VMIG-1       3,000,000
    985,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments
                (FHA Insurance), Variable Rate Demand Bonds, 3.400%, 12/01/06+                       A-1+         985,000
  1,000,000    Massachusetts Industrial Finance Agency, Resource Recovery (Ogden
                Haverhill), Variable Rate Demand Bonds, 3.400%, 12/01/06+                          VMIG-1       1,000,000
  1,900,000    Massachusetts Industrial Finance Agency, (WGBH Educational
                Foundation Project), Adjustable Rate Revenue Bonds,
                3.300%, 10/01/09+                                                                  VMIG-1       1,900,000
  1,500,000    Massachusetts Industrial Finance Agency, (The Williston Northampton
                School), Variable Rate Demand Bonds, 3.200%, 4/01/24+                                 N/R       1,500,000
  1,400,000    Massachusetts Industrial Finance Agency (Showa Women's Institute
                Boston, Inc., 1994 Project), Variable Rate Demand Bonds,
                3.800%, 3/15/04+                                                                   VMIG-1       1,400,000
  1,000,000    Massachusetts Industrial Finance Agency (Emerson College Issue),
                Series 1995, Variable Rate Demand Bonds, 3.600%, 1/01/15+                             N/R       1,000,000
  2,500,000    Massachusetts Industrial Finance Agency, Edgewood Retirement
                Community Project, Series 1995-C, Variable Rate Demand Bonds,
                3.450%, 11/15/25                                                                   VMIG-1       2,500,000
  1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates LP),
                Series 1995, Variable Rate Demand Bonds, 3.600%, 12/01/20+                            N/R       1,000,000
  2,000,000    Massachusetts Industrial Finance Agency, Variable Rate Demand
                Revenue Bond (Newbury College), 1996 Series, Variable Rate
                Demand Bonds, 3.600%, 6/01/21+                                                        N/R       2,000,000
  3,000,000    Massachusetts Water Resources Authority, Series 1994, Commercial
                Paper, 3.550%, 10/31/96                                                              A-1+       3,000,000
  1,950,000    Mendon Upton Regional School District Bond Anticipation Notes,
                General Obligation Unlimited Tax - Note, 3.430%, 2/28/97                              N/R       1,951,202
  1,600,000    Merrimac Valley Regional Transit Authority, General Obligation,
                Unlimited Tax Revenue, Anticipation Notes, 3.800%, 9/27/96                            N/R       1,600,412
    900,000    New Bedford Industrial Development Revenue Refunding (Cliftex
                Corporation), Series 1989, Variable Rate Demand Bonds,
                4.293%, 10/01/97+                                                                     N/R         900,000
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
--------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Peabody Bond Anticipation Notes, General Obligation Unlimited Tax
                - Note, 4.150%, 8/15/97                                                               N/R     $ 1,002,991
     800,000   Shrewbury General Obligation Bonds, Series 1996 - Note,
                3.500%, 2/01/97                                                                       Aaa         800,812
     378,000   West Tisbury General Obligation Bonds, Unlimited Tax - Note,
                4.900%, 1/01/97                                                                       Aaa         379,230
     610,000   Westfield General Obligation Bonds, Series 1995 - Note,
                5.800%, 11/15/96                                                                      Aaa         612,522
--------------------------------------------------------------------------------------------------------------------------
$ 69,863,000   Total Investments -- 98.5%                                                                      69,887,230
===============-----------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 1.5%                                                            1,083,828
--------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $ 70,971,058
==========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT                                  DESCRIPTION                                              RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
$1,000,000     Albany County Bond Anticipation Renewal Notes,
                 Note, 3.500%, 2/19/97                                                                N/R      $1,000,428
 1,223,387     Babylon Bond Anticipation Notes, 1995, Series A,
                 Note, 3.850%, 10/30/96                                                               N/R       1,224,197
 1,400,000     Chautauqua County General Obligation Tax Anticipation Notes for
                 1996 Taxes, Notes, 4.000%, 12/20/96                                                  N/R       1,402,871
 1,000,000     Duchess County Industrial Development Agency, Industrial
                 Development Revenue Bonds (Toys "R" Us-NYTEX Inc. Facility),
                 Series 1984, Variable Rate Demand Bonds, 3.525%, 11/01/19+                            A1       1,000,000
 1,000,000     Guilderland Industrial Development Agency Industrial Development
                 Variable Rate Refunding Bonds, Series 1993A (Northeastern Industrial
                 Park Project), Variable Rate Demand Bonds, 3.400%, 12/01/08+                         P-1       1,000,000
 1,000,000     Nassau County Industrial Development Agency, Manhasset
                 Associates Project, Series 1984, Variable Rate Demand Bonds,
                 3.500%, 12/01/99+                                                                    A-1       1,000,000
   800,000     New York City Fiscal 94, Series A-10, Variable Rate Demand Bonds,
                 4.000%, 8/01/16+                                                                  VMIG-1         800,000
   400,000     New York City Housing Development Corporation (Parkgate Tower),
                 Variable Rate Demand Bonds, 3.300%, 2/01/07+                                         P-1         400,000
   300,000     New York City Housing Development Corporation (Columbus Gardens
                 Project), Variable Rate Demand Bonds, 3.400%, 2/01/07+                               A-1         300,000
 1,000,000     New York City Industrial Development Agency Refunding Revenue
                 (LaGuardia Associates Project), Variable Rate Demand Bonds,
                 3.300%, 12/01/15+                                                                    A-2       1,000,000
 1,300,000     New York City Trust For Cultural Resources, Revenue Bonds Series 1985
                 (Carnegie Hall), Variable Rate Demand Bonds, 3.300%, 12/01/15+                    VMIG-1       1,300,000
 1,000,000     New York City Commercial Paper, Series J-3, 3.600%, 10/31/96                          A-1+       1,000,000
 1,000,000     New York State Dormitory Authority, Oxford University Press Revenue
                 Bonds (Letter of Credit Secured), Series 1993, Variable Rate Demand
                 Bonds, 3.900%, 7/01/23+                                                           VMIG-1       1,000,000
 1,400,000     New York State Dormitory Authority Revenue Bonds, Series 1995
                 (Beverwyck Inc), Variable Rate Demand Bonds, 3.400%, 7/01/25+                     VMIG-1       1,400,000
 1,400,000     New York State Energy Research and Development Authority, Pollution
                 Control Revenue (Central Hudson Gas and Electric Corporation),
                 Variable Rate Demand Bonds, 3.200%, 11/01/20+                                       A-1+       1,400,000
 2,400,000     New York State Energy Research and Development Authority, Pollution
                 Control (Niagara Mohawk Power Corporation), Variable Rate Demand
                 Bonds, 4.250%, 3/01/27+                                                              N/R       2,400,000
 1,100,000     New York State Environmental Facilities Corporation (General Electric
                 Company), Commercial Paper, 3.450%, 11/21/96                                        A-1+       1,100,000
 1,400,000     New York State Housing Finance Agency (Normandie Court), Variable
                 Rate Demand Bonds, 3.350%, 5/15/15+                                               VMIG-1       1,400,000
   900,000     New York State Housing Finance Agency, Demand Revenue Bonds,
                 Series 1984-A (Mt. Sinai School of Medicine), Variable Rate Demand
                 Bonds, 3.650%, 11/01/14+                                                          VMIG-1         900,000
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                       AMORTIZED
AMOUNT         DESCRIPTION                                                                       RATINGS*            COST
-------------------------------------------------------------------------------------------------------------------------
$   885,000    New York State Job Development Authority, Series 1984E, Variable
                 Rate Demand Bonds, 3.700%, 3/01/99+                                                MIG-1     $   885,000
  1,400,000    New York Local Government Assistance Corporation, Series 1995E,
                 Variable Rate Demand Bonds, 3.350%, 4/01/25+                                      VMIG-1       1,400,000
  1,300,000    New York State Medical Care Facilities Finance Agency (Lenox Hill
                 Hospital), Variable Rate Demand Bonds, 3.250%, 11/01/08+                          VMIG-1       1,300,000
  1,300,000    New York State Medical Care Facilities Finance Agency (Children's
                 Hospital of Buffalo), Variable Rate Demand Bonds, 3.300%, 11/01/05+               VMIG-1       1,300,000
    300,000    New York State Thruway Authority, Variable Rate Demand Bonds,
                 3.800%, 1/01/24+                                                                  VMIG-1         300,000
  1,000,000    Puerto Rico Industrial Medical Educational and Environmental
                 Authority, Ana G. Mendez Educational Foundation, FEAGM Project,
                 Variable Rate Demand Bonds, 3.550%, 12/01/15+                                       A-1+       1,000,000
    400,000    Triborough Bridge and Tunnel Authority, Special Obligation, Variable
                 Rate Demand Bonds, Series 1994 (1994 Resolution),
                 3.200%, 1/01/24+                                                                   MIG-1         400,000
  1,300,000    Yonkers Industrial Development Agency, Series 1989, Civic Facility
                 Revenue Bonds, Variable Rate Demand Bonds, 3.650%, 7/01/19+                       VMIG-1       1,300,000
-------------------------------------------------------------------------------------------------------------------------
$28,908,387    Total Investments -- 99.2%                                                                      28,912,496
=============------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 0.8%                                                              244,733
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                             $29,157,229
=========================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS                                                       NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
(Unaudited)                                                                                                        AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                    RESERVES             CA                MA               NY
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in short-term municipal securities,
  at amortized cost (note 1)                                      $302,550,385      $202,180,733      $69,887,043      $28,912,496
Cash                                                                   833,154           219,039               --          204,072
Receivables:
  Interest                                                           1,448,642           964,477          329,257          169,774
  Investments sold                                                   1,202,575                --        1,000,000               --
Other assets                                                            29,640            15,018           15,606           10,892
                                                                  ------------      ------------      -----------      -----------
    Total assets                                                   306,064,396       203,379,267       71,231,906       29,297,234
                                                                  ------------      ------------      -----------      -----------

LIABILITIES
Accrued expenses:
  Management fees (note 4)                                             129,865            69,113           23,899            9,861
  Other                                                                207,968            85,202           64,248           56,704
Dividends payable                                                      758,445           521,929          172,701           73,440
                                                                  ------------      ------------      -----------      -----------
    Total liabilities                                                1,096,278           676,244          260,848          140,005
                                                                  ------------      ------------      -----------      -----------
Net assets applicable to shares outstanding (note 3)              $304,968,118      $202,703,023      $70,971,058      $29,157,229
                                                                  ============      ============      ===========      ===========

Shares outstanding:
  Service Plan series                                                       --        66,147,991       38,052,965          388,279
  Distribution Plan series                                                  --        68,175,060       28,138,622       28,752,283
  Institutional series                                                      --        68,379,972        4,779,471           16,667
                                                                  ------------      ------------      -----------      -----------
    Total shares outstanding                                       304,968,118       202,703,023       70,971,058       29,157,229
                                                                  ============      ============      ===========      ===========

Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                      $       1.00      $       1.00      $      1.00      $      1.00
                                                                  ============      ============      ===========      ===========
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

STATEMENT OF OPERATIONS
Six months ended August 31, 1996
(Unaudited)


-------------------------------------------------------------------------------
                                                                      RESERVES
-------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                  $5,716,145
                                                                     ----------

Expenses:
  Management fees (note 4)                                              793,081
  12b-1 expense (note 4)                                                 71,812
  Shareholders' servicing agent fees and expenses                       228,351
  Custodian's fees and expenses                                          57,974
  Directors' fees and expenses (note 4)                                   3,881
  Professional fees                                                      21,748
  Shareholders' reports-printing and mailing expenses                    58,872
  Federal and state registration fees                                    14,945
  Other expenses                                                         13,862
                                                                     ----------
    Total expenses before expense reimbursement                       1,264,526
  Expense reimbursement from investment adviser (note 4)                (74,883)
                                                                     ----------
    Net expenses                                                      1,189,643
                                                                     ----------
      Net investment income                                           4,526,502
Net gain (loss) from investment transactions                                 --
                                                                     ----------
Net increase in net assets from operations                           $4,526,502
                                                                     ==========
-------------------------------------------------------------------------------

See accompanying notes to financial statements

                                                              NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                   AUGUST 31, 1996

                                                             ------------------------------------------------------
                                                                         CALIFORNIA MONEY MARKET
                                                             ------------------------------------------------------
                                                              Service      Distribution    Institutional
                                                             Plan series   Plan series        Series       Total
-------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                         $1,155,595     $1,247,860        $738,339  $3,141,794
                                                             ----------     ----------        --------  -----------
 Expenses:
  Management fees (note 4)                                      133,714        144,570          85,960     364,244
  12b-1 expense (note 4)                                         41,118         32,729               -      73,847
  Shareholders' servicing agent fees and expenses                 1,453         18,698              84      20,235
  Custodian's fees and expenses                                  12,359         13,371           7,696      33,426
  Directors' fees and expenses (note 4)                             578            627             350       1,555
  Professional fees                                               2,173          2,345           1,412       5,930
  Shareholders' reports--printing and mailing expenses            3,288          4,625           1,623       9,536
  Federal and state registration fees                             5,150          1,067              41       6,258
  Other expenses                                                  3,597          3,878           2,065       9,535
                                                             ----------     ----------        --------  -----------
   Total expenses before expense reimbursement                  203,430        221,910          99,226     524,566
  Expense reimbursement from investment adviser (note 4)        (19,560)       (23,115)              -     (42,675)
                                                             ----------     ----------        --------  -----------
   Net expenses                                                 183,870        198,795          99,226     481,891
                                                             ----------     ----------        --------  -----------
     Net investment income                                      971,725      1,049,065         639,113   2,659,903
 Net gain (loss) from investment transactions                         -              -               -           -
                                                             ----------     ----------        --------  -----------
 Net increase in net assets from operations                  $  971,725     $1,049,065        $639,113  $2,659,903
                                                             ==========     ==========        ========  ===========
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements


STATEMENT OF OPERATIONS
Six months ended August 31, 1996
(Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                       MASSACHUSETTS MONEY MARKET
                                                      --------------------------------------------------------------
                                                                Service     Distribution   Institutional
                                                              Plan series   Plan series       series        Total
--------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                            $623,285        $448,592        $74,312   $1,146,189
                                                                --------        ---------       -------   ----------
 Expenses:
  Management fees (note 4)                                        74,326          53,403          8,845      136,574
  12b-1 expense (note 4)                                          26,000          12,816              -       38,816
  Shareholders' servicing agent fees and expenses                    576          16,363            710       17,649
  Custodian's fees and expenses                                   15,486          11,148          1,840       28,474
  Directors' fees and expenses (note 4)                              847             611            107        1,565
  Professional fees                                                6,730           4,858            840       12,428
  Shareholders' reports--printing and mailing expenses               607          14,917             75       15,599
  Federal and state registration fees                              2,236             556            430        3,222
  Other expenses                                                   1,745           1,265            216        3,226
                                                                --------        ---------       -------   ----------
   Total expenses before expense reimbursement                   128,553         115,937         13,063      257,553
  Expense reimbursement from investment adviser (note 4)         (26,248)        (42,610)          (895)     (69,753)
                                                                --------        ---------       -------   ----------
   Net expenses                                                  102,305          73,327         12,168      187,800
                                                                --------        ---------       -------   ----------
     Net investment income                                       520,980         375,265         62,144      958,389
 Net gain (loss) from investment transactions                       (283)           (221)           (43)        (547)
                                                                --------        ---------       -------   ----------
 Net increase in net assets from operations                     $520,697        $375,044        $62,101   $  957,842
                                                                ========        =========       =======   ==========
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------
                                                                           NEW YORK MONEY MARKET
-------------------------------------------------------------------------------------------------------------------
                                                             Service       Distribution   Institutional
                                                            Plan series     Plan series       series      Total
-------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                          $ 7,426       $ 504,983          $ 285    $ 512,694
                                                              -------       ---------          -----    ---------
 Expenses:
  Management fees (note 4)                                        877          59,466             33       60,376
  12b-1 expense (note 4)                                           58           5,786              -        5,844
  Shareholders' servicing agent fees and expenses                 850          14,377             12       15,239
  Custodian's fees and expenses                                   346          23,526             13       23,885
  Directors' fees and expenses (note 4)                            13             876              -          889
  Professional fees                                               146          10,173              6       10,325
  Shareholders' reports--printing and mailing expenses            514          20,181             25       20,720
  Federal and state registration fees                               6             601              -          607
  Other expenses                                                   26           1,771              2        1,799
                                                              -------       ---------          -----    ---------
   Total expenses before expense reimbursement                  2,836         136,757             91      139,684
  Expense reimbursement from investment adviser (note 4)       (1,630)        (54,981)           (45)     (56,656)
                                                              -------       ---------          -----    ---------
   Net expenses                                                 1,206          81,776             46       83,028
                                                              -------       ---------          -----    ---------
     Net investment income                                      6,220         423,207            239      429,666
 Net gain (loss) from investment transactions                       -               -              -            -
                                                              -------       ---------          -----    ---------
 Net increase in net assets from operations                   $ 6,220        $423,207           $239     $429,666
                                                              =======       =========          =====    =========
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

--------------------------------------------------------------------------------------------
                                                                        RESERVES
                                                            --------------------------------
                                                             Six months        Year ended
                                                            ended 8/31/96        2/29/96
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                       $   4,526,502     $   10,864,878
Net realized gain (loss) from investment transactions                   -                  -
                                                            -------------     --------------
  Net increase in net assets from operations                    4,526,502         10,864,878
                                                            -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                         (4,526,502)       (10,864,878)
                                                            -------------     --------------
COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              233,757,246        808,776,352
Net asset value of shares issued to shareholders due
  to reinvestment of distributions                              4,235,747         10,240,006
                                                            -------------     --------------
                                                              237,992,993        819,016,358
Cost of shares redeemed                                      (272,687,339)      (830,960,291)
                                                            -------------     --------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                 (34,694,346)       (11,943,933)
Net assets at the beginning of period                         339,662,464        351,606,397
                                                            -------------     --------------
Net assets at the end of period                             $ 304,968,118      $ 339,662,464
                                                            =============      =============
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                              NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                                   AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CALIFORNIA MONEY MARKET
                                                              --------------------------------------------------------------------
                                                                                Six months ended August 31, 1996
                                                              --------------------------------------------------------------------
                                                                Service        Distribution      Institutional
                                                              Plan series      Plan series          series               Total
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $    971,725     $  1,049,065      $    639,113        $   2,659,903
Net realized gain (loss) from investment transactions                   --               --                --                   --
                                                              ------------     ------------      ------------        -------------
  Net increase in net assets from operations                       971,725        1,049,065           639,113            2,659,903
                                                              ------------     ------------      ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                            (971,725)      (1,049,065)         (639,113)          (2,659,903)

COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                55,019,683       42,713,449        93,721,713          191,454,845
Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                    903,001          814,687            10,643            1,728,331
                                                              ------------     ------------      ------------        -------------
                                                                55,922,684       43,528,136        93,732,356          193,183,176
Cost of shares redeemed                                        (60,496,626)     (48,373,169)      (59,744,589)        (168,614,384)
                                                              ------------     ------------      ------------        -------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                   (4,573,942)      (4,845,033)       33,987,767           24,568,792
Net assets at the beginning of period                           70,721,933       73,020,093        34,392,205          178,134,231
                                                              ------------     ------------      ------------        -------------
Net assets at the end of period                               $ 66,147,991     $ 68,175,060      $ 68,379,972        $ 202,703,023
                                                              ============     ============      ============        =============
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CALIFORNIA MONEY MARKET
                                                              --------------------------------------------------------------------
                                                                                  Year ended February 29, 1996
                                                              --------------------------------------------------------------------
                                                                Service        Distribution      Institutional
                                                              Plan series      Plan series          series               Total
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $   1,933,448    $   2,282,992     $   1,255,971       $   5,472,411
Net realized gain (loss) from investment transactions                    --               --                --                  --
                                                              -------------    -------------     -------------       -------------
  Net increase in net assets from operations                      1,933,448        2,282,992         1,255,971           5,472,411
                                                              -------------    -------------     -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                           (1,933,448)      (2,282,992)       (1,255,971)         (5,472,411)
                                                              -------------    -------------     -------------       -------------

COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                137,297,132      130,907,267       212,399,556         480,603,955
Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                   1,633,671        1,762,239             3,093           3,399,003
                                                              -------------    -------------     -------------       -------------
                                                                138,930,803      132,669,506       212,402,649         484,002,958
Cost of shares redeemed                                        (109,980,788)    (126,806,592)     (228,782,833)       (465,570,213)
                                                              -------------    -------------     -------------       -------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                    28,950,015        5,862,914       (16,380,184)         18,432,745
Net assets at the beginning of year                              41,771,918       67,157,179        50,772,389         159,701,486
                                                              -------------    -------------     -------------       -------------
Net assets at the end of year                                 $  70,721,933    $  73,020,093     $  34,392,205       $ 178,134,231
                                                              =============    =============     =============       =============
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


                                                            ----------------------------------------------------------
                                                                            MASSACHUSETTS MONEY MARKET
                                                            ----------------------------------------------------------
                                                                         Six months ended August 31, 1996
                                                            ----------------------------------------------------------
                                                               Service     Distribution   Institutional
                                                             Plan series    Plan series       series         Total
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                      $    520,980   $    375,265     $    62,144   $    958,389
 Net realized gain (loss) from investment transactions              (283)          (221)            (43)          (547)
                                                            ------------   ------------     -----------   ------------
  Net increase in net assets from operations                     520,697        375,044          62,101        957,842
                                                            ------------   ------------     -----------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)                         (520,697)      (375,044)        (62,101)      (957,842)
                                                            ------------   ------------     -----------   ------------
 COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
 Net proceeds from sale of shares                             29,398,696     12,858,660       8,266,457     50,523,813
 Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                  519,327        355,970          17,348        892,645
                                                            ------------   ------------     -----------   ------------
                                                              29,918,023     13,214,630       8,283,805     51,416,458
 Cost of shares redeemed                                     (30,115,637)   (11,355,250)     (7,054,513)   (48,525,400)
                                                            ------------   ------------     -----------   ------------
  Net increase (decrease) in net assets derived from
   Common share transactions                                    (197,614)     1,859,380       1,229,292      2,891,058
 Net assets at the beginning of period                        38,250,579     26,279,242       3,550,179     68,080,000
                                                            ------------   ------------     -----------   ------------
 Net assets at the end of period                            $ 38,052,965   $ 28,138,622     $ 4,779,471   $ 70,971,058
                                                            ============   ============     ===========   ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    MASSACHUSETTS MONEY MARKET
                                                              ---------------------------------------------------------------------
                                                                                   Year ended February 29, 1996
                                                              ---------------------------------------------------------------------
                                                                Service         Distribution       Institutional
                                                              Plan series       Plan series            series             Total
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $    970,086      $    770,798       $    106,132       $   1,847,016
Net realized gain (loss) from investment transactions                   --                --                 --                  --
                                                              ------------      ------------       ------------       -------------
  Net increase in net assets from operations                       970,086           770,798            106,132           1,847,016
                                                              ------------      ------------       ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)                            (970,086)         (770,798)          (106,132)         (1,847,016)
                                                              ------------      ------------       ------------       -------------

COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                77,847,781        24,524,563         16,474,350         118,846,694
Net asset value of shares issued to shareholders due to
   reinvestment of distributions                                   960,638           758,160             46,176           1,764,974
                                                              ------------      ------------       ------------       -------------
                                                                78,808,419        25,282,723         16,520,526         120,611,668
Cost of shares redeemed                                        (68,289,392)      (23,240,661)       (14,005,907)       (105,535,960)
                                                              ------------      ------------       ------------       -------------
  Net increase (decrease) in net assets derived from
    Common share transactions                                   10,519,027         2,042,062          2,514,619          15,075,708
Net assets at the beginning of year                             27,731,552        24,237,180          1,035,560          53,004,292
                                                              ------------      ------------       ------------       -------------
Net assets at the end of year                                 $ 38,250,579      $ 26,279,242       $  3,550,179       $  68,080,000
                                                              ============      ============       ============       =============
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

                                                                              NEW YORK MONEY MARKET
                                                            ---------------------------------------------------------
                                                                         Six months ended August 31, 1996
                                                            ---------------------------------------------------------
                                                              Service     Distribution    Institutional
                                                            Plan series    Plan series        series          Total
---------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                        $   6,220   $    423,207         $   239   $    429,666
 Net realized gain (loss) from investment transactions                -              -               -              -
                                                              ---------   ------------         -------   ------------
  Net increase in net assets from operations                      6,220        423,207             239        429,666
                                                              ---------   ------------         -------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)                          (6,220)      (423,207)           (239)      (429,666)
                                                              ---------   ------------         -------   ------------
 COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
 Net proceeds from sale of shares                               (74,517)     7,913,378               -      7,838,861
 Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                   5,689        403,214               -        408,903
                                                              ---------   ------------         -------   ------------
                                                                (68,828)     8,316,592               -      8,247,764
 Cost of shares redeemed                                        (97,352)   (11,195,757)              -    (11,293,109)
                                                              ---------   ------------         -------   ------------
  Net increase (decrease) in net assets derived from
   Common share transactions                                   (166,180)    (2,879,165)              -     (3,045,345)
 Net assets at the beginning of period                          554,459     31,631,448          16,667     32,202,574
                                                              ---------   ------------         -------   ------------
 Net assets at the end of period                              $ 388,279   $ 28,752,283         $16,667   $ 29,157,229
                                                              =========   ============         =======   ============
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                            NEW YORK MONEY MARKET
                                                            --------------------------------------------------------
                                                                         Year ended February 29, 1996
                                                            --------------------------------------------------------
                                                              Service     Distribution   Institutional
                                                            Plan series    Plan series      series         Total
--------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                       $  16,065    $    968,690    $       533   $    985,288
 Net realized gain (loss) from investment transactions               -               -              -              -
                                                             ---------    ------------    -----------   ------------
  Net increase in net assets from operations                    16,065         968,690            533        985,288
                                                             ---------    ------------    -----------   ------------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)                        (16,065)       (968,690)          (533)      (985,288)
                                                             ---------    ------------    -----------   ------------
 COMMON SHARE TRANSACTIONS
  (at constant net asset value of $1 per share) (note 1)
 Net proceeds from sale of shares                              364,272      36,230,907              -     36,595,179
 Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                 13,053         942,307              -        955,360
                                                             ---------    ------------    -----------   ------------
                                                               377,325      37,173,214              -     37,550,539
 Cost of shares redeemed                                      (462,939)    (35,339,438)             -    (35,802,377)
                                                             ---------    ------------    -----------   ------------
  Net increase (decrease) in net assets derived from
   Common share transactions                                   (85,614)      1,833,776              -      1,748,162
 Net assets at the beginning of year                           640,073      29,797,672         16,667     30,454,412
                                                             ---------    ------------    -----------   ------------
 Net assets at the end of year                               $ 554,459    $ 31,631,448    $    16,667   $ 32,202,574
                                                             =========    ============    ===========   ============
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


1. GENERAL INFORMATION AND SIGNIFICANT
   ACCOUNTING POLICIES

At August 31, 1996, the money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers who do not perform additional distribution and administrative services.

Each Fund issues its own shares, at net asset value which the Fund will seek to maintain at $1.00 per share without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 1996, the dollar-weighted average life was 44 days for Reserves, 24 days for California Money Market, 40 days for Massachusetts Money Market and 22 days for New York Money Market).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1996, there were no such purchase commitments in any of the Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes for the California, Massachusetts and New York Money Market Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Insurance Commitments

The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Bank had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996.

2. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investment securities during the six months ended August 31, 1996, were as follows:

----------------------------------------------------------------------------------------------------------
                                                RESERVES           CA              MA              NY
----------------------------------------------------------------------------------------------------------
Purchases                                     $467,276,586  $  187,925,130  $   93,368,373  $   21,100,880
Sales and Maturities                           500,135,000     163,115,000      93,581,679      24,100,000
                                              ============  ==============  ==============  ==============
----------------------------------------------------------------------------------------------------------

At August 31, 1996, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for all Funds.

3. COMPOSITION OF NET ASSETS
At August 31, 1996, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

----------------------------------------------------------------------------------------------------------
                                              RESERVES             CA              MA              NY
----------------------------------------------------------------------------------------------------------
Capital paid in:
  Service Plan series                       $            -  $   66,147,991  $   38,052,965  $      388,279
  Distribution Plan series                               -      68,175,060      28,138,622      28,752,283
  Institutional series                                   -      68,379,972       4,779,471          16,667
                                            --------------  --------------  --------------  --------------
Net assets                                  $  304,968,118  $  202,703,023  $   70,971,058  $   29,157,229
                                            ==============  ==============  ==============  ==============
Authorized shares                            2,000,000,000   2,350,000,000   2,500,000,000   2,500,000,000
                                            ==============  ==============  ==============  ==============
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

-------------------------------------------------------------------------
                                                     Management fees
-------------------------------------------------------------------------
Average daily net asset value                   RESERVES       CA, MA, NY
-------------------------------------------------------------------------
For the first $500,000,000                      .5 of 1%         .4 of 1%
For the next $500,000,000                     .475 of 1        .375 of 1
For net assets over $1,000,000,000             .45 of 1         .35 of 1
-------------------------------------------------------------------------

Also, pursuant to a distribution agreement with the Funds, Nuveen is the distributor or principal underwriter of Fund shares and pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and Nuveen pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Money Market Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee referred to above is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Money Market Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their directors who are affiliated with the Adviser or to their officers, all of

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


whom receive remuneration for their services to the Funds from the Adviser.

5. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

-------------------------------------------------------------
                                    RESERVES   CA    MA    NY
-------------------------------------------------------------
Revenue Bonds:
  Pollution Control Facilities          35%   13%   11%   35%
  Health Care Facilities                27    19    18    14
  Housing Facilities                     6    18     7     7
  Educational Facilities                 2     -    13     7
  Water/Sewer Facilities                 2    11     7     -
  Lease Rental Facilities                -    11     -     -
  Electric Utilities                     -     9    10     -
  Transportation                         1     -     4     1
  Other                                 13    11     1    14
General Obligation Bonds                14     8    29    22
                                       ---   ---   ---   ---
                                       100%  100%  100%  100%
                                       ===   ===   ===   ===
-------------------------------------------------------------

In addition, certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (93% for Reserves, 95% for California, 86% for Massachusetts and 84% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------
                                             Income from investment operations                Less distributions
                                            ----------------------------------------------------------------------------
                                                                           Net
                                                                  realized and        Dividends from
                              Net asset             Net             unrealized            tax-exempt     Distributions
                        value beginning      investment       gain (loss) from        net investment              from
                              of period          income            investments                income     capital gains
------------------------------------------------------------------------------------------------------------------------
RESERVES
------------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96                       $ 1.000         $ .014+                  $   -               $ (.014)             $  -
Year ended 2/29,
  1996                            1.000           .032+                      -                 (.032)                -
Year ended 2/28,
  1995                            1.000           .025+                      -                 (.025)                -
  1994                            1.000           .018+                      -                 (.018)                -
  1993                            1.000           .023                       -                 (.023)                -
5 months ended
  2/29/92                         1.000           .015                       -                 (.015)                -
Year ended 9/30,
  1991                            1.000           .046                       -                 (.046)                -
  1990                            1.000           .055                       -                 (.055)                -
  1989                            1.000           .057                       -                 (.057)                -
Year ended 2/29,
  1988                            1.000           .045                       -                 (.045)                -
Year ended 2/28,
  1987                            1.000           .039                       -                 (.039)                -
  1986                            1.000           .045++                     -                 (.045)                -
------------------------------------------------------------------------------------------------------------------------


See notes on page 46.

                            NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                           -----------------------------------------------------------------------
                                                                                   Ratio of       Ratio of net          Ratio of
                                                                                   expenses  investment income          expenses
                                                              Net assets         to average         to average        to average
                      Net asset value   Total return on    end of period  net assets before  net assets before   net assets after
                        end of period   net asset value    (in thousands)     reimbursement      reimbursement     reimbursement+
---------------------------------------------------------------------------------------------------------------------------------
RESERVES
---------------------------------------------------------------------------------------------------------------------------------
Six months ended             $ 1.000               1.44%       $ 304,968                .80%*             2.80%*              .75%*
  8/31/96
Year ended 2/29,               1.000               3.23          339,662                .79               3.18                .75
  1996
Year ended 2/28,               1.000               2.46          351,606                .78               2.40                .75
  1995                         1.000               1.84          404,201                .80               1.78                .75
  1994                         1.000               2.34          450,746                .74               2.35                .74
  1993
5 months ended                 1.000               1.45          477,127                .75*              3.48*               .75*
  2/29/92
Year ended 9/30,               1.000               4.57          451,808                .72               4.56                .72
  1991                         1.000               5.45          430,206                .73               5.45                .73
  1990                         1.000               5.70          390,258                .72               5.69                .72
  1989
Year ended 2/29,               1.000               4.52          409,653                .73               4.52                .73
  1988
Year ended 2/29,               1.000               3.88          361,044                .73               3.85                .73
  1987                         1.000               4.46          272,677                .80               4.34                .75
  1986
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------
      Ratios/Supplemental data
------------------------------------
                      Ratio of net
                 investment income
                        to average
                  net assets after
                    reimbursement+
----------------------------------
RESERVES
----------------------------------
Six months ended
  8/31/96                     2.85%*
Year ended 2/29,
  1996                        3.22
Year ended 2/28,
  1995                        2.43
  1994                        1.83
  1993                        2.35
5 months ended
  2/29/92                     3.48*
Year ended 9/30,
  1991                        4.56
  1990                        5.45
  1989                        5.69
Year ended 2/29,
  1988                        4.52
Year ended 2/29,
  1987                        3.85
  1986                        4.39
------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------
                                                 Income from investment operations         Less distributions
                                                 -------------------------------------------------------------------
                                                                               Net
                                                                      realized and   Dividends from
                                   Net asset              Net           unrealized       tax-exempt    Distributions
                             value beginning       investment     gain (loss) from   net investment             from
                                   of period           income          investments           income    capital gains
--------------------------------------------------------------------------------------------------------------------
CA**
--------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000           $.015+                  $--          $(.015)              $--
  Distribution Plan series             1.000            .015+                   --           (.015)               --
  Institutional series                 1.000            .015                    --           (.015)               --
Year ended
  2/29/96
  Service Plan series                  1.000            .033+                   --           (.033)               --
   Distribution Plan series            1.000            .033+                   --           (.033)               --
   Institutional series                1.000            .034                    --           (.034)               --
Year ended
  2/28/95
  Service Plan series                  1.000            .026+                   --           (.026)               --
  Distribution Plan series             1.000            .026+                   --           (.026)               --
  Institutional series                 1.000             .027                   --           (.027)               --
Year ended
  2/28/94
 Service Plan series                   1.000            .019                    --           (.019)               --
 Distribution Plan series              1.000            .019+                   --           (.019)               --
 Institutional series                  1.000            .021                    --           (.021)               --
Year ended
  2/28/93
  Service Plan series                  1.000            .023+                   --           (.023)               --
  Distribution Plan series             1.000            .023+                   --           (.023)               --
  Institutional series                 1.000            .024                    --           (.024)               --
Eight months ended
  2/29/92
  Service Plan series                  1.000            .024+                   --           (.024)               --
  Distribution Plan series             1.000            .024+                   --           (.024)               --
  Institutional series                 1.000            .025                    --           (.025)               --
Year ended
  6/30/91
  Service Plan series                  1.000            .047+                   --           (.047)               --
  Distribution Plan series             1.000            .047+                   --           (.047)               --
  Institutional series                 1.000            .048                    --           (.048)               --
Year ended:
  6/30/90++                            1.000            .054+                   --           (.054)               --
  6/30/89++                            1.000            .056+                   --           (.056)               --
  6/30/88++                            1.000            .043+                   --           (.043)               --
  6/30/87++                            1.000            .039+                   --           (.039)               --
--------------------------------------------------------------------------------------------------------------------

See notes on page 46.

                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

-------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                               ----------------------------------------------------
                                                                                        Ratio of       Ratio of net
                                                                                        expenses  investment income
                                                                  Net assets          to average         to average
                             Net asset value  Total return on  end of period   net assets before  net assets before
                               end of period  net asset value  (in thousands)      reimbursement     reimbursement+
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000            1.47%       $ 66,148               .61%*             2.85%*
  Distribution Plan series             1.000            1.47          68,175               .61*              2.84*
  Institutional series                 1.000            1.51          68,380               .46*              2.98*
Year ended
  2/29/96
  Service Plan series                  1.000            3.32          70,722               .56               3.28
   Distribution Plan series            1.000            3.31          73,020               .62               3.23
   Institutional series                1.000            3.40          34,392               .46               3.39
Year ended
  2/28/95
  Service Plan series                  1.000            2.59          41,772               .59               2.15
  Distribution Plan series             1.000            2.60          67,157               .64               2.47
  Institutional series                 1.000            2.69          50,772               .47               2.74
Year ended
  2/28/94
 Service Plan series                   1.000            1.94         415,238               .53               1.94
 Distribution Plan series              1.000            1.92          72,380               .73               1.74
 Institutional series                  1.000            2.07          32,299               .41               2.06
Year ended
  2/28/93
  Service Plan series                  1.000            2.28         469,812               .57               2.24
  Distribution Plan series             1.000            2.29          80,652               .62               2.19
  Institutional series                 1.000            2.36          24,156               .47               2.33
Eight months ended
  2/29/92
  Service Plan series                  1.000            2.39         478,886               .56*              3.53*
  Distribution Plan series             1.000            2.39          91,670               .61*              3.48*
  Institutional series                 1.000            2.45          18,334               .45*              3.64*
Year ended
  6/30/91
  Service Plan series                  1.000            4.70         431,590               .57               4.65
  Distribution Plan series             1.000            4.70          90,031               .61               4.61
  Institutional series                 1.000            4.80          22,342               .45               4.77
Year ended:
  6/30/90++                            1.000            5.37         452,465               .59               5.34
  6/30/89++                            1.000            5.62         362,927               .57               5.68
  6/30/88++                            1.000            4.28         207,897               .59               4.27
  6/30/87++                            1.000            3.90         284,956               .63               3.85
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------
                                  Ratio of        Ratio of net
                                  expenses            expenses
                                to average          to average
                          net assets after    net assets after
                            reimbursement+      reimbursement+
--------------------------------------------------------------

--------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                .55%*              2.91%*
  Distribution Plan series           .55*               2.90*
  Institutional series               .46*               2.98*
Year ended
  2/29/96
  Service Plan series                .54                3.36
   Distribution Plan serie           .55                3.30
   Institutional series              .46                3.39
Year ended
  2/28/95
  Service Plan series                .55                2.19
  Distribution Plan series           .55                2.56
  Institutional series               .47                2.74
Year ended
  2/28/94
 Service Plan series                 .53                1.94
 Distribution Plan series            .55                1.92
 Institutional series                .41                2.06
Year ended
  2/28/93
  Service Plan series                .55                2.26+
  Distribution Plan series           .55                2.26+
  Institutional series               .47                2.33
Eight months ended
  2/29/92
  Service Plan series                .55*               3.54*
  Distribution Plan series           .55*               3.54*
  Institutional series               .45*               3.64*
Year ended
  6/30/91
  Service Plan series                .55                4.67
  Distribution Plan series           .55                4.67
  Institutional series               .45                4.77
Year ended:
  6/30/90++                          .55                5.38
  6/30/89++                          .55                5.70
  6/30/88++                          .55                4.31
  6/30/87++                          .50                3.92
--------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------
                                                 Income from investment operations         Less distributions
                                                 -------------------------------------------------------------------
                                                                               Net
                                                                      realized and   Dividends from
                                   Net asset              Net           unrealized       tax-exempt    Distributions
                             value beginning       investment     gain (loss) from   net investment             from
                                   of period           income          investments           income    capital gains
--------------------------------------------------------------------------------------------------------------------
MA***
--------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000           $.014+                  $--          $(.014)              $--
  Distribution Plan series             1.000            .014+                   --           (.014)               --
  Institutional series                 1.000            .014+                   --           (.014)               --
Year ended
  2/29/96
  Service Plan series                  1.000            .032+                   --           (.032)               --
   Distribution Plan series            1.000            .032+                   --           (.032)               --
   Institutional series                1.000            .032+                   --           (.032)               --
Year ended
  2/28/95
  Service Plan series                  1.000            .025+                   --           (.025)               --
  Distribution Plan series             1.000            .025+                   --           (.025)               --
  Institutional series                 1.000            .026+                   --           (.026)               --
Year ended
  2/28/94
 Service Plan series                   1.000            .018+                   --           (.018)               --
 Distribution Plan series              1.000            .017+                   --           (.017)               --
 Institutional series                  1.000            .018                    --           (.018)               --
Year ended
  2/28/93
  Service Plan series                  1.000            .023+                   --           (.023)               --
  Distribution Plan series             1.000            .023+                   --           (.023)               --
  Institutional series                 1.000            .023+                   --           (.023)               --
Ten months ended
  2/29/92
  Service Plan series                  1.000            .032+                   --           (.032)               --
  Distribution Plan series             1.000            .032+                   --           (.032)               --
  Institutional series                 1.000            .032                    --           (.032)               --
Year ended
  4/30/91
  Service Plan series                  1.000            .053+                   --           (.053)               --
  Distribution Plan series             1.000            .053+                   --           (.053)               --
  Institutional series                 1.000            .053                    --           (.053)               --
Year ended:
  4/30/90++                            1.000            .057+                   --           (.057)               --
  4/30/89++                            1.000            .050+                   --           (.050)               --
  4/30/88++                            1.000            .043+                   --           (.043)               --
12/10/86 to
  4/30/87++                            1.000            .016+                   --           (.016)               --
--------------------------------------------------------------------------------------------------------------------

See notes on page 46.

                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                               ----------------------------------------------------
                                                                                        Ratio of       Ratio of net
                                                                                        expenses  investment income
                                                                  Net assets          to average         to average
                             Net asset value  Total return on  end of period   net assets before  net assets before
                               end of period  net asset value  (in thousands)      reimbursement      reimbursement
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000            1.42%       $ 38,053               .69%*             2.66%*
  Distribution Plan series             1.000            1.42          28,139               .87*              2.49*
  Institutional series                 1.000            1.42           4,779               .59*              2.77*
Year ended
  2/29/96
  Service Plan series                  1.000            3.17          38,251               .63               3.06
  Distribution Plan series             1.000            3.17          26,279               .84               2.87
  Institutional series                 1.000            3.18           3,550               .57               3.12
Year ended
  2/28/95
  Service Plan series                  1.000            2.53          27,732               .61               2.49
  Distribution Plan series             1.000            2.53          24,237               .82               2.28
  Institutional series                 1.000            2.61           1,036               .47               2.63
Year ended
  2/28/94
  Service Plan series                  1.000            1.77          38,576               .55               1.88
  Distribution Plan series             1.000            1.74          27,773               .76               1.67
  Institutional series                 1.000            1.80           3,406               .49               1.93
Year ended
  2/28/93
  Service Plan series                  1.000            2.33          40,214               .73               2.16
  Distribution Plan series             1.000            2.33          27,993               .82               2.07
  Institutional series                 1.000            2.34           5,325               .58               2.31
Ten months ended
  2/29/92
  Service Plan series                  1.000            3.22          61,476               .62*              3.73*
  Distribution Plan series             1.000            3.22          34,509               .72*              3.63*
  Institutional series                 1.000            3.24           8,917               .53*              3.82*
Year ended
  4/30/91
  Service Plan series                  1.000            5.30          37,979               .68               5.12
  Distribution Plan series             1.000            5.30          33,809               .76               5.04
  Institutional series                 1.000            5.30          14,973               .54               5.26
Year ended:
  4/30/90++                            1.000            5.70          53,631               .74               5.48
  4/30/89++                            1.000            5.00          31,319               .76               4.97
  4/30/88++                            1.000            4.29          35,614               .75               4.03
12/10/86 to
  4/30/87++                            1.000            1.60          12,371              3.02*              1.40
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------
                                  Ratio of        Ratio of net
                                  expenses   investment income
                                to average          to average
                          net assets after    net assets after
                            reimbursement+      reimbursement+
--------------------------------------------------------------

--------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                .55%*              2.80%*
  Distribution Plan series           .55*               2.81*
  Institutional series               .55*               2.81*
Year ended
  2/29/96
  Service Plan series                .55                3.14
  Distribution Plan series           .55                3.16
  Institutional series               .54                3.15
Year ended
  2/28/95
  Service Plan series                .55                2.55
  Distribution Plan series           .55                2.55
  Institutional series               .47                2.63
Year ended
  2/28/94
  Service Plan series                .52                1.91
  Distribution Plan series           .55                1.88
  Institutional series               .49                1.93
Year ended
  2/28/93
  Service Plan series                .55                2.34
  Distribution Plan series           .55                2.34
  Institutional series               .55                2.34
Ten months ended
  2/29/92
  Service Plan series                .55*               3.80*
  Distribution Plan series           .55*               3.80*
  Institutional series               .53*               3.82*
Year ended
  4/30/91
  Service Plan series                .55                5.25
  Distribution Plan series           .55                5.25
  Institutional series               .54                5.26
Year ended:
  4/30/90++                          .55                5.67
  4/30/89++                          .55                5.18
  4/30/88++                          .48                4.30
12/10/86 to
  4/30/87++                          .06                4.36*
--------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------
                                               Income from investment operations           Less distributions
                                               -------------------------------------------------------------------
                                                                             Net
                                                                    realized and   Dividends from
                                     Net asset           Net          unrealized       tax-exempt    Distributions
                               value beginning    investment    gain (loss) from   net investment             from
                                     of period        income         investments           income    capital gains
------------------------------------------------------------------------------------------------------------------
 NY***
------------------------------------------------------------------------------------------------------------------
 Six months ended
   8/31/96
   Service Plan series                  $1.000        $.014+                $ --           $(.014)            $ --
   Distribution Plan series              1.000         .014+                  --            (.014)              --
   Institutional series                  1.000         .014+                  --            (.014)              --
 Year ended
   2/29/96
   Service Plan series                   1.000         .032+                  --            (.032)              --
   Distribution Plan series              1.000         .032+                  --            (.032)              --
   Institutional series                  1.000         .032+                  --            (.032)              --
 Year ended
   2/28/95
   Service Plan series                   1.000         .024+                  --            (.024)              --
   Distribution Plan series              1.000         .024+                  --            (.024)              --
   Institutional series                  1.000         .023+                  --            (.023)              --
 Year ended
   2/28/94
   Service Plan series                   1.000         .015+                  --            (.015)              --
   Distribution Plan series              1.000         .015+                  --            (.015)              --
   Institutional series                  1.000         .015+                  --            (.015)              --
 Year ended
   2/28/93
   Service Plan series                   1.000         .020+                  --            (.020)              --
   Distribution Plan series              1.000         .020+                  --            (.020)              --
   Institutional series                  1.000         .020+                  --            (.020)              --
 10 months ended
   2/29/92
   Service Plan series                   1.000         .029+                  --            (.029)              --
   Distribution Plan series              1.000         .029+                  --            (.029)              --
   Institutional series                  1.000         .030+                  --            (.030)              --
 Year ended
   4/30/91
   Service Plan series                   1.000         .047+                  --            (.047)              --
   Distribution Plan series              1.000         .047+                  --            (.047)              --
   Institutional series                  1.000         .047+                  --            (.047)              --
 Year ended:
   4/30/90++                             1.000         .054+                  --            (.054)              --
   4/30/89++                             1.000         .050+                  --            (.050)              --
   4/30/88++                             1.000         .041+                  --            (.041)              --
 12/10/86 to
   4/30/87++                             1.000         .015+                  --            (.015)              --
------------------------------------------------------------------------------------------------------------------

*   Annualized.
** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the above per share data by series.
*** Effective for the fiscal year ended April 30, 1991, and thereafter, the
    Fund has presented the above per share data by series.
+ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (note 4).
++ Represents combined per share data and ratios for the Service Plan series, Distribution Plan series and Institutional series.

                                                               NUVEEN TAX-FREE MONEY MARKET FUNDS SEMIANNUAL REPORT
                                                                                                    AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------
                                                                                    Ratios/Supplemental data
                                                               ----------------------------------------------------
                                                                                        Ratio of       Ratio of net
                                                                                        expenses  investment income
                                                                  Net assets          to average         to average
                             Net asset value  Total return on  end of period   net assets before  net assets before
                               end of period  net asset value  (in thousands)      reimbursement      reimbursement
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                 $1.000            1.44%       $    338              1.30%*             2.10%*
  Distribution Plan series             1.000            1.44          28,752               .92*              2.48*
  Institutional series                 1.000            1.44              17              1.08*              2.31*
Year ended
  2/29/96
  Service Plan series                  1.000            3.20             554              1.92               1.82
  Distribution Plan series             1.000            3.20          31,631               .94               2.80
  Institutional series                 1.000            3.20              17              1.38               2.37
Year ended
  2/28/95
  Service Plan series                  1.000            2.36             640               .95               1.98
  Distribution Plan series             1.000            2.37          29,798               .79               2.14
  Institutional series                 1.000            2.28              17              2.14                .79
Year ended
  2/28/94
  Service Plan series                  1.000            1.51             557              1.49                .69
  Distribution Plan series             1.000            1.51          27,886               .78               1.40
  Institutional series                 1.000            2.51              17              4.60              (2.48)
Year ended
  2/28/93
  Service Plan series                  1.000            2.02             529              1.17               1.42
  Distribution Plan series             1.000            2.02          34,827               .78               1.81
  Institutional series                 1.000            2.02              17             19.33             (16.59)
10 months ended
  2/29/92
  Service Plan series                  1.000            2.94           1,934               .87*              3.19*
  Distribution Plan series             1.000            2.94          45,259               .71*              3.35*
  Institutional series                 1.000            2.94              17             11.89*             (7.83)*
Year ended
  4/30/91
  Service Plan series                  1.000            4.73           1,653               .88               4.39
  Distribution Plan series             1.000            4.73          41,446               .69               4.58
  Institutional series                 1.000            4.73              17               .62               4.65
Year ended:
  4/30/90++                            1.000            5.36          41,602               .71               5.18
  4/30/89++                            1.000            4.95          30,262               .86               4.74
  4/30/88++                            1.000            4.10          17,016              1.03               3.54
12/10/86 to
  4/30/87++                            1.000            1.50           4,134              4.20                .05*
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------
                                  Ratio of        Ratio of net
                                  expenses   investment income
                                to average          to average
                          net assets after    net assets after
                            reimbursement+      reimbursement+
--------------------------------------------------------------

--------------------------------------------------------------
Six months ended
  8/31/96
  Service Plan series                .55%*              2.85%*
  Distribution Plan series           .55*               2.85*
  Institutional series               .55*               2.84*
Year ended
  2/29/96
  Service Plan series                .55                3.19
  Distribution Plan series           .55                3.19
  Institutional series               .55                3.20
Year ended
  2/28/95
  Service Plan series                .55                2.38
  Distribution Plan series           .55                2.38
  Institutional series               .55                2.38
Year ended
  2/28/94
  Service Plan series                .55                1.63
  Distribution Plan series           .55                1.63
  Institutional series               .55                1.63
Year ended
  2/28/93
  Service Plan series                .55                2.04
  Distribution Plan series           .55                2.04
  Institutional series               .55                2.19
Eight months ended
  2/29/92
  Service Plan series                .55*               3.51*
  Distribution Plan series           .55*               3.51*
  Institutional series               .55*               3.51*
Year ended
  4/30/91
  Service Plan series                .55                4.72
  Distribution Plan series           .55                4.72
  Institutional series               .55                4.72
Year ended:
  4/30/90++                          .55                5.34
  4/30/89++                          .55                5.05
  4/30/88++                          .50                4.07
12/10/86 to
  6/30/87++                          .05*               4.20*
--------------------------------------------------------------

                                      47

                                        Your
                                        investment
                                        partners

                                        Since 1898, John Nuveen & Co.
             [PHOTO APPEARS HERE]       Incorporated has worked to bring
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                                        Investors, financial advisers, municipal
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                                        investing.

                                         As the oldest and largest municipal
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            For nearly 100 years,        Nuveen also works closely with
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  reputation as a tax-free income       including brokerage firms, banks,
        specialist by focusing on       insurance companies, and independent
                  municipal bonds       financial planners, to bring the
                                        benefits of tax-free investing to you.
                                        These advisers are experts at
                                        identifying your needs and recommending
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                                        Together we make a powerful team,
                                        helping you create a successful
                                        investment plan that meets your needs
                                        today and in the future.

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John Nuveen & Co. Incorporated
333 West Wacker Drive
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                                  MSA-3-8.96
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